This is filed pursuant to Rule 497(c).


AB BOND FUND, INC.
File No. 2-48227

AB GLOBAL BOND FUND, INC.
File No. 33-45328

AB HIGH INCOME FUND, INC.
File No. 33-72460

AB UNCONSTRAINED BOND FUND, INC.
File No. 33-63797

[A/B]
[LOGO]
PROSPECTUS  |  JANUARY 30, 2017

The AB Bond Funds

Core                                                             High Income
(Shares Offered--Exchange Ticker Symbol)                         (Shares Offered--Exchange Ticker Symbol)

    AB Intermediate Bond Portfolio                                   AB High Income Fund
    (Class A-ABQUX; Class B-ABQBX; Class C-ABQCX;                    (Class A-AGDAX; Class B-AGDBX; Class C-AGDCX;
     Advisor Class-ABQYX; Class R-ABQRX;                              Advisor Class-AGDYX; Class R-AGDRX;
     Class K-ABQKX; Class I-ABQIX; Class Z-ABQZX)                     Class K-AGDKX; Class I-AGDIX; Class Z-AGDZX)

    AB Global Bond Fund                                              AB Limited Duration High Income Portfolio
    (Class A-ANAGX; Class B-ANABX; Class C-ANACX;                    (Class A-ALHAX; Class C-ALHCX; Advisor Class-ALHYX)
     Advisor Class-ANAYX; Class R-ANARX;
     Class K-ANAKX; Class I-ANAIX; Class Z-ANAZX)                    AB High Yield Portfolio
                                                                     (Class A-HIYAX; Class C-HIYCX; Advisor
                                                                      Class-HIYYX; Class R-HIYRX; Class K-HIYKX;
                                                                      Class I-HIYIX; Class Z-HIYZX)

                                                                     AB Income Fund
                                                                     (Class A-AKGAX; Class C-AKGCX; Advisor Class-ACGYX)

Absolute Return                                                  Tax-Aware
(Shares Offered--Exchange Ticker Symbol)                         (Shares Offered--Exchange Ticker Symbol)

    AB Credit Long/Short Portfolio                                   AB Tax-Aware Fixed Income Portfolio
    (Class A-ALASX; Class C-ALCSX; Advisor Class-ALYSX)              (Class A-ATTAX; Class C-ATCCX; Advisor Class-ATTYX)

    AB Unconstrained Bond Fund
    (Class A-AGSAX; Class B-AGSBX; Class C-AGCCX;
     Advisor Class-AGSIX; Class R-AGSRX;
     Class K-AGSKX; Class I-AGLIX; Class Z-AGSZX)

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS OFFERED
..  ARE NOT FDIC INSURED
..  MAY LOSE VALUE
..  ARE NOT BANK GUARANTEED

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                Page
SUMMARY INFORMATION............................................   4

CORE...........................................................   4

  AB INTERMEDIATE BOND PORTFOLIO...............................   4

  AB GLOBAL BOND FUND..........................................   9

ABSOLUTE RETURN................................................  14

  AB CREDIT LONG/SHORT PORTFOLIO...............................  14

  AB UNCONSTRAINED BOND FUND...................................  19

HIGH INCOME....................................................  24

  AB HIGH INCOME FUND..........................................  24

  AB LIMITED DURATION HIGH INCOME PORTFOLIO....................  29

  AB HIGH YIELD PORTFOLIO......................................  33

  AB INCOME FUND...............................................  38

TAX-AWARE......................................................  43

  AB TAX-AWARE FIXED INCOME PORTFOLIO..........................  43

ADDITIONAL INFORMATION ABOUT THE FUNDS' RISKS AND INVESTMENTS..  49

INVESTING IN THE FUNDS.........................................  61

  How to Buy Shares............................................  61

  The Different Share Class Expenses...........................  62

  Sales Charge Reduction Programs for Class A Shares...........  64

  CDSC Waivers and Other Programs..............................  65

  Choosing a Share Class.......................................  65

  Payments to Financial Advisors and Their Firms...............  66

  How to Exchange Shares.......................................  67

  How to Sell or Redeem Shares.................................  67

  Frequent Purchases and Redemptions of Fund Shares............  68

  How the Funds Value Their Shares.............................  69

MANAGEMENT OF THE FUNDS........................................  71

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................  78

GENERAL INFORMATION............................................  80

GLOSSARY OF INVESTMENT TERMS...................................  81

FINANCIAL HIGHLIGHTS...........................................  82

APPENDIX A--BOND RATINGS....................................... A-1

APPENDIX B--HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.... B-1

SUMMARY INFORMATION
--------------------------------------------------------------------------------

CORE
--------------------------------------------------------------------------------

AB INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for
Class A Shares on page 127 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                CLASS B SHARES                                 CLASS
                                                   CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K, I AND Z
                                                   SHARES     TO NEW INVESTORS)    SHARES       SHARES        SHARES
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 4.25%           None            None         None          None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                       None(a)         3.00%(b)        1.00%(c)     None          None
------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                        None            None            None         None          None
------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                       CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                          .45%    .45%    .45%       .45%       .45%    .45%    .45%    .45%
Distribution and/or Service (12b-1) Fees                 .25%   1.00%   1.00%       None       .50%    .25%    None    None
Other Expenses:
  Transfer Agent                                         .14%    .18%    .15%       .14%       .24%    .20%    .11%    .02%
  Other Expenses                                         .19%    .18%    .18%       .19%       .19%    .19%    .20%    .19%
                                                       ------  ------  ------     ------     ------  ------  ------  ------
Total Other Expenses                                     .33%    .36%    .33%       .33%       .43%    .39%    .31%    .21%
                                                       ------  ------  ------     ------     ------  ------  ------  ------
Total Annual Fund Operating Expenses                    1.03%   1.81%   1.78%       .78%      1.38%   1.09%    .76%    .66%
                                                       ======  ======  ======     ======     ======  ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)             (.26)%  (.29)%  (.26)%     (.26)%     (.36)%  (.32)%  (.24)%  (.14)%
                                                       ------  ------  ------     ------     ------  ------  ------  ------
Total Annual Fund Operating Expenses After Fee Waiver
 and/or Expense Reimbursement(e)                         .77%   1.52%   1.52%       .52%      1.02%    .77%    .52%    .52%
                                                       ======  ======  ======     ======     ======  ======  ======  ======
----------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.

(c)For Class C shares, the CDSC is 0% after the first year.

(d)The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding interest expense), on an annualized basis, from exceeding .77%, 1.52%, 1.52%, .52%, 1.02%, .77%, .52%
   and .52% of average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2018 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

(e)Restated to reflect current fees.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
-------------------------------------------------------------------------------------
After 1 Year    $  500  $  455  $  255      $ 53      $  104  $   79   $ 53    $ 53
After 3 Years   $  641  $  641  $  535      $223      $  401  $  315   $219    $197
After 5 Years   $  945  $  953  $  940      $408      $  721  $  570   $399    $354
After 10 Years  $1,608  $1,709  $2,073      $942      $1,626  $1,300   $920    $809
-------------------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                                                                  CLASS B CLASS C
---------------------------------------------------------------------------------
After 1 Year                                                      $  155  $  155
After 3 Years                                                     $  541  $  535
After 5 Years                                                     $  953  $  940
After 10 Years                                                    $1,709  $2,073
---------------------------------------------------------------------------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term and relatively attractive yields that do not involve undue risk of loss of capital. The Fund expects to invest in fixed-income securities with a dollar-weighted average maturity of between three to ten years and an average duration of three to six years. The Fund may invest up to 25% of its net assets in below investment grade bonds. The Fund may use leverage for investment purposes.

The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 25% of its assets in non-U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swaps.

PRINCIPAL RISKS
.. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.. BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

.. DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

.. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

.. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.. PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

.. LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.. LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

.. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

.. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]


 07      08       09      10      11      12       13      14      15      16
-----  ------   ------   -----   -----   -----   ------   -----  ------   -----
5.68%  -8.26%   19.18%   9.20%   6.39%   5.57%   -1.59%   6.61%  -0.03%   3.92%

                              Calendar Year End(%)


During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 7.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.57%, 3RD QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2016)

                                                                            1 YEAR 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
Class A*       Return Before Taxes                                          -0.49%  1.96%   3.99%
               ------------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -1.62%  0.70%   2.58%
               ------------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -0.27%  0.94%   2.51%
---------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                           0.24%  2.12%   4.02%
---------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                           2.16%  2.12%   3.72%
---------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                           4.27%  3.14%   4.76%
---------------------------------------------------------------------------------------------------
Class R        Return Before Taxes                                           3.66%  2.63%   4.22%
---------------------------------------------------------------------------------------------------
Class K        Return Before Taxes                                           3.92%  2.88%   4.49%
---------------------------------------------------------------------------------------------------
Class I        Return Before Taxes                                           4.28%  3.14%   4.76%
---------------------------------------------------------------------------------------------------
Class Z        Return Before Taxes                                           4.26%  3.16%   4.76%
---------------------------------------------------------------------------------------------------
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses, or taxes)                         2.65%  2.23%   4.34%
---------------------------------------------------------------------------------------------------

* After-tax Returns:

  -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

  -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE            LENGTH OF SERVICE   TITLE
-----------------------------------------------------------------------------
Michael Canter      Since January 2016  Senior Vice President of the Adviser

Shawn E. Keegan     Since 2005          Senior Vice President of the Adviser

Douglas J. Peebles  Since 2007          Senior Vice President of the Adviser

Greg J. Wilensky    Since 2005          Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 48 in this Prospectus.

AB GLOBAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for
Class A Shares on page 127 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                               CLASS B SHARES                                CLASS
                                                   CLASS A (NOT CURRENTLY OFFERED CLASS C  ADVISOR CLASS  R, K, I AND Z
                                                   SHARES    TO NEW INVESTORS)    SHARES      SHARES         SHARES
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                4.25%          None            None         None           None
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                      None(a)        3.00%(b)        1.00%(c)     None           None
-----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                       None           None            None         None           None
-----------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                       CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                         .47%     .47%    .47%      .47%        .47%   .47%     .47%    .47%
Distribution and/or Service (12b-1) Fees                .25%    1.00%   1.00%      None        .50%   .25%     None    None
Other Expenses:
  Transfer Agent                                        .08%     .11%    .08%      .08%        .24%   .17%     .07%    .02%
  Other Expenses                                        .03%     .03%    .03%      .03%        .04%   .04%     .03%    .03%
                                                        ----    -----   -----      ----       -----   ----   ------  ------
Total Other Expenses                                    .11%     .14%    .11%      .11%        .28%   .21%     .10%    .05%
                                                        ----    -----   -----      ----       -----   ----   ------  ------
Acquired Fund Fees and Expenses                         .00%     .00%    .00%      .00%        .00%   .00%     .01%    .01%
                                                        ----    -----   -----      ----       -----   ----   ------  ------
Total Annual Fund Operating Expenses                    .83%    1.61%   1.58%      .58%       1.25%   .93%     .58%    .53%
                                                        ====    =====   =====      ====       =====   ====   ======  ======
Fee Waiver and/or Expense Reimbursement(d)              .00%     .00%    .00%      .00%        .00%   .00%   (.01)%  (.01)%
                                                        ----    -----   -----      ----       -----   ----   ------  ------
Total Annual Fund Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                           .83%    1.61%   1.58%      .58%       1.25%   .93%     .57%    .52%
                                                        ====    =====   =====      ====       =====   ====   ======  ======
----------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.

(c)For Class C shares, the CDSC is 0% after the first year.

(d)In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
-------------------------------------------------------------------------------------
After 1 Year    $  506  $  464  $  261      $ 59      $  127  $   95   $ 58    $ 53
After 3 Years   $  679  $  608  $  499      $186      $  397  $  296   $185    $169
After 5 Years   $  866  $  876  $  860      $324      $  686  $  515   $323    $295
After 10 Years  $1,407  $1,510  $1,878      $726      $1,511  $1,143   $725    $664
-------------------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                                                     CLASS B   CLASS C
----------------------------------------------------------------------
After 1 Year                                        $  164    $  161
After 3 Years                                       $  508    $  499
After 5 Years                                       $  876    $  860
After 10 Years                                      $1,510    $1,878
----------------------------------------------------------------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. Government and corporate debt securities. The Fund's investments may be denominated in local currency or U.S. Dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Adviser will actively manage the Fund's assets in relation to market conditions and general economic conditions and adjust the Fund's investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund's assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of the relative yield and appreciation potential of such securities and the relationship of the country's currency to the U.S. Dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment grade at the time of investment and may invest up to 25% of its net assets in below investment grade fixed-income securities (commonly known as "junk bonds").

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swaps.

PRINCIPAL RISKS
.. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.. BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

.. DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

.. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

.. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.. LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.. LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

.. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

.. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]


  07      08       09      10      11      12       13     14      15      16
-----   ------   ------   -----   -----   -----   ------  -----   -----   -----
9.90%  -10.71%   23.96%   9.53%   4.44%   7.03%   -2.15%  6.92%   0.48%   5.38%

                               Calendar Year End(%)


During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 11.30%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -5.57%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2016)

                                                                              1 YEAR 5 YEARS 10 YEARS
-----------------------------------------------------------------------------------------------------
Class A*         Return Before Taxes                                           0.92%  2.57%   4.68%
                 --------------------------------------------------------------------------- --------
                 Return After Taxes on Distributions                          -0.35%  1.17%   3.04%
                 --------------------------------------------------------------------------- --------
                 Return After Taxes on Distributions and Sale of Fund Shares   0.52%  1.37%   2.96%
-----------------------------------------------------------------------------------------------------
Class B          Return Before Taxes                                           1.69%  2.73%   4.70%
-----------------------------------------------------------------------------------------------------
Class C          Return Before Taxes                                           3.70%  2.74%   4.39%
-----------------------------------------------------------------------------------------------------
Advisor Class**  Return Before Taxes                                           5.77%  3.79%   5.44%
-----------------------------------------------------------------------------------------------------
Class R**        Return Before Taxes                                           5.07%  3.11%   4.89%
-----------------------------------------------------------------------------------------------------
Class K**        Return Before Taxes                                           5.42%  3.47%   5.16%
-----------------------------------------------------------------------------------------------------
Class I**        Return Before Taxes                                           5.78%  3.82%   5.47%
-----------------------------------------------------------------------------------------------------
Class Z**        Return Before Taxes                                           5.83%  3.86%   5.53%
-----------------------------------------------------------------------------------------------------
Bloomberg Barclays Global Aggregate Bond Index (U.S. hedged)
(reflects no deduction for fees, expenses, or taxes)                           3.95%  3.59%   4.39%
-----------------------------------------------------------------------------------------------------

* After-tax Returns:

  -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

  -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**Inception date of Class R, Class K, Class I and Advisor Class shares:
  11/5/07, and Class Z shares: 10/15/13. Performance information for periods prior to the inception of Advisor Class, Class R, Class K, Class I and Class Z shares is the performance of the Fund's Class A shares, adjusted to reflect the net expense differences between Class A and Advisor Class, Class R, Class K, Class I and Class Z shares, respectively.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE             LENGTH OF SERVICE  TITLE
-----------------------------------------------------------------------------
Paul J. DeNoon          Since 2002      Senior Vice President of the Adviser

Scott A. DiMaggio       Since 2005      Senior Vice President of the Adviser

Douglas J. Peebles      Since 1992      Senior Vice President of the Adviser

Matthew S. Sheridan     Since 2007      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 48 in this Prospectus.

ABSOLUTE RETURN
--------------------------------------------------------------------------------

AB CREDIT LONG/SHORT PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek absolute return over a full market cycle.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for
Class A Shares on page 127 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                CLASS A  CLASS C   ADVISOR CLASS
                                                                                SHARES   SHARES       SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                              4.25%    None         None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds, whichever is lower)   None(a)  1.00%(b)     None
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                     None     None         None
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                              CLASS A CLASS C ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                  .85%    .85%       .85%
Distribution and/or Service (12b-1) Fees                                                         .25%   1.00%       None
Other Expenses:
  Transfer Agent                                                                                 .10%    .11%       .10%
  Interest Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short     5.48%   5.52%      5.46%
  Other Expenses                                                                                2.34%   2.34%      2.34%
                                                                                              ------- -------    -------
Total Other Expenses                                                                            7.92%   7.97%      7.90%
                                                                                              ------- -------    -------
Acquired Fund Fees and Expenses                                                                  .01%    .01%       .01%
                                                                                              ------- -------    -------
Total Annual Fund Operating Expenses                                                            9.03%   9.83%      8.76%
                                                                                              ======= =======    =======
Fee Waiver and/or Expense Reimbursement(c)                                                    (2.31)% (2.32)%    (2.31)%
                                                                                              ------- -------    -------
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(d)(e)        6.72%   7.51%      6.45%
                                                                                              ======= =======    =======
---------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.

(b)For Class C shares, the CDSC is 0% after the first year.

(c)The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.24%, 1.99% and .99% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations. In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

(d)Restated to reflect current fees.

(e)If interest dividend expense, borrowing costs and brokerage expense on securities sold short were excluded, net expenses would be as follows:

                         CLASS A CLASS C ADVISOR CLASS
                         -----------------------------
                          1.24%   2.00%      1.00%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   CLASS A CLASS C ADVISOR CLASS
--------------------------------------------------------------------------------
After 1 Year                                       $1,063  $  842*    $  640
After 3 Years                                      $2,695  $2,567     $2,303
After 5 Years                                      $4,197  $4,220     $3,842
After 10 Years                                     $7,456  $7,703     $7,212
--------------------------------------------------------------------------------

*If you did not redeem your shares redemption at the end of the period, your expenses would be decreased by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 182% of the average value of its portfolio.

PRINCIPAL STRATEGIES
At least 80% of the Fund's net assets will under normal circumstances be invested in long and short positions in credit-related instruments. For purposes of this 80% requirement, credit-related instruments will include any type of fixed-income security, such as corporate bonds, convertible fixed-income securities, preferred stocks, U.S. government and agency securities, securities of foreign governments and supranational entities, mortgage-related and asset-backed securities, and loan participations. It is expected that a substantial portion of the Fund's long and short positions will relate to fixed-income securities rated below investment grade (commonly known as "junk bonds").

In selecting securities for purchase or sale by the Fund and securities for the Fund to take short positions in, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser will combine quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.

Under normal market conditions, the net exposure of the Fund (long exposure minus short exposure) will range between 150% and -150%. For example, the Fund may hold long positions in fixed-income securities with a value equal to 95% of its net assets and hold short positions equal to 75% of its net assets, resulting in 20% net long exposure. The Fund may also take long and short positions in equity securities.

Short positions may be effectuated through derivative instruments or through conventional short sales. When the Fund sells securities short, it sells a security that it does not own (but has borrowed) at its current market price in anticipation that the price of the security will decline. To complete, or close out, the short sale transaction, the Fund buys the same security in the market at a later date and returns it to the lender. The Adviser expects that the Fund's long positions will be effectuated both through derivatives and actual purchases of fixed-income securities. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term, and expects to maintain a weighted average duration of between -3 and 6 years. The Fund would have a negative duration when the Adviser expects the value of the Fund's assets to increase as interest rates rise.

While the Fund's investments will be focused on U.S. dollar-denominated securities, the Fund may invest to a lesser extent in securities denominated in foreign currencies. Fluctuations in currency exchange rates can have a dramatic impact on the returns of fixed-income securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund's security positions through the use of currency-related derivatives, it is not required to do so. The Fund may take long and short positions in currencies (or related derivatives) independent of any such security positions, including taking a position in a currency when it does not hold any securities denominated in that currency.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund's exposure. The Fund may, for example, use credit default, interest rate and total return swaps to establish exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency derivatives to hedge foreign currency exposure.

The Fund may borrow money and enter into transactions such as reverse repurchase agreements that are similar to borrowings (in addition to the borrowing of securities inherent in short sale transactions) for investment purposes. As a result of these borrowing transactions and the use of derivatives, the Fund will at times be highly leveraged, with aggregate exposure (long and short) substantially in excess of its net assets.

The Fund is "non-diversified", which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS
.. MARKET RISK: The value of the Fund's assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.. BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

.. DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

.. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.. LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.. SHORT SALE RISK: Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund's investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

.. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

.. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.. NON-DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's NAV.

.. LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

.. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.. how the Fund's performance changed from year to year over the life of the Fund; and

.. how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]


 07     08      09      10      11       12      13      14       15       16
----   ----    ----    ----    ----     ----    ----    ----    ------    -----
 n/a    n/a     n/a     n/a     n/a      n/a     n/a     n/a    -0.52%    6.24%

                              Calendar Year End(%)



During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 2.65%, 4TH QUARTER, 2016; AND WORST QUARTER WAS DOWN -0.61%, 3RD QUARTER, 2015.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2016)

                                                                                     SINCE
                                                                            1 YEAR INCEPTION*
---------------------------------------------------------------------------------------------
Class A**      Return Before Taxes                                          1.74%     0.29%
               ------------------------------------------------------------------------------
               Return After Taxes on Distributions                          1.33%    -0.13%
               ------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  1.08%     0.06%
---------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          4.36%     1.16%
---------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          6.42%     2.17%
---------------------------------------------------------------------------------------------
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
(reflects no deduction for fees, expenses or taxes)                         0.33%     0.15%
---------------------------------------------------------------------------------------------

* Inception date for all Classes is 05/7/14.

**After-tax Returns:

  -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

  -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE                LENGTH OF SERVICE  TITLE
--------------------------------------------------------------------------------
Gershon M. Distenfeld      Since 2014      Senior Vice President of the Adviser

Sherif M. Hamid            Since 2014      Senior Vice President of the Adviser

Ivan Rudolph-Shabinsky     Since 2014      Senior Vice President of the Adviser

Robert Schwartz            Since 2014      Senior Vice President of the Adviser

Ashish C. Shah             Since 2014      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 48 in this Prospectus.

AB UNCONSTRAINED BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for
Class A Shares on page 127 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                CLASS B SHARES                                 CLASS
                                                   CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS  R, K, I AND Z
                                                   SHARES     TO NEW INVESTORS)    SHARES       SHARES         SHARES
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 4.25%           None            None         None           None
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                       None(a)         4.00%(b)        1.00%(c)     None           None
-------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                        None            None            None         None           None
-------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                       CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                          .50%    .50%    .50%       .50%       .50%    .50%    .50%    .50%
Distribution and/or Service (12b-1) Fees                 .25%   1.00%   1.00%       None       .50%    .25%    None    None
Other Expenses:
  Transfer Agent                                         .06%    .06%    .06%       .06%       .24%    .17%    .02%    .02%
  Interest Dividend Expense, Borrowing Cost and
   Brokerage Expense on Securities Sold Short            .02%    .02%    .02%       .02%       .02%    .02%    .02%    .02%
  Other Expenses                                         .24%    .23%    .23%       .23%       .22%    .23%    .23%    .24%
                                                       ------  ------  ------     ------     ------  ------  ------  ------
Total Other Expenses                                     .32%    .31%    .31%       .31%       .48%    .42%    .27%    .28%
                                                       ------  ------  ------     ------     ------  ------  ------  ------
Acquired Fund Fees and Expenses                          .01%    .01%    .01%       .01%       .01%    .01%    .01%    .01%
                                                       ------  ------  ------     ------     ------  ------  ------  ------
Total Annual Fund Operating Expenses                    1.08%   1.82%   1.82%       .82%      1.49%   1.18%    .78%    .79%
                                                       ======  ======  ======     ======     ======  ======  ======  ======
Fee Waiver and/or Expense Reimbursement(d)             (.16)%  (.15)%  (.15)%     (.15)%     (.32)%  (.26)%  (.11)%  (.12)%
                                                       ------  ------  ------     ------     ------  ------  ------  ------
Total Annual Fund Operating Expenses After Fee Waiver
 and/or Expense Reimbursement(e)                         .92%   1.67%   1.67%       .67%      1.17%    .92%    .67%    .67%
                                                       ======  ======  ======     ======     ======  ======  ======  ======
----------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.

(c)For Class C shares, the CDSC is 0% after the first year.

(d)The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding interest expense), on an annualized basis, from exceeding .90%, 1.65%, 1.65%, .65%, 1.15%, .90%, .65%
   and .65% of average daily net assets, respectively, for Class A, Class B, Class C, Advisory Class, Class R, Class K, Class I and Class Z shares. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2018 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

(e)If interest dividend expense, borrowing costs and brokerage expense on securities sold short were excluded, net expenses would be as follows:

     CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
     ---------------------------------------------------------------------
      .90%    1.65%   1.65%      .65%       1.15%   .90%    .65%    .65%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
-------------------------------------------------------------------------------------
After 1 Year    $  515  $  570  $  270     $   68     $  119  $   94   $ 68    $ 68
After 3 Years   $  739  $  758  $  558     $  247     $  440  $  349   $238    $240
After 5 Years   $  980  $  971  $  971     $  440     $  783  $  624   $422    $427
After 10 Years  $1,672  $1,931  $2,125     $1,000     $1,752  $1,409   $956    $967
-------------------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                                                                  CLASS B CLASS C
---------------------------------------------------------------------------------
After 1 Year                                                      $  170  $  170
After 3 Years                                                     $  558  $  558
After 5 Years                                                     $  971  $  971
After 10 Years                                                    $1,931  $2,125
---------------------------------------------------------------------------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 137% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio that includes fixed-income securities of U.S. and non-U.S. companies and U.S. and non-U.S. Government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund expects that its average portfolio duration will vary normally from negative 3 years to positive 7 years, depending upon the Adviser's forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-income security's sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund will seek to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high-yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may utilize, without limit, derivatives, such as options, futures contracts, forwards, or swaps, including those on fixed-income and equity securities and foreign currencies.

PRINCIPAL RISKS
.. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.. BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

.. DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

.. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

.. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.. LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.. PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

.. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.. LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

.. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

.. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

IN FEBRUARY 2011, THE FUND CHANGED ITS NAME FROM ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND TO ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND (CURRENTLY NAMED AB UNCONSTRAINED BOND FUND) AND ALSO CHANGED CERTAIN OF ITS INVESTMENT POLICIES. AS A RESULT, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO FEBRUARY 2011 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                   [CHART]


 07       08       09      10      11      12      13      14      15      16
-----   ------   ------   -----   -----   -----   -----   -----   -----   -----
6.38%  -16.52%   19.20%   7.38%   2.07%   9.89%   0.16%   1.49%  -0.84%   4.27%

                             Calendar Year End(%)


During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 8.57%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.62%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2016)

                                                       1 YEAR 5 YEARS 10 YEARS
------------------------------------------------------------------------------
Class A*       Return Before Taxes                     -0.15%  2.04%   2.53%
               --------------------------------------------------------------
               Return After Taxes on Distributions     -1.58%  1.00%   1.37%
               --------------------------------------------------------------
               Return After Taxes on Distributions
               and Sale of Fund Shares                 -0.09%  1.14%   1.49%
------------------------------------------------------------------------------
Class B        Return Before Taxes                     -0.54%  2.22%   2.41%
------------------------------------------------------------------------------
Class C        Return Before Taxes                      2.49%  2.24%   2.27%
------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                      4.54%  3.20%   3.26%
------------------------------------------------------------------------------
Class R        Return Before Taxes                      3.95%  2.71%   2.75%
------------------------------------------------------------------------------
Class K        Return Before Taxes                      4.28%  2.96%   3.05%
------------------------------------------------------------------------------
Class I        Return Before Taxes                      4.46%  3.25%   3.29%
------------------------------------------------------------------------------
Class Z        Return Before Taxes                      4.46%  3.22%   3.27%
------------------------------------------------------------------------------
BofA Merrill Lynch 3-Month T-Bill Index
(reflects no deduction for fees, expenses, or taxes)    0.33%  0.12%   0.80%
------------------------------------------------------------------------------
Bloomberg Barclays Global Aggregate Bond Index (U.S.
hedged)
(reflects no deduction for fees, expenses, or taxes)    3.95%  3.59%   4.39%
------------------------------------------------------------------------------

* After-tax Returns:

  -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

  -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE               LENGTH OF SERVICE   TITLE
--------------------------------------------------------------------------------
Scott A. DiMaggio      Since January 2016  Senior Vice President of the Adviser

Gershon M. Distenfeld  Since January 2016  Senior Vice President of the Adviser

Douglas J. Peebles     Since 1996          Senior Vice President of the Adviser

Dimitri Silva          Since 2015          Vice President of the Adviser

John Taylor            Since January 2016  Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 48 in this Prospectus.

HIGH INCOME
--------------------------------------------------------------------------------

AB HIGH INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total returns from price appreciation and income.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for
Class A Shares on page 127 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                CLASS B SHARES                                 CLASS
                                                   CLASS A  (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS R, K, I AND Z
                                                   SHARES     TO NEW INVESTORS)    SHARES       SHARES        SHARES
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 4.25%           None            None         None          None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                       None(a)         3.00%(b)        1.00%(c)     None          None
------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                        None            None            None         None          None
------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                       CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                          .46%    .46%    .46%      .46%        .46%   .46%    .46%    .46%
Distribution and/or Service (12b-1) Fees                 .25%   1.00%   1.00%      None        .50%   .25%    None    None
Other Expenses:
  Transfer Agent                                         .10%    .14%    .09%      .09%        .23%   .11%    .04%    .02%
  Other Expenses                                         .04%    .03%    .03%      .03%        .03%   .03%    .03%    .03%
                                                       ------   -----   -----      ----       -----   ----    ----    ----
Total Other Expenses                                     .14%    .17%    .12%      .12%        .26%   .14%    .07%    .05%
                                                       ------   -----   -----      ----       -----   ----    ----    ----
Acquired Fund Fees and Expenses                          .01%    .00%    .00%      .00%        .00%   .00%    .00%    .00%
                                                       ------   -----   -----      ----       -----   ----    ----    ----
Total Annual Fund Operating Expenses                     .86%   1.63%   1.58%      .58%       1.22%   .85%    .53%    .51%
                                                       ======   =====   =====      ====       =====   ====    ====    ====
Fee Waiver and/or Expense Reimbursement(d)             (.01)%    .00%    .00%      .00%        .00%   .00%    .00%    .00%
                                                       ------   -----   -----      ----       -----   ----    ----    ----
Total Annual Fund Operating Expenses After Fee Waiver
 and/or Expense Reimbursement                            .85%   1.63%   1.58%      .58%       1.22%   .85%    .53%    .51%
                                                       ======   =====   =====      ====       =====   ====    ====    ====
----------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.

(b)Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.

(c)For Class C shares, the CDSC is 0% after the first year.

(d)In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
-------------------------------------------------------------------------------------
After 1 Year    $  508  $  466  $  261      $ 59      $  124  $   87   $ 54    $ 52
After 3 Years   $  687  $  614  $  499      $186      $  387  $  271   $170    $164
After 5 Years   $  881  $  887  $  860      $324      $  670  $  471   $296    $285
After 10 Years  $1,440  $1,538  $1,878      $726      $1,477  $1,049   $665    $640
-------------------------------------------------------------------------------------

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

                                                   CLASS B CLASS C
------------------------------------------------------------------
After 1 Year                                       $  166  $  161
After 3 Years                                      $  514  $  499
After 5 Years                                      $  887  $  860
After 10 Years                                     $1,538  $1,878
------------------------------------------------------------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues income opportunities from government, corporate, emerging market and high-yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Fund's investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in debt securities with a range of maturities from short- to long-term. Substantially all of the Fund's assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody's Investors Service ("Moody's) or CCC+ or lower by S&P Global Ratings ("S&P") and Fitch Ratings ("Fitch")) and unrated securities of equivalent investment quality. The Fund also may invest in investment grade securities and unrated securities.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may also make short sales of securities or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swap agreements.

PRINCIPAL RISKS
.. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.. BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

.. DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

.. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

.. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.. LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.. LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

.. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

.. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]


  07       08      09      10     11      12     13      14       15       16
 -----   ------  ------  ------  -----  ------  -----   -----   ------   ------
 7.29%  -26.52%  61.74%  16.80%  2.06%  18.55%  6.61%   3.22%   -3.98%   15.17%

                              Calendar Year End(%)


During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 23.96%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -17.75%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2016)

                                                                                          1 YEAR 5 YEARS 10 YEARS
-----------------------------------------------------------------------------------------------------------------
Class A*               Return Before Taxes                                                10.22%  6.68%   7.70%
                       --------------------------------------------------------------------------------- --------
                       Return After Taxes on Distributions                                 7.19%  3.59%   4.55%
                       --------------------------------------------------------------------------------- --------
                       Return After Taxes on Distributions and Sale of Fund Shares         5.68%  3.77%   4.63%
-----------------------------------------------------------------------------------------------------------------
Class B                Return Before Taxes                                                11.26%  6.81%   7.67%
-----------------------------------------------------------------------------------------------------------------
Class C                Return Before Taxes                                                13.27%  6.78%   7.31%
-----------------------------------------------------------------------------------------------------------------
Advisor Class**        Return Before Taxes                                                15.44%  7.91%   8.50%
-----------------------------------------------------------------------------------------------------------------
Class R**              Return Before Taxes                                                14.73%  7.25%   7.87%
-----------------------------------------------------------------------------------------------------------------
Class K**              Return Before Taxes                                                15.15%  7.60%   8.21%
-----------------------------------------------------------------------------------------------------------------
Class I**              Return Before Taxes                                                15.50%  7.96%   8.53%
-----------------------------------------------------------------------------------------------------------------
Class Z**              Return Before Taxes                                                15.52%  7.96%   8.54%
-----------------------------------------------------------------------------------------------------------------
Bloomberg Barclays Global High Yield Index (USD Hedged)***
(reflects no deduction for fees, expenses, or taxes)                                      15.60%  8.38%   7.92%
-----------------------------------------------------------------------------------------------------------------
JPMorgan Emerging Markets Bond Index Global ("EMBI Global")*** (U.S. Dollar-denominated)
(reflects no deduction for fees, expenses, or taxes)                                      10.19%  5.44%   6.75%
-----------------------------------------------------------------------------------------------------------------
JPMorgan Government Bond Index-Emerging Markets ("GBI-EM") (local currency-denominated)
(reflects no deduction for fees, expenses, or taxes)                                      11.43% -0.57%   2.65%
-----------------------------------------------------------------------------------------------------------------
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index ("BC High Yield")
(reflects no deduction for fees, expenses, or taxes)                                      17.13%  7.36%   7.55%
-----------------------------------------------------------------------------------------------------------------
Composite Benchmark (equal weighted blend of EMBI Global, GBI-EM and BC High Yield)#      13.09%  4.15%   5.78%
-----------------------------------------------------------------------------------------------------------------

*  After-tax Returns:

   -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

   -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Inception date for Class R, Class K, Class I and Advisor Class shares:
   1/28/08, and Class Z shares: 10/15/13. Performance information for periods prior to the inception of Class R, Class K, Class I, Class Z and Advisor Class shares is the performance of the Fund's Class A shares, adjusted to reflect the net expense differences between Class A and Class R, Class K, Class I, Class Z and Advisor Class shares, respectively.

***The Fund's broad-based index used for comparison purposes has changed from the JPMorgan Emerging Markets Bond Index Global to the Bloomberg Barclays Global High Yield Index (USD Hedged) because the new index more closely reflects the Fund's investments and performance.

# The information in the Composite Benchmark shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE               LENGTH OF SERVICE  TITLE
-------------------------------------------------------------------------------
Paul J. DeNoon            Since 2002      Senior Vice President of the Adviser

Gershon M. Distenfeld     Since 2008      Senior Vice President of the Adviser

Douglas J. Peebles        Since 2002      Senior Vice President of the Adviser

Matthew S. Sheridan       Since 2005      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 48 in this Prospectus.

AB LIMITED DURATION HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for
Class A Shares on page 127 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                   CLASS A CLASS C  ADVISOR CLASS
                                                   SHARES  SHARES      SHARES
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                4.25%   None         None
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                      None(a) 1.00%(b)     None
---------------------------------------------------------------------------------
Exchange Fee                                       None    None         None
---------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                   CLASS A CLASS C ADVISOR CLASS
--------------------------------------------------------------------------------
Management Fees                                      .55%    .55%       .55%
Distribution and/or Service (12b-1) Fees             .25%   1.00%       None
Other Expenses:
 Transfer Agent                                      .05%    .05%       .05%
 Other Expenses                                      .21%    .20%       .19%
                                                   ------  ------     ------
Total Other Expenses                                 .26%    .25%       .24%
                                                   ------  ------     ------
Acquired Fund Fees and Expenses                      .01%    .01%       .01%
                                                   ------  ------     ------
Total Annual Fund Operating Expenses                1.07%   1.81%       .80%
                                                   ======  ======     ======
Fee Waiver and/or Expense Reimbursement(c)         (.12)%  (.11)%     (.10)%
                                                   ------  ------     ------
Total Annual Fund Operating Expenses After Fee
 Waiver and/or Expense Reimbursement(d)              .95%   1.70%       .70%
                                                   ======  ======     ======
--------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.

(b)For Class C shares, the CDSC is 0% after the first year.

(c)The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .95%, 1.70% and .70% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2018 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

(d)Restated to reflect current fees.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   CLASS A CLASS C ADVISOR CLASS
--------------------------------------------------------------------------------
After 1 Year                                       $  518  $  273*     $ 72
After 3 Years                                      $  739  $  559      $245
After 5 Years                                      $  979  $  970      $434
After 10 Years                                     $1,665  $2,118      $980
--------------------------------------------------------------------------------

*If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment grade (commonly known as "junk bonds"), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and, to a lesser extent, equity securities, and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody's Investors Service ("Moody's"), CCC+ by S&P Global Ratings ("S&P") or CCC by Fitch Ratings ("Fitch") at the time of purchase. (For the purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted.)

The Fund will invest on a global basis, including securities of issuers in both developed and emerging market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to use hedging instruments frequently to attempt to limit the currency exposure resulting from such investments.

In selecting securities for purchase or sale by the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser will combine its quantitative forecasts with fundamental economic and credit research in seeking to exploit these inefficiencies.

The Adviser will employ strategies to manage the Fund's volatility relative to the global high-yield market. Such strategies may include shortening the duration of the Fund, adding higher rated investments, investing in various fixed-income sectors with relatively low correlation among them, and using hedging strategies that seek to provide protection from substantial market downturns. The Adviser will utilize different combinations of the above strategies at different points in time, taking into consideration, among other factors, the shape of the credit curve, the relative effect on yield associated with changes in credit quality, and the cost of hedging strategies.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund's exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest rate, credit market and currency fluctuations.

PRINCIPAL RISKS
.. MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.. BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

.. DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed- income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

.. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

.. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.. LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

.. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.. how the Fund's performance changed from year to year over the life of the Fund; and

.. how the Fund's average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]


 07       08       09      10      11      12      13      14      15      16
----     ----     ----    ----    ----   ------   -----   -----  ------   -----
 n/a      n/a      n/a     n/a     n/a   11.87%   5.23%   0.64%  -0.54%   9.05%

                             Calendar Year End(%)


During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 3.47%, 3RD QUARTER, 2012; AND WORST QUARTER WAS DOWN -2.03%, 3RD QUARTER, 2015.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2016)

                                                                                             SINCE
                                                                            1 YEAR 5 YEARS INCEPTION*
-----------------------------------------------------------------------------------------------------
Class A**      Return Before Taxes                                           4.37%  4.24%    4.28%
               --------------------------------------------------------------------------- ----------
               Return After Taxes on Distributions                           2.71%  2.40%    2.44%
               --------------------------------------------------------------------------- ----------
               Return After Taxes on Distributions and Sale of Fund Shares   2.44%  2.44%    2.47%
-----------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                           7.14%  4.37%    4.40%
-----------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                           9.23%  5.46%    5.44%
-----------------------------------------------------------------------------------------------------
Bloomberg Barclays Global High Yield 1-5 Year Index (U.S. dollar hedged)
(reflects no deduction for fees, expenses, or taxes)                        14.04%  7.93%    7.96%
-----------------------------------------------------------------------------------------------------

* Inception date for all Classes is 12/07/11.

**After-tax returns:

  -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

  -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE                LENGTH OF SERVICE  TITLE
--------------------------------------------------------------------------------
Gershon M. Distenfeld      Since 2011      Senior Vice President of the Adviser

Sherif M. Hamid            Since 2015      Senior Vice President of the Adviser

Ivan Rudolph-Shabinsky     Since 2014      Senior Vice President of the Adviser

Ashish C. Shah             Since 2011      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 48 in this Prospectus.

AB HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for
Class A Shares on page 127 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                                                     CLASS
                                                                                CLASS A  CLASS C   ADVISOR CLASS  R, K, I AND Z
                                                                                SHARES   SHARES       SHARES         SHARES
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                              4.25%    None         None           None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds, whichever is lower)   None(a)  1.00%(b)     None           None
-------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                     None     None         None           None
-------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                              CLASS A CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
---------------------------------------------------------------------------------------------------------------------------
Management Fees                                                  .55%    .55%       .55%      .55%    .55%    .55%    .55%
Distribution and/or Service (12b-1) Fees                         .25%   1.00%       None      .50%    .25%    None    None
Other Expenses:
  Transfer Agent                                                 .66%    .74%       .66%      .25%    .05%    .02%    .02%
  Other Expenses                                                 .65%    .65%       .65%      .65%    .65%    .65%    .65%
                                                              ------- -------    -------    ------  ------  ------  ------
Total Other Expenses                                            1.31%   1.39%      1.31%      .90%    .70%    .67%    .67%
                                                              ------- -------    -------    ------  ------  ------  ------
Acquired Fund Fees and Expenses                                  .02%    .02%       .02%      .02%    .02%    .02%    .02%
                                                              ------- -------    -------    ------  ------  ------  ------
Total Annual Fund Operating Expenses                            2.13%   2.96%      1.88%     1.97%   1.52%   1.24%   1.24%
                                                              ======= =======    =======    ======  ======  ======  ======
Fee Waiver and/or Expense Reimbursement(c)                    (1.18)% (1.26)%    (1.18)%    (.77)%  (.57)%  (.54)%  (.54)%
                                                              ------- -------    -------    ------  ------  ------  ------
Total Annual Fund Operating Expenses After Fee Waiver and/or
 Expense Reimbursement(d)                                        .95%   1.70%       .70%     1.20%    .95%    .70%    .70%
                                                              ======= =======    =======    ======  ======  ======  ======
---------------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.

(b)For Class C shares, the CDSC is 0% after the first year.

(c)The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .95%, 1.70%, .70%, 1.20%, .95%, .70% and .70% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Adviser prior to July 15, 2015 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations. In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/ or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

(d)Restated to reflect current fees.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z
-----------------------------------------------------------------------------
After 1 Year    $  518  $  273*    $   72     $  122  $   97  $   72  $   72
After 3 Years   $  954  $  797     $  476     $  544  $  424  $  340  $  340
After 5 Years   $1,417  $1,447     $  906     $  991  $  775  $  629  $  629
After 10 Years  $2,693  $3,191     $2,105     $2,234  $1,764  $1,452  $1,452
-----------------------------------------------------------------------------

*If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent full fiscal year ended August 31, 2016, the portfolio turnover rate was 44% of the average value of its portfolio. During the fiscal period from September 1, 2016 to October 31, 2016, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL STRATEGIES
At least 80% of the Fund's net assets will under normal circumstances be invested in fixed-income securities rated Ba1 or lower by Moody's Investors Service ("Moody's") or BB+ or lower by S&P Global Ratings ("S&P") or Fitch Ratings ("Fitch") (commonly known as "junk bonds"), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may also invest in equity securities.

In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.

The Fund will most often invest in securities of U.S. issuers, but may also purchase fixed-income securities of foreign issuers, including securities denominated in foreign currencies. Fluctuations in currency exchange rates can have a dramatic impact on the returns of fixed-income securities denominated in foreign currencies. The Adviser may or may not hedge any foreign currency exposure through the use of currency-related derivatives.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund's exposure. The Fund may, for example, use credit default and interest rate swaps to gain exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency-related derivatives. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund's net assets.

PRINCIPAL RISKS
.. MARKET RISK: The value of the Fund's assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.. BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

.. DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed- income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

.. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.. LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

.. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.. NON-DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's NAV.

.. LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

.. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

.. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

PERFORMANCE INFORMATION PRIOR TO JULY 26, 2016 SHOWN BELOW REFLECTS THE HISTORICAL PERFORMANCE OF THE AB HIGH-YIELD PORTFOLIO, A SERIES OF THE AB POOLING PORTFOLIOS (THE "ACCOUNTING SURVIVOR"). EFFECTIVE AS OF THE CLOSE OF BUSINESS ON JULY 26, 2016, THE ACCOUNTING SURVIVOR WAS REORGANIZED INTO THE FUND (THE "REORGANIZATION"). UPON COMPLETION OF THE REORGANIZATION, CLASS A, CLASS C, ADVISOR CLASS, CLASS R, CLASS K, CLASS I AND CLASS Z SHARES OF THE FUND ASSUMED THE PERFORMANCE, FINANCIAL AND OTHER HISTORICAL INFORMATION OF THE ACCOUNTING SURVIVOR'S SHARES. AT THE TIME OF THE REORGANIZATION, THE ACCOUNTING SURVIVOR AND THE FUND HAD SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES AND STRATEGIES. BECAUSE THE FUND HAS HIGHER EXPENSES THAN THE ACCOUNTING SURVIVOR HAD, THE ACCOUNTING

SURVIVOR'S PERFORMANCE WOULD HAVE BEEN LOWER THAN THAT SHOWN HAD IT OPERATED WITH THE FUND'S CURRENT EXPENSE LEVELS.

BAR CHART
The annual returns in the bar chart are for the Fund's Class Z shares, which reflect the performance of the Accounting Survivor's shares prior to July 26, 2016. Such shares were exchanged for Class Z shares of the Fund in the Reorganization. As the Fund's expense ratio is higher than that of the Accounting Survivor at the time of the Reorganization for each share class, the Fund's returns would have been lower than those shown here.

                                   [CHART]


  07      08       09      10      11     12       13      14      15      16
-----   ------   ------  ------  -----  ------   -----   -----   ------  ------
2.09%  -25.42%   60.18%  16.48%  3.14%  18.27%   9.12%   3.99%   -5.14%  15.46%

                             Calendar Year End(%)


During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 22.40%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -14.87%, 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2016)

                                                                              1 YEAR FIVE YEARS TEN YEARS
---------------------------------------------------------------------------------------------------------
Class Z*         Return Before Taxes                                          15.46%   8.01%      7.97%
                 ----------------------------------------------------------------------------------------
                 Return After Taxes on Distributions                          10.94%   4.58%      4.61%
                 ----------------------------------------------------------------------------------------
                 Return After Taxes on Distributions and Sale of Fund Shares   8.61%   4.65%      4.71%
---------------------------------------------------------------------------------------------------------
Class A**        Return Before Taxes                                          10.45%   6.82%      7.26%
---------------------------------------------------------------------------------------------------------
Class C**        Return Before Taxes                                          13.44%   6.96%      6.91%
---------------------------------------------------------------------------------------------------------
Advisor Class**  Return Before Taxes                                          15.58%   8.03%      7.99%
---------------------------------------------------------------------------------------------------------
Class R**        Return Before Taxes                                          15.01%   7.49%      7.45%
---------------------------------------------------------------------------------------------------------
Class K**        Return Before Taxes                                          15.31%   7.76%      7.72%
---------------------------------------------------------------------------------------------------------
Class I**        Return Before Taxes                                          15.58%   8.03%      7.99%
---------------------------------------------------------------------------------------------------------
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index
(reflects no deduction for fees, expenses, or taxes)                          17.13%   7.36%      7.55%
---------------------------------------------------------------------------------------------------------

* After-tax Returns:

  -Are shown for Class Z shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

  -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**Inception date for Class A, Class C, Advisor Class, Class R, Class K and
  Class I shares: 7/15/14. Performance information of Class A, Class C, Advisor Class, Class R, Class K and Class I shares for periods prior to the Reorganization reflects the performance of the Fund's Class Z shares, adjusted to reflect the respective expense ratios of the Class A, Class C, Advisor Class, Class R, Class K and Class I shares.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE                LENGTH OF SERVICE  TITLE
--------------------------------------------------------------------------------
Gershon M. Distenfeld      Since 2014      Senior Vice President of the Adviser

Sherif M. Hamid            Since 2014      Senior Vice President of the Adviser

Ivan Rudolph-Shabinsky     Since 2014      Senior Vice President of the Adviser

Ashish C. Shah             Since 2014      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 48 in this Prospectus.

AB INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:
The investment objective of the Fund is to seek high current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Fund--Sales Charge Reduction Programs for Class A Shares", page 64 of this Prospectus, and in "Purchase of Shares--Sales Charge Reduction Programs for Class A Shares", page 127 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                CLASS A  CLASS C   ADVISOR CLASS
                                                                                SHARES   SHARES       SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                              4.25%    None         None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds, whichever is lower)   None(a)  1.00%(b)     None
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                     None     None         None
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                          CLASS A CLASS C ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------
Management Fees                                                                             .45%    .45%       .45%
Distribution and/or Service (12b-1) Fees                                                    .25%   1.00%       None
Other Expenses:
  Transfer Agent                                                                            .13%    .16%       .05%
  Interest Expense and Related Expenses                                                     .28%    .28%       .27%
  Other Expenses                                                                            .14%    .14%       .09%
                                                                                          ------  ------     ------
Total Other Expenses                                                                        .55%    .58%       .41%
                                                                                          ------  ------     ------
Total Annual Fund Operating Expenses                                                       1.25%   2.03%       .86%
                                                                                          ======  ======     ======
Fee Waiver and/or Expense Reimbursement(c)                                                (.20)%  (.23)%     (.07)%
                                                                                          ------  ------     ------
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(d)(e)   1.05%   1.80%       .79%
                                                                                          ======  ======     ======
-----------------------------------------------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)For Class C shares, the CDSC is 0% after the first year.

(c)The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through April 22, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .77%, 1.52% and .52% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares ("expense reimbursement"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense reimbursement.

(d)Restated to reflect current fees.

(e)If interest expense were excluded, net expenses would be as follows:

                         CLASS A CLASS C ADVISOR CLASS
                         -----------------------------
                          .77%    1.52%      .52%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   CLASS A CLASS C ADVISOR CLASS
--------------------------------------------------------------------------------
After 1 Year                                       $  528  $  283*    $   81
After 3 Years                                      $  786  $  614     $  267
After 5 Years                                      $1,064  $1,072     $  470
After 10 Years                                     $1,855  $2,340     $1,054
--------------------------------------------------------------------------------

*If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the fiscal period ended October 31, 2016, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in income-producing securities. The Fund also normally invests at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities.

The Fund normally invests at least 65% of its total assets in U.S. dollar denominated securities. The Fund may also invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper. The Fund may invest up to 35% of its net assets in below investment grade securities (commonly known as "junk bonds"). The Fund may invest no more than 25% of its total assets in securities of issuers in any one country other than the U.S. The Fund's investments in foreign securities may include investments in securities of emerging market countries or of issuers in emerging markets.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risks and return characteristics as well as the securities' impact on the overall risks and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings. The Fund may invest in fixed-income securities with any maturity or duration.

The Fund utilizes derivatives, such as options, futures contracts, forwards and swaps to a significant extent. The Fund may, for example, use credit default, interest rate and total return swaps to establish exposure to the fixed-income markets or particular fixed-income securities. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund's exposure. The Fund may also enter into transactions such as reverse repurchase agreements that are similar to borrowings for investment purposes. The Fund's use of derivatives and these borrowing transactions may create aggregate exposure that is substantially in excess of its net assets, effectively leveraging the Fund.

PRINCIPAL RISKS:
.. MARKET RISK: The value of the Fund's assets will fluctuate as the bond market fluctuates. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.. BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (often referred to as "junk bonds") are subject to higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity. These securities are often able to be "called" or repurchased by the issuer prior to their maturity date, forcing the Fund to reinvest the proceeds, possibly at a lower rate of return.

.. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to a heightened risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.. DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

.. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline, as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

.. LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.. LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

.. MORTGAGE-BACKED AND/OR OTHER ASSET-BACKED SECURITIES RISK: Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include "extension risk", which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and "prepayment risk", which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

.. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

.. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

THE FUND COMMENCED OPERATIONS ON APRIL 22, 2016. THE FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE ALLIANCEBERNSTEIN INCOME FUND, INC., A CLOSED-END FUND (THE "PREDECESSOR FUND"), EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 21, 2016 (THE "REORGANIZATION"). THE FUND HAS THE SAME INVESTMENT OBJECTIVE THAT THE PREDECESSOR FUND HAD AND SIMILAR INVESTMENT STRATEGIES AND POLICIES. IN ADDITION, THE FUND HAS HIGHER EXPENSES (INCLUDING TRANSFER AGENCY AND SHAREHOLDER SERVICING FEES), AND A DIFFERENT ADVISORY FEE ARRANGEMENT THAN THE PREDECESSOR FUND HAD.

PERFORMANCE INFORMATION PRIOR TO APRIL 22, 2016 SHOWN BELOW REFLECTS THE HISTORICAL PERFORMANCE OF THE PREDECESSOR FUND BASED ON ITS NAV. SUCH PERFORMANCE INFORMATION MAY NOT BE REPRESENTATIVE OF PERFORMANCE THE FUND WOULD HAVE ACHIEVED AS AN OPEN-END FUND UNDER ITS CURRENT INVESTMENT STRATEGIES AND POLICIES AND EXPENSE LEVELS.

BAR CHART
The annual returns in the bar chart are for the Fund's Advisor Class shares. Shares of the Predecessor Fund were exchanged for Advisor Class shares of the Fund in the Reorganization.

                                   [CHART]


  07      08       09      10      11      12      13      14      15      16
------  ------   ------  ------  -----   ------   -----   -----   -----   -----
12.89%  -5.46%   19.97%  11.04%  9.67%   12.15%  -2.86%   8.96%   0.70%   5.68%

                             Calendar Year End(%)


BEST QUARTER WAS UP 8.21%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.31%, 2ND QUARTER, 2013.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2016)

                                                                              1 YEAR 5 YEARS 10 YEARS
-----------------------------------------------------------------------------------------------------
Class A*         Return Before Taxes                                          0.92%   3.61%   6.29%
-----------------------------------------------------------------------------------------------------
Class C*         Return Before Taxes                                          3.75%   3.78%   5.97%
-----------------------------------------------------------------------------------------------------
Advisor Class**  Return Before Taxes                                          5.68%   4.78%   7.01%
                 ------------------------------------------------------------------------------------
                 Return After Taxes on Distributions                          3.58%   2.02%   4.23%
                 ------------------------------------------------------------------------------------
                 Return After Taxes on Distributions and Sale of Fund Shares  3.19%   2.50%   4.30%
-----------------------------------------------------------------------------------------------------
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses, or taxes)                          2.65%   2.23%   4.34%
-----------------------------------------------------------------------------------------------------

* Performance information for Class A and Class C shares reflects the performance of the Fund's Advisor Class shares, adjusted to reflect the respective expense ratios of these Classes of shares.

**After-tax returns:

  -Are shown for Advisor Class shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

  -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS:
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE               LENGTH OF SERVICE WITH THE FUND  TITLE
---------------------------------------------------------------------------------------------
Paul J. DeNoon               Since April 2016           Senior Vice President of the Adviser

Gershon M. Distenfeld        Since April 2016           Senior Vice President of the Adviser

Douglas J. Peebles           Since April 2016           Senior Vice President of the Adviser

Ashish C. Shah               Since January 2017         Senior Vice President of the Adviser

Matthew S. Sheridan          Since April 2016           Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 48 in this Prospectus.

TAX-AWARE
--------------------------------------------------------------------------------

AB TAX-AWARE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek to maximize after-tax return and income.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for
Class A Shares, on page 127 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                        CLASS A  CLASS C   ADVISOR CLASS
                                                        SHARES   SHARES       SHARES
----------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                      3.00%    None         None
----------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                            None(a)  1.00%(b)     None
----------------------------------------------------------------------------------------
Exchange Fee                                             None     None         None
----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                 CLASS A CLASS C ADVISOR CLASS
------------------------------------------------------------------------------
Management Fees                                    .45%    .45%       .45%
Distribution and/or Service (12b-1) Fees           .25%   1.00%       None
Other Expenses:
 Transfer Agent                                    .07%    .08%       .07%
 Other Expenses                                    .90%    .89%       .90%
                                                 ------  ------     ------
Total Other Expenses                               .97%    .97%       .97%
                                                 ------  ------     ------
Total Annual Fund Operating Expenses              1.67%   2.42%      1.42%
                                                 ======  ======     ======
Fee Waiver and/or Expense Reimbursement(c)       (.92)%  (.92)%     (.92)%
                                                 ------  ------     ------
Total Annual Fund Operating Expenses After Fee
 Waiver and/or Expense Reimbursement(d)            .75%   1.50%       .50%
                                                 ======  ======     ======
------------------------------------------------------------------------------

(a)Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.

(b)For Class C shares, the CDSC is 0% after the first year.

(c)The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .75%, 1.50% and .50% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2018 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

(d)Restated to reflect current fees.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   CLASS A CLASS C ADVISOR CLASS
--------------------------------------------------------------------------------
After 1 Year                                       $  374  $  253*    $   51
After 3 Years                                      $  723  $  667     $  359
After 5 Years                                      $1,096  $1,207     $  689
After 10 Years                                     $2,142  $2,686     $1,622
--------------------------------------------------------------------------------

*If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues its objective by investing principally in a national portfolio of both municipal and taxable fixed-income securities. The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund also invests, under normal circumstances, at least 65% of its total assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. The income earned and distributed to shareholders on non-municipal securities would not be exempt from federal income tax. The Fund may invest in fixed-income securities rated below investment grade (commonly known as "junk bonds"), although such securities are not expected to be the Fund's primary focus.

The Adviser selects securities for the Fund based on a variety of factors, including credit quality, maturity, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering federal tax rates and without regard to state and local income taxes). As the objective is to increase the after-tax return of the Fund, an investor in the Fund may incur a tax liability that will generally be greater than the same investor would have in a fund investing exclusively in municipal securities, and that will be higher if the investor is in a higher tax bracket. In addition, the tax implications of the Fund's trading activity, such as realizing taxable gains, are considered in making purchase and sale decisions for the Fund. The Fund may invest in fixed-income securities of any maturity from short- to long-term.

The Fund may also invest in forward commitments, zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities.

The Fund may use derivatives, such as swaps, options, futures contracts and forwards, to achieve its investment strategies. For example, the Fund may enter into tender option bonds ("TOBs") and credit default and interest rate swaps relating to municipal and taxable fixed-income securities or securities indices. Derivatives may provide more efficient and economical exposure to fixed-income securities markets than direct investments.

PRINCIPAL RISKS
.. MARKET RISK: The value of the Fund's assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.. BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments, negative performance of the junk bond market generally and less secondary market liquidity.

.. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state's municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

   The Fund may invest in the municipal securities of Puerto Rico or other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico's downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. Municipal securities issued by many Puerto Rico issuers have extremely low credit ratings and are on "negative watch" by credit rating organizations. Some Puerto Rico issuers are in default on principal and interest payments. The Government Development Bank, which provides liquidity to Puerto Rico's government agencies, defaulted on a $400 million debt payment. This default casts doubts on the ability of Puerto Rico and its government agencies to make future payments. If there are additional defaults and the general economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility. In addition, Puerto Rico's difficulties have resulted in increased volatility in portions of the broader municipal securities market from time to time, and this may recur in the future.

.. TAX RISK: From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund's net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund's yield.

.. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.. DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

.. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.. LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes and large positions. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

.. LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.. how the Fund's performance changed from year to year over the life of the Fund; and

.. how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]


 07       08       09      10      11      12      13      14      15      16
----     ----     ----    ----    ----    ----    ----    -----   -----   -----
 n/a      n/a      n/a     n/a     n/a     n/a     n/a    7.05%   3.24%   0.10%

                             Calendar Year End(%)


During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 2.75%, 2ND QUARTER, 2016; AND WORST QUARTER WAS DOWN -4.15%, 4TH QUARTER, 2016.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the period ended December 31, 2016)

                                                                                     SINCE
                                                                            1 YEAR INCEPTION*
---------------------------------------------------------------------------------------------
Class A**      Return Before Taxes                                          -2.90%   2.34%
               ------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -2.97%   2.28%
               ------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -0.85%   2.17%
---------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -1.64%   2.62%
---------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                           0.34%   3.65%
---------------------------------------------------------------------------------------------
Bloomberg Barclays Municipal Bond Unhedged Index
(reflects no deduction for fees, expenses or taxes)                          0.25%   4.04%
---------------------------------------------------------------------------------------------

* Inception date for all Classes is 12/11/13.

**After-tax Returns:

  -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

  -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE                       LENGTH OF SERVICE   TITLE
----------------------------------------------------------------------------------------
Robert B. (Guy) Davidson, III  Since 2013          Senior Vice President of the Adviser

Terrance T. Hults              Since 2013          Senior Vice President of the Adviser

Shawn E. Keegan                Since 2013          Senior Vice President of the Adviser

Matthew J. Norton              Since January 2017  Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 48 in this Prospectus.

ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES

     .   PURCHASE AND SALE OF FUND SHARES

PURCHASE MINIMUMS

                                                                     INITIAL             SUBSEQUENT
---------------------------------------------------------------------------------------------------------------
Class A/Class C Shares, including traditional IRAs and Roth IRAs     $2,500                 $50
(Class B Shares are not currently offered to new investors)
---------------------------------------------------------------------------------------------------------------
Automatic Investment Program                                          None                  $50
                                                                              If initial minimum investment is
                                                                                less than $2,500, then $200
                                                                               monthly until account balance
                                                                                       reaches $2,500
---------------------------------------------------------------------------------------------------------------
Advisor Class Shares (only available to fee-based programs or         None                  None
through other limited arrangements)
---------------------------------------------------------------------------------------------------------------
Class A, Class R, Class K, Class I and Class Z Shares are available   None                  None
at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund.
---------------------------------------------------------------------------------------------------------------

You may sell (redeem) your shares each day the New York Stock Exchange (the "Exchange") is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

     .   TAX INFORMATION

Each Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

     .   PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' RISKS AND INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about the Funds' investment practices and related risks, including principal and non-principal strategies and risks. Most of these investment practices are discretionary, which means that the Adviser may or may not decide to use them. This Prospectus does not describe all of a Fund's investment practices and additional information about each Fund's risks and investments can be found in the Funds' SAI.

DERIVATIVES
Each Fund may, but is not required to, use derivatives for hedging or other risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are four principal types of derivatives--options, futures contracts, forwards and swaps--each of which is described below. Derivatives include listed and cleared transactions where a Fund's derivatives trade counterparty is an exchange or clearinghouse and non-cleared bilateral "over-the-counter" transactions where a Fund's derivatives trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be more liquid and subject to less counterparty credit risk than those that are privately negotiated.

A Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Fund's investment (in some cases, the potential loss is unlimited).

The Funds' investments in derivatives may include, but are not limited to, the following:

.. FORWARD CONTRACTS. A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or tangible asset to an agreed-upon location (rather than settled by cash), or is rolled forward into a new forward contract or, in the case of a non-deliverable forward, by a cash payment at maturity. The Funds' investments in forward contracts may include the following:

 - Forward Currency Exchange Contracts. A Fund may purchase or sell forward currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies as described below under "Other Derivatives and Strategies--Currency Transactions". A Fund, for example, may enter into a forward contract as a transaction hedge (to "lock in" the U.S. Dollar price of a non-U.S. Dollar security), as a position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as a cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

.. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. A Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. A Fund may also purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies--Currency Transactions".

.. OPTIONS. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Funds' investments in options include the following:

 - Options on Foreign Currencies--A Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. Dollar value of foreign currency denominated securities held by a Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Fund may forfeit the entire amount of the premium plus related transaction costs. A Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies--Currency Transactions".

 - Options on Securities. A Fund may purchase or write a put or call option on securities. A Fund may write covered options, which means writing an option for securities the Fund owns, and uncovered options.

 - Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

.. SWAP TRANSACTIONS--A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). Payments received by AB TAX-AWARE FIXED INCOME PORTFOLIO from swap agreements will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders. Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants ("FCMs") that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Funds post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is expected to reduce counterparty credit risks and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on Commodity Futures Trading Commission approval of contracts for central clearing. Bilateral swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party. The Funds' investments in swap transactions include the following:

 - Interest Rate Swaps, Swaptions, Caps and Floors. Interest rate swaps involve the exchange by a Fund with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating-rate payments for fixed-rate payments). Unless there is a counterparty default, the risk of loss to the Fund from interest rate swap transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

   An option on a swap agreement, also called a "swaption", is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium". A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

   The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

   There is no limit on the amount of interest rate transactions that may be entered into by a Fund. The value of these transactions will fluctuate based on changes in interest rates.

   Interest rate swap, swaption, cap and floor transactions may, for example, be used to preserve a return or spread on a particular investment or a portion of a Fund's portfolio or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps may also be used to leverage a Fund's investments by creating positions that are functionally similar to purchasing a municipal or other fixed-income security but may only require payments to a swap counterparty under certain circumstances and allow the Fund to efficiently increase (or decrease) its duration and income.

 - Inflation (CPI) Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price

   Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases. A Fund will enter into inflation swaps on a net basis. The values of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

 - Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or restructuring. A Fund may be either the buyer or seller in the transaction. If a Fund is a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which will be either (i) the "par value" (face amount) of the reference obligation, in which case the Fund will receive the reference obligation in return or (ii) an amount equal to the difference between the par value and the current market value of the reference obligation. The periodic payments previously received by the Fund, coupled with the value of any reference obligation received, may be less than the full amount it pays to the buyer, resulting in a loss to the Fund. If a Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

   Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

 - Currency Swaps. A Fund may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and Strategies--Currency Transactions". Currency swaps involve the exchange by a Fund with another party of a series of payments in specified currencies. Currency swaps may be bilateral and privately negotiated with the Fund expecting to achieve an acceptable degree of correlation between its portfolio investments and its currency swaps position. Currency swaps may involve the exchange of actual principal amounts of currencies by the counterparties at the initiation, and again upon the termination, of the transaction.

 - Total Return Swaps. A Fund may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated.

 - Variance and Correlation Swaps. A Fund may enter into variance or correlation swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. "Variance" as used here is defined as the sum of the square of the returns on the reference asset or index (which in effect is a measure of its "volatility") over the length of the contract term. The parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility. Correlation swaps are contracts in which two parties agree to exchange cash payments based on the differences between the stated and the actual correlation realized on the underlying equity securities within a given equity index. "Correlation" as used here is defined as the weighted average of the correlations between the daily returns of each pair of securities within a given equity index. If two assets are said to be closely correlated, it means that their daily returns vary in similar proportions or along similar trajectories.

..  OTHER DERIVATIVES AND STRATEGIES--

 - Eurodollar Instruments. Eurodollar instruments are essentially
   U.S. Dollar-denominated futures contracts or options that are linked to the London Interbank Offered Rate (LIBOR). Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.

 - Currency Transactions. A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage a Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures contracts and options on futures contracts, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by a Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

CONVERTIBLE SECURITIES
Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings.

DEPOSITARY RECEIPTS AND SECURITIES OF SUPRANATIONAL ENTITIES
A Fund, except AB TAX-AWARE FIXED INCOME PORTFOLIO, may invest in depositary receipts. American Depositary Receipts, or ADRs, are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Global Depositary Receipts, or GDRs, European Depositary Receipts, or EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S. company. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

EVENT-LINKED SECURITIES
Event-linked securities are variable or fixed-rate fixed-income securities or types of equity securities for which the return of principal and payment of interest are contingent on the non-occurrence of various catastrophe exposures, which may be specific trigger events or a diversified group of events, such as hurricanes, typhoons, wind events or earthquakes. The most common type of event-linked fixed-income bonds are known as "catastrophe" or "cat" bonds. If the trigger events do not occur, a Fund will recover its principal and interest. If a trigger event occurs, a Fund may lose a portion of or its entire principal invested in the securities. These securities are generally illiquid and may be rated below investment grade or the unrated equivalent and have the same or equivalent risks as higher yield debt securities ("junk bonds").

FORWARD COMMITMENTS
Forward commitments for the purchase or sale of securities may include purchases on a when-issued basis or purchases or sales on a delayed delivery basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).

AB HIGH YIELD PORTFOLIO and AB CREDIT LONG/SHORT PORTFOLIO may invest significantly in TBA mortgage-backed securities. A TBA, or "To Be Announced", trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. There is the risk of loss if the value of either a purchased security declines before the settlement date or the security sold increases before the settlement date. The use of forward commitments helps a Fund to protect against anticipated changes in interest rates and prices.

ILLIQUID SECURITIES
The Funds limit their investments in illiquid securities to 15% of their net assets. Until the Funds' compliance date of December 1, 2018 for new Rule 22e-4 under the Investment Company Act of 1940 (the "1940 Act"), the term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Fund has valued the securities. After such date, the term shall mean any security or investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

A Fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

INDEXED COMMERCIAL PAPER
Indexed commercial paper may have its principal linked to changes in foreign currency exchange rates whereby its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the referenced exchange rate. A Fund will receive interest and principal payments on such commercial paper in the currency in which such commercial paper is denominated, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the U.S. Dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation.

INFLATION-INDEXED SECURITIES
Inflation-indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

The value of inflation-indexed securities tends to react to changes in real interest rates. In general, the price of inflation-indexed securities can fall when real interest rates rise, and can rise when real interest rates fall. In addition, the value of these securities can fluctuate based on fluctuations in expectations of inflation. Interest payments on these securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

INVESTMENT IN EXCHANGE-TRADED FUNDS AND OTHER INVESTMENT COMPANIES
A Fund may invest in shares of exchange-traded funds ("ETFs"), subject to the restrictions and limitations of the 1940 Act, or any applicable rules, exemptive orders or regulatory guidance thereunder. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs will not track their underlying indices precisely since the ETFs have expenses and may need to hold a portion of their assets in cash, unlike the underlying indices, and the ETFs may not invest in all of the securities in the underlying indices in the same proportion as the indices for varying reasons. A Fund will incur transaction costs when buying and selling ETF shares, and indirectly bear the expenses of the ETFs. In addition, the market value of an ETF's shares, which is based on supply and demand in the market for the ETF's shares, may differ from its NAV. Accordingly, there may be times when an ETF's shares trade at a discount to its NAV.

A Fund may also invest in investment companies other than ETFs, as permitted by the 1940 Act or the rules and regulations or exemptive orders thereunder. As with ETF investments, if the Fund acquires shares in other investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses. The Funds intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act.

LOAN PARTICIPATIONS
A Fund, except the AB TAX-AWARE FIXED INCOME PORTFOLIO, may invest in corporate loans either by participating as co-lender at the time the loan is originated or by buying an interest in the loan in the secondary market from a financial institution or institutional investor. The financial status of an institution interposed between a Fund and a borrower may affect the ability of the Fund to receive principal and interest payments.

The success of a Fund may depend on the skill with which an agent bank administers the terms of the corporate loan agreements, monitors borrower compliance with covenants, collects principal, interest and fee payments from borrowers and, where necessary, enforces creditor remedies against borrowers. Agent banks typically have broad discretion in enforcing loan agreements.

MORTGAGE-RELATED SECURITIES, OTHER ASSET-BACKED SECURITIES AND STRUCTURED SECURITIES
A Fund may invest in mortgage-related or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBS") and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private organizations.

The value of mortgage-related or other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a Fund to a lower rate of return upon

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reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities.

A Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high-risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A Fund may invest in other asset-backed securities that have been offered to investors.

The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations.

A Fund may also invest in various types of structured securities and basket securities. Structured securities are securities issued in structured financing transactions, which generally involve aggregating types of debt assets in a pool or special purpose entity and then issuing new securities. Types of structured financings include securities described elsewhere in this Prospectus, such as mortgage-related and other asset-backed securities. A Fund's investments include investments in structured securities that represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of particular debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or high-yield bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow from the underlying instruments. Structured securities of a given class may be either subordinated or un-subordinated to the payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Basket securities in which a Fund may invest may consist of entities organized and operated for the purpose of holding a basket of other securities. Baskets involving debt obligations may be designed to represent the characteristics of some portion of the debt securities market or the entire debt securities market.

MUNICIPAL SECURITIES
The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal bonds are typically classified as "general obligation" or "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The AB TAX-AWARE FIXED INCOME PORTFOLIO may invest in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. The AB TAX-AWARE FIXED INCOME PORTFOLIO may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The AB TAX-AWARE FIXED INCOME PORTFOLIO may invest in municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

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Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which are AMT-Subject bonds and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs. Bonds of certain sectors have special risks. For example, the health-care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government-backed. Attempts to restructure the tax system may have adverse effects on the value of municipal securities or make them less attractive to investors relative to taxable treatments.

The AB TAX-AWARE FIXED INCOME PORTFOLIO may purchase municipal securities that are insured as to the payment of principal and interest under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured municipal securities, the Adviser evaluates the risk and return of municipal securities through its own research.

If an insurance company's rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline. The Adviser believes that downgrades in insurance company ratings or insurance company insolvencies will present limited risk to the Fund. The underlying credit quality of the issuers of the insured municipal securities (generally investment grade) reduces the risk of a significant reduction in the value of the insured municipal security.

PREFERRED STOCK
A Fund may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer's common stock under certain conditions, among which may be the specification of a future date when the conversion must begin, a certain number of shares of common stock per share of preferred stock, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer's common stock as well as the dividends payable on the preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest and principal payments. Similar to investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

REPURCHASE AGREEMENTS AND BUY/SELL BACK TRANSACTIONS
A Fund may enter into repurchase agreements in which a Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security from the Fund at an agreed-upon future date, normally a day or a few days later. The purchase and repurchase transactions are transacted under one agreement. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

A Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, a Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction is considered two separate transactions.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS
A Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund's limitations on borrowings. The terms of reverse repurchase agreements are essentially the reverse of "repurchase agreements" described above. In a reverse repurchase agreement transaction, the Fund sells a security and simultaneously agrees to repurchase it at a specified time and price. The economic effect of a reverse repurchase agreement is that of the Fund borrowing money on a secured basis, and reverse repurchase agreements may be considered a form of borrowing for some purposes. Even though the Fund posts securities as collateral, the Fund maintains exposure to price declines on these securities since it has agreed to repurchase the securities at a fixed price. Accordingly, reverse repurchase agreements create leverage risk for the Fund because the Fund maintains exposure to price declines of both the securities it sells in the reverse repurchase agreement and any securities it purchases with the cash it receives under the reverse repurchase agreement. If the value of the posted collateral declines, the

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counterparty would require the Fund to post additional collateral. If the value of the collateral increases, the Fund may ask for some of its collateral back. If the counterparty defaults and fails to sell the securities back to the Fund at a time when the market purchase price of the securities exceeds the agreed-upon repurchase price, the Fund would suffer a loss.

Dollar rolls involve sales by a Fund of securities for delivery in the current month and the Fund's simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

RIGHTS AND WARRANTS
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES
A Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that a Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. The potential for the price of a fixed-income security sold short to rise is a function of the combination of the remaining maturity of the obligation, its creditworthiness and its yield. Unlike short sales of equities or other instruments, potential for the price of a fixed-income security to rise may be limited due to the fact that the security will be no more than par at maturity. However, the short sale of other instruments or securities generally, including fixed-income securities convertible into equities or other instruments, a fixed-income security trading at a deep discount from par or that pays a coupon that is high in relative and/or absolute terms, or that is denominated in a currency other than the U.S. Dollar, involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase.

STANDBY COMMITMENT AGREEMENTS
Standby commitment agreements are similar to put options that commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis.

There is no guarantee that a security subject to a standby commitment will be issued. In addition, the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

SOVEREIGN DEBT OBLIGATIONS
No established secondary markets may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price and a Fund's ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific economic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain sovereign debt obligations may also make it more difficult for a Fund to obtain accurate market quotations for the purpose of valuing its portfolio. Market quotations are generally available on many sovereign debt obligations only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices for actual sales.

By investing in sovereign debt obligations, the Funds will be exposed to the direct or indirect consequences of political, social, and economic changes in various countries. Political changes in a country may affect the willingness of a foreign government to make or provide for timely payments of its obligations. The country's economic status, as reflected in, among other things, its inflation rate, the amount of its external debt and its gross domestic product, will also affect the government's ability to honor its obligations.

The Funds are permitted to invest in sovereign debt obligations that are not current in the payment of interest or principal or are in default so long as the Adviser believes it to be consistent with the Funds' investment objectives. The Funds may have limited legal recourse in the event of a default with respect to certain

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sovereign debt obligations they hold. For example, remedies from defaults on certain sovereign debt obligations, unlike those on private debt, must, in some cases, be pursued in the courts of the defaulting party itself. Legal recourse therefore may be significantly diminished. Bankruptcy, moratorium, and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to issuers of private debt obligations. The political context, expressed as the willingness of an issuer of sovereign debt obligations to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of securities issued by foreign governments in the event of default under commercial bank loan agreements.

STRUCTURED PRODUCTS
A Fund may invest in certain hybrid derivatives-type instruments that combine features of a traditional stock or bond with those of, for example, a futures contract or an option. These instruments include structured notes and indexed securities, commodity-linked notes and commodity index-linked notes and credit-linked securities. The performance of the structured product, which is generally a fixed-income security, is tied (positively or negatively) to the price or prices of an unrelated reference indicator such as a security or basket of securities, currencies, commodities, a securities or commodities index or a credit default swap or other kinds of swaps. The structured product may not pay interest or protect the principal invested. The structured product or its interest rate may be a multiple of the reference indicator and, as a result, may be leveraged and move (up or down) more rapidly than the reference indicator. Investments in structured products may provide a more efficient and less expensive means of investing in underlying securities, commodities or other derivatives, but may potentially be more volatile, less liquid and carry greater market risk than investments in traditional securities. The purchase of a structured product also exposes a Fund to the credit risk of the issuer of the structured product.

Structured notes are derivative debt instruments. The interest rate or principal of these notes is determined by reference to an unrelated indicator (for example, a currency, security, or index thereof) unlike a typical note where the borrower agrees to make fixed or floating interest payments and to pay a fixed sum at maturity. Indexed securities may include structured notes as well as securities other than debt securities, the interest or principal of which is determined by an unrelated indicator.

Commodity-linked notes and commodity index-linked notes provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, commodity indices or similar instruments. Commodity-linked products may be either equity or debt securities, leveraged or unleveraged, and have both security- and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

A Fund may also invest in certain hybrid derivatives-type investments that combine features of a traditional bond with those of certain derivatives such as a credit default swap, an interest rate swap or other securities. These investments include credit-linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that invest in a derivative instrument or basket of derivative instruments in order to provide exposure to certain fixed-income markets. For instance, a Fund may invest in credit-linked securities as a cash management tool to gain exposure to a certain market or to remain fully invested when more traditional income-producing securities are not available. The performance of the structured product, which is generally a fixed-income security, is linked to the receipt of payments from the counterparties to the derivative instruments or other securities. A Fund's investments in credit-linked securities are indirectly subject to the risks associated with derivative instruments, including among others, credit risk, default risk, counterparty risk, interest rate risk and leverage risk. These securities are generally structured as Rule 144A Securities so that they may be freely traded among institutional buyers. However, changes in the market for credit-linked securities or the availability of willing buyers may result in the securities becoming illiquid.

TENDER OPTION BOND TRANSACTIONS
The AB TAX-AWARE FIXED INCOME PORTFOLIO may enter into tender option bonds ("TOBs") in which the Fund may sell a municipal security to a broker, which, in turn deposits the bond into a special purpose vehicle, which is generally organized as a trust, sponsored by the broker (the "Trust"). The Fund receives cash and a residual interest security (sometimes referred to as "inverse floaters") issued by the Trust in return. The Trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term demand notes. These securities (sometimes referred to as "floaters") are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. Under certain circumstances, the Trust may be terminated or collapsed, either by the Fund or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond or in the event holders of the floaters tender their securities to the liquidity provider. The Fund continues to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the Trust, which include payments to the trustee and the liquidity provider and organizational costs. The Fund uses the cash received from the transaction for investment purposes, which involves leverage risk. For a discussion of the risks of TOBs, see "Borrowing and Leverage" below.

VARIABLE, FLOATING AND INVERSE FLOATING-RATE INSTRUMENTS
Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

A Fund may also invest in inverse floating-rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse

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floater may have greater volatility in market value, in that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed-rate securities.

ZERO-COUPON AND PRINCIPAL-ONLY SECURITIES
Zero-coupon securities and principal-only (PO) securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.

ADDITIONAL RISK AND OTHER CONSIDERATIONS
Investments in the Funds involve the risk considerations described below.

BORROWING AND LEVERAGE
The Funds may use borrowings for investment purposes subject to applicable statutory or regulatory requirements. Borrowings by a Fund result in leveraging of the Fund's shares. Each of the Funds may also use leverage for investment purposes by entering into transactions such as reverse repurchase agreements, forward contracts and dollar rolls and, with respect to AB TAX-AWARE FIXED INCOME PORTFOLIO, TOB transactions. This means that a Fund uses cash made available during the term of these transactions to make investments in other fixed-income securities.

Utilization of leverage, which is usually considered speculative, involves certain risks to a Fund's shareholders. These include a higher volatility of the NAV of a Fund's shares and the relatively greater effect on the NAV of the shares. So long as a Fund is able to realize a net return on its investment portfolio that is higher than the interest expense paid on borrowings or the carrying costs of leveraged transactions, the effect of leverage will be to cause the Fund's shareholders to realize a higher net return than if the Fund were not leveraged. If the interest expense on borrowings or the carrying costs of leveraged transactions approaches the net return on a Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced. If the interest expense on borrowings or the carrying costs of leveraged transactions were to exceed the net return to shareholders, a Fund's use of leverage would result in a lower rate of return. Similarly, the effect of leverage in a declining market would normally be a greater decrease in NAV. In an extreme case, if the Fund's current investment income were not sufficient to meet the carrying costs of leveraged transactions, it could be necessary for the Fund to liquidate certain of its investments in adverse circumstances, potentially significantly reducing its NAV.

During periods of rising short-term interest rates, the interest paid on floaters in TOBs would increase, which may adversely affect the AB TAX-AWARE FIXED INCOME PORTFOLIO's net return. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the Fund's NAV. In certain circumstances, adverse changes in interest rates or other events could cause a TOB Trust to terminate or collapse, potentially requiring the Fund to liquidate longer-term municipal securities at unfavorable prices to meet the Trust's outstanding obligations.

FOREIGN (NON-U.S.) SECURITIES
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. A Fund that invests in foreign fixed-income securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and the Adviser will monitor the effect of any such factor or factors on a Fund's investments. Transaction costs, including brokerage commissions for transactions both on and off the securities exchanges, in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Funds than that provided by U.S. laws.

In June 2016, the United Kingdom ("UK") voted in a referendum to leave the European Union ("EU"). It is expected that the UK will seek to withdraw from the EU with an anticipated completion date within two years of notifying the European Council of its intention to withdraw. There is still considerable uncertainty relating to the potential consequences and timeframe of the withdrawal. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, Europe and globally, which could have an adverse effect on the value of a Fund's investments.

Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as emerging markets. Emerging market countries that the Adviser currently considers for investment are listed below. Countries may be added to or removed from this list at any time.

 Argentina                 Hungary                   Peru
 Belarus                   India                     Philippines
 Belize                    Indonesia                 Poland
 Brazil                    Iraq                      Russia
 Bulgaria                  Ivory Coast               Senegal
 Chile                     Jamaica                   Serbia
 China                     Jordan                    South Africa
 Colombia                  Kazakhstan                South Korea
 Croatia                   Lebanon                   Sri Lanka
 Dominican Republic        Lithuania                 Taiwan
 Ecuador                   Malaysia                  Thailand
 Egypt                     Mexico                    Turkey
 El Salvador               Mongolia                  Ukraine
 Gabon                     Nigeria                   Uruguay
 Georgia                   Pakistan                  Venezuela
 Ghana                     Panama                    Vietnam

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

A Fund may invest in securities of frontier market countries. Frontier market countries generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market risks include the potential for extreme price volatility and illiquidity--economic or political instability may cause larger price changes in frontier market securities than in securities of issuers located in more developed markets. The risks of investing in frontier market countries may also be magnified by: government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, impaired or limited access to issuer information and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. The actions of a relatively few major investors in these markets are more likely to result in significant changes in local stock prices and the value of fund shares. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of secu-
rities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available. All of these factors can make investing in frontier markets riskier than investing in more developed emerging markets or other foreign markets.

FOREIGN (NON-U.S.) CURRENCIES
Investing in and exposure to foreign currencies involve special risks and considerations. A Fund that invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, a Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

A Fund may also invest directly in foreign currencies for non-hedging purposes on a spot basis (i.e., cash) or through derivatives transactions, such as forward currency exchange contracts, futures contracts and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing a Fund's NAV to fluctuate.

INVESTMENT IN BELOW INVESTMENT GRADE FIXED-INCOME SECURITIES
Investments in securities rated below investment grade (commonly known as "junk bonds") are subject to greater risk of loss of principal and interest than higher-rated securities. These securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of these securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment grade securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, a Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

UNRATED SECURITIES
A Fund may invest in unrated securities when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities that are consistent with the Fund's objective and policies.

FUTURE DEVELOPMENTS
A Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES
A Fund's Board of Directors (the "Board") may change the Fund's investment objective without shareholder approval. The Fund will provide shareholders with 60 days' prior written notice of any change to the Fund's investment objective. Funds that have a policy to invest at least 80% of their net assets in securities indicated by their name will not change their policies without 60 days' prior written notice to shareholders. Unless otherwise noted, all other investment policies of a Fund may be changed without shareholder approval.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, each Fund may invest in certain types of short-term, liquid, investment grade or high-quality (depending on the Fund) debt securities or, with respect to AB TAX-AWARE FIXED INCOME PORTFOLIO and AB INCOME FUND, high-quality municipal notes or variable-rate demand obligations, or in taxable cash equivalents. While a Fund is investing for temporary defensive purposes, it may not meet its investment objective.

PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

CYBER SECURITY RISK
Mutual funds, including the Funds, are susceptible to cyber security risk. Cyber security breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund and/or its service providers to suffer data corruption or lose operational functionality. In addition, cyber security breaches at issuers in which a Fund invests may affect the value of your investment in the Fund.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares of a Fund that are offered through this Prospectus. The Funds offer eight classes of shares through this Prospectus, except for AB HIGH YIELD PORTFOLIO, which offers seven classes of shares, and AB LIMITED DURATION HIGH INCOME PORTFOLIO, AB INCOME FUND, AB CREDIT LONG/SHORT PORTFOLIO and AB TAX-AWARE FIXED INCOME PORTFOLIO, which offer three classes of shares.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "Choosing a Share Class" below. ONLY CLASS A SHARES OFFER QUANTITY DISCOUNTS ON SALES CHARGES, as described below.

HOW TO BUY SHARES
The purchase of a Fund's shares is priced at the next-determined NAV after your order is received in proper form.

CLASS A, CLASS B AND CLASS C SHARES - SHARES AVAILABLE TO RETAIL INVESTORS EFFECTIVE JANUARY 31, 2009, SALES OF CLASS B SHARES OF THE FUNDS TO NEW INVESTORS WERE SUSPENDED. CLASS B SHARES MAY ONLY BE PURCHASED (I) BY EXISTING CLASS B SHAREHOLDERS AS OF JANUARY 31, 2009, (II) THROUGH EXCHANGE OF CLASS B SHARES FROM ANOTHER AB MUTUAL FUND, OR (III) AS OTHERWISE DESCRIBED BELOW.

You may purchase a Fund's Class A, Class B, or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Funds' principal underwriter, AllianceBernstein Investments, Inc., or ABI. These purchases may be subject to an initial sales charge, an asset-based sales charge or CDSC as described below.

PURCHASE MINIMUMS AND MAXIMUMS
------------------------------

MINIMUMS:*

--Initial:                     $2,500
--Subsequent:                  $   50

*Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. These investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI.

MAXIMUM INDIVIDUAL PURCHASE AMOUNT:

--Class A shares                     None
--Class B shares               $  100,000
--Class C shares               $1,000,000

OTHER PURCHASE INFORMATION
Your broker or financial advisor must receive your purchase request by the Fund Closing Time, which is the close of regular trading on any day the Exchange is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading), and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable initial sales charge.

If you are an existing Fund shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before the Fund Closing Time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

Shares of the Funds are generally available for purchase in the United States, Puerto Rico, Guam, American Samoa and the U.S. Virgin Islands. Except to the extent otherwise permitted by a Fund, the Funds will only accept purchase orders directly from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number (i.e., W-9 tax status). Subject to the requirements of local law applicable to the offering of Fund shares, U.S. citizens (i.e., W-9 tax status) residing in foreign countries are permitted to purchase shares of the Funds through their accounts at U.S. registered broker-dealers and other similar U.S. financial intermediaries, provided the broker-dealer or intermediary has an agreement with the Funds' distributor permitting it to accept orders for the purchase and sale of Fund shares.

The Funds will not accept purchase orders (including orders for the purchase of additional shares) from foreign persons or entities or from resident aliens who, to the knowledge of a Fund, have reverted to non-resident status (e.g., a resident alien who has a non-U.S. address at time of purchase).

..  TAX-DEFERRED ACCOUNTS
Class A shares are also available to the following tax-deferred arrangements:

..  Traditional and Roth IRAs (minimums listed in the table above apply);

.. SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans (no investment minimum); and

.. AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 Automatic Investment Program monthly minimum).

Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k), AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees, and to group retirement plans with plan assets of less than $1,000,000.

ADVISOR CLASS SHARES
You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

.. through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

.. through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary;

.. by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds; and

.. with respect to AB INCOME FUND, through certain special arrangements approved by the Adviser, such as purchases by shareholders of the Fund's Predecessor Fund.

The Funds' SAI has more detailed information about who may purchase and hold Advisor Class shares.

CLASS A, CLASS R, CLASS K, CLASS I AND CLASS Z SHARES - SHARES AVAILABLE TO GROUP RETIREMENT PLANS
Class A, Class R, Class K, Class I and Class Z shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund ("group retirement plans").

Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans but only if such plans have at least $250,000 in plan assets or 100 employees, and to certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Fund.

Class A, Class R, Class K, Class I and Class Z shares are also available to certain AllianceBernstein-sponsored group retirement plans. Class R, Class K, Class I and Class Z shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Class I shares are not currently available to group retirement plans in the AllianceBernstein-sponsored programs known as the "Informed Choice" programs.

Class I and Class Z shares are also available to certain institutional clients of the Adviser who invest at least $2,000,000 in a Fund.

REQUIRED INFORMATION
A Fund is required by law to obtain, verify, and record certain personal information from you or persons authorized to act on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or, if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

A Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her correct taxpayer identification number. To avoid this, you must provide your correct taxpayer identification number on your Mutual Fund Application.

GENERAL
IRA custodians, plan sponsors, plan fiduciaries, plan recordkeepers, and other financial intermediaries may establish their own eligibility requirements as to the purchase, sale or exchange of Fund shares, including minimum and maximum investment requirements. A Fund is not responsible for, and has no control over, the decisions of any plan sponsor, fiduciary or other financial intermediary to impose such differing requirements. ABI may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees, initial sales charges and/or CDSCs. ONLY CLASS A SHARES OFFER QUANTITY DISCOUNTS as described below.

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12b-1) FEES

                           WHAT IS A RULE 12b-1 FEE?
  A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. Each Fund has adopted a plan under Securities and Exchange Commission ("SEC")
  Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service (Rule 12b-1) fees for the distribution and sale of its shares. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in a Fund's fee table included in the Summary Information section above.
The amount of these fees for each class of a Fund's shares is:

               DISTRIBUTION AND/OR SERVICE
                 (RULE 12b-1) FEE (AS A
                 PERCENTAGE OF AGGREGATE
                AVERAGE DAILY NET ASSETS)
------------------------------------------
Class A                   0.30%*
Class B                   1.00%
Class C                   1.00%
Advisor Class             None
Class R                   0.50%
Class K                   0.25%
Class I                   None
Class Z                   None

*The maximum fee allowed under the Rule 12b-1 Plan for the Class A shares of each Fund is .30% of the aggregate average daily net assets. The Board currently limits the payments to .25%.

Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C, and Class R shares are subject to higher Rule 12b-1 fees than Class A or Class K shares. Class B shares are subject to these higher fees for a period of six years, after which they convert to Class A shares (except for AB UNCONSTRAINED BOND FUND Class B shares, which convert to Class A shares after eight years). Share classes with higher Rule 12b-1 fees will have a higher expense ratio, pay correspondingly lower dividends and may have a lower NAV (and returns). All or some of these fees may be paid to financial intermediaries, including your financial intermediary's firm.

SALES CHARGES
CLASS A SHARES. You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price for all Funds except AB TAX-AWARE FIXED INCOME PORTFOLIO and 3.00% of the offering price for AB TAX-AWARE FIXED INCOME PORTFOLIO. Any applicable sales charge will be deducted directly from your investment.

The initial sales charge you pay each time you buy Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases as indicated below. These discounts, which are also known as BREAKPOINTS OR QUANTITY DISCOUNTS, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your investment in Class A shares.

The sales charge schedule of Class A share QUANTITY DISCOUNTS is as follows:

AB TAX-AWARE FIXED INCOME PORTFOLIO:

                                           INITIAL SALES CHARGE
                                           ------------------
                                            AS % OF    AS % OF
                                           NET AMOUNT  OFFERING
                  AMOUNT PURCHASED          INVESTED    PRICE
                  ---------------------------------------------
                  Up to $100,000              3.09%      3.00%
                  $100,000 up to $250,000     2.04       2.00
                  $250,000 up to $500,000     1.01       1.00
                  $500,000 and above          0.00       0.00

ALL OTHER FUNDS:

                                            INITIAL SALES CHARGE
                                            ------------------
                                             AS % OF    AS % OF
                                            NET AMOUNT  OFFERING
                 AMOUNT PURCHASED            INVESTED    PRICE
                 -----------------------------------------------
                 Up to $100,000                4.44%      4.25%
                 $100,000 up to $250,000       3.36       3.25
                 $250,000 up to $500,000       2.30       2.25
                 $500,000 up to $1,000,000     1.78       1.75
                 $1,000,000 and above          0.00       0.00

Except as noted below, purchases of Class A shares in the amount of $1,000,000 or more for all Funds except AB TAX-AWARE FIXED INCOME PORTFOLIO and in the amount of $500,000 or more for AB TAX-AWARE FIXED INCOME PORTFOLIO, or by AllianceBernstein or non-AllianceBernstein sponsored group retirement plans are not subject to an initial sales charge, but may be subject to a 1% CDSC if redeemed or terminated within one year.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES. The Funds may sell their Class A shares at NAV without an initial sales charge or CDSC to some categories of investors, including:

 - persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services or clients of broker-dealers or other financial intermediaries approved by ABI who purchase Class A shares for their own accounts through self-directed and/or non-discretionary brokerage accounts with the broker-dealers or other financial intermediaries that may or may not charge a transaction fee to its customers;

 - plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by the Adviser's Institutional Investment Management Division or Bernstein Global Wealth Management Division, including subsequent contributions to those IRAs; or

 - certain other investors, such as investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's Institutional Investment Management Division, employees of selected dealers authorized to sell a Fund's shares, and employees of the Adviser.

Please see the Funds' SAI for more information about purchases of Class A shares without sales charges.

CLASS B SHARES - DEFERRED SALES CHARGE ALTERNATIVE
EFFECTIVE JANUARY 31, 2009, SALES OF CLASS B SHARES OF THE FUNDS TO NEW INVESTORS WERE SUSPENDED. CLASS B SHARES MAY ONLY BE PURCHASED (I) BY EXISTING CLASS B SHAREHOLDERS AS OF JANUARY 31, 2009, (II) THROUGH EXCHANGE OF CLASS B SHARES FROM ANOTHER AB MUTUAL FUND, OR (III) AS OTHERWISE DESCRIBED BELOW.

You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment is subject to a CDSC if you redeem shares within three years (four years in the case of AB UNCONSTRAINED BOND FUND) of purchase.

The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

AB UNCONSTRAINED BOND FUND:

                          YEAR SINCE PURCHASE   CDSC
                          ---------------------------
                          First                  4.0%
                          Second                 3.0%
                          Third                  2.0%
                          Fourth                 1.0%
                          Fifth and thereafter  None

ALL OTHER FUNDS:

                          YEAR SINCE PURCHASE    CDSC
                          ----------------------------
                          First                  3.00%
                          Second                 2.00%
                          Third                  1.00%
                          Fourth and thereafter  None

If you exchange your shares for the Class B shares of another AB Mutual Fund, the CDSC also will apply to the Class B shares received. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

Class B shares purchased for cash automatically convert to Class A shares six years after the end of the month of your purchase (except for Class B shares of AB UNCONSTRAINED BOND FUND, which automatically convert to Class A shares eight years after the end of the month of your purchase). If you purchase shares by exchange for the Class B shares of another AB Mutual Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES. You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment is subject to a 1% CDSC if you redeem your shares within one year. If you exchange your shares for the Class C shares of another AB Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Fund.

                          HOW IS THE CDSC CALCULATED?
  The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AB Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

ADVISOR CLASS, CLASS R, CLASS K, CLASS I AND CLASS Z SHARES. These classes of shares are not subject to any initial sales charge or CDSC, although your financial advisor may charge a fee.

SALES CHARGE REDUCTION PROGRAMS FOR CLASS A SHARES
THIS SECTION INCLUDES IMPORTANT INFORMATION ABOUT SALES CHARGE REDUCTION PROGRAMS AVAILABLE TO INVESTORS IN CLASS A SHARES AND DESCRIBES INFORMATION OR RECORDS YOU MAY NEED TO PROVIDE TO A FUND OR YOUR FINANCIAL INTERMEDIARY IN ORDER TO BE ELIGIBLE FOR SALES CHARGE REDUCTION PROGRAMS.

Information about Quantity Discounts and sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.abfunds.com (click on "Investments--Understanding Sales Charges & Expenses").

RIGHTS OF ACCUMULATION
To determine if a new investment in Class A shares is eligible for a QUANTITY DISCOUNT, a shareholder can combine the value of the new investment in a Fund with the higher of cost or NAV of existing investments in the Fund, any other AB Mutual Fund and AB Institutional Funds. The AB Mutual Funds use the higher of cost or current NAV of your existing investments when combining them with your new investment.

COMBINED PURCHASE PRIVILEGES
A shareholder may qualify for a QUANTITY DISCOUNT by combining purchases of shares of a Fund into a single "purchase". A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other AB Mutual Fund, including AB Institutional Funds, by:

.. an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s);

.. a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

..  the employee benefit plans of a single employer; or

.. any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

LETTER OF INTENT
An investor may not immediately invest a sufficient amount to reach a QUANTITY DISCOUNT, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a QUANTITY DISCOUNT. For these situations, the Funds offer a LETTER OF INTENT, which permits new investors to express the intention, in writing, to invest at least $100,000 in Class A shares of a Fund or any other AB Mutual Fund within 13 months. The Fund will then apply the QUANTITY DISCOUNT to each of the investor's purchases of Class A shares that would apply to the total amount stated in the LETTER OF INTENT. In the event an existing investor chooses to initiate a LETTER OF INTENT, the AB Mutual Funds will use the higher of cost or current NAV of the investor's existing investments and of those accounts with which investments are combined via COMBINED PURCHASE PRIVILEGES toward the fulfillment of the LETTER OF INTENT. For example, if the combined cost of purchases totaled $80,000 and the current NAV of all applicable accounts is $85,000 at the time a $100,000 LETTER OF INTENT is initiated, the subsequent investment of an additional $15,000 would fulfill the LETTER OF INTENT. If an investor fails to invest the total amount stated in the LETTER OF INTENT, the Funds will retroactively collect the sales charge otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for COMBINED PURCHASE PRIVILEGES may purchase shares under a single LETTER OF INTENT.

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REQUIRED SHAREHOLDER INFORMATION AND RECORDS
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or a Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or other AB Mutual Funds held in:

..  all of the shareholder's accounts at the Funds or a financial intermediary;
   and

.. accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

CDSC WAIVERS AND OTHER PROGRAMS

                        Here Are Some Ways To Avoid Or
                        Minimize Charges On Redemption.

CDSC WAIVERS
The Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

..  permitted exchanges of shares;

..  following the death or disability of a shareholder;

.. if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2; or

.. a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

OTHER PROGRAMS
DIVIDEND REINVESTMENT PROGRAM
Unless you specifically have elected to receive dividends or distributions in cash, they will automatically be reinvested, without an initial sales charge or CDSC, in the same class of additional shares of a Fund. If you elect to receive distributions in cash, you will only receive a check if the amount of the distribution is equal to or exceeds $25.00. Distributions of less than $25.00 will automatically be reinvested in shares of the Fund. To receive distributions of less than $25.00 in cash, you must have bank instructions associated to your account so that distributions can be delivered to you electronically via Electronic Funds Transfer using the Automated Clearing House or "ACH". In addition, the Fund may reinvest your distribution check (and future checks) in additional shares of the Fund if your check (i) is returned as undeliverable or (ii) remains uncashed for nine months.

DIVIDEND DIRECTION PLAN
A shareholder who already maintains accounts in more than one AB Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Fund, in any amount, without the payment of any sales charges, in shares of any eligible class of one or more other AB Mutual Fund(s) in which the shareholder maintains an account.

AUTOMATIC INVESTMENT PROGRAM
The Automatic Investment Program allows investors to purchase shares of a Fund through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. As of January 31, 2009, the Automatic Investment Program is available for purchase of Class B shares only if a shareholder was enrolled in the Program prior to January 31, 2009. Please see the Funds' SAI for more details.

REINSTATEMENT PRIVILEGE
A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AB Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date.

SYSTEMATIC WITHDRAWAL PLAN
The Funds offer a systematic withdrawal plan that permits the redemption of Class A, Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Fund account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class A and Class C shares, shares held the longest would be redeemed first.

CHOOSING A SHARE CLASS
Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure allowing you to choose the class that best fits your situation. In choosing a class of shares, you should consider:

..  the amount you intend to invest;

..  how long you expect to own shares;

..  expenses associated with owning a particular class of shares;

.. whether you qualify for any reduction or waiver of sales charges (for example, if you are making a large investment that qualifies for a QUANTITY DISCOUNT, you might consider purchasing Class A shares); and

.. whether a share class is available for purchase (Class R, K, I and Z shares are only offered to group retirement plans, not individuals).

Among other things, Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame. Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee indefinitely. Class C shares do not, however,

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have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. Financial intermediaries, a fee-based program, or, for group retirement plans, a plan sponsor or plan fiduciary, also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those described in this Prospectus and the Funds' SAI, including requirements as to the minimum initial and subsequent investment amounts. In addition, group retirement plans may not offer all classes of shares of a Fund. A Fund is not responsible for, and has no control over, the decision of any financial intermediary, plan sponsor or fiduciary to impose such differing requirements.

YOU SHOULD CONSULT YOUR FINANCIAL ADVISOR FOR ASSISTANCE IN CHOOSING A CLASS OF FUND SHARES.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Funds. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any sales charge, CDSC, and/or Rule 12b-1 fee that you or the Funds may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

                       WHAT IS A FINANCIAL INTERMEDIARY?
  A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.

All or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay financial intermediaries a fee of up to 1% on purchases of Class A shares that are sold without an initial sales charge.

ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 3% of your investment for sales of Class B shares (4% with respect to the sales of Class B shares of AB UNCONSTRAINED BOND FUND) and an amount equal to 1% of your investment for sales of Class C shares.

For Class A, Class C, Class R and Class K shares, up to 100% and, for Class B shares, up to 30% of the Rule 12b-1 fees applicable to these classes of shares each year may be paid to financial intermediaries.

  Your financial advisor's firm receives compensation from the Funds, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

  - upfront sales commissions;
  - Rule 12b-1 fees;
  - additional distribution support;
  - defrayal of costs for educational seminars and training; and
  - payments related to providing shareholder recordkeeping and/or transfer agency services.

  Please read this Prospectus carefully for information on this compensation.

OTHER PAYMENTS FOR DISTRIBUTION SERVICES AND EDUCATIONAL SUPPORT
In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AB Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AB Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments for distribution analytical data regarding AB Mutual Fund sales by financial advisors of these firms and to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AB Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2017, ABI's additional payments to these firms for distribution services and educational support related to the AB Mutual Funds are expected to be approximately 0.06% of the average monthly assets of the AB Mutual Funds, or approximately $23 million. In 2016, ABI is expected to pay approximately 0.05% of the average monthly assets of the AB Mutual Funds, or approximately $21 million, for distribution services and education support related to the AB Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AB Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AB Mutual Funds on a "preferred list". ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AB Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

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The Funds and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AB Mutual Fund shares. Please see "Management of the Funds--Transfer Agency and Retirement Plan Services" below. If paid by the Funds, these expenses are included in "Other Expenses" under "Fees and Expenses of the Fund--Annual Fund Operating Expenses" in the Summary Information at the beginning of this Prospectus.

  IF ONE MUTUAL FUND SPONSOR MAKES GREATER DISTRIBUTION ASSISTANCE PAYMENTS THAN ANOTHER, YOUR FINANCIAL ADVISOR AND HIS OR HER FIRM MAY HAVE AN INCENTIVE TO RECOMMEND ONE FUND COMPLEX OVER ANOTHER. SIMILARLY, IF YOUR FINANCIAL ADVISOR OR HIS OR HER FIRM RECEIVES MORE DISTRIBUTION ASSISTANCE FOR ONE SHARE CLASS VERSUS ANOTHER, THEN THEY MAY HAVE AN INCENTIVE TO RECOMMEND THAT CLASS.

  PLEASE SPEAK WITH YOUR FINANCIAL ADVISOR TO LEARN MORE ABOUT THE TOTAL AMOUNTS PAID TO YOUR FINANCIAL ADVISOR AND HIS OR HER FIRM BY THE FUNDS, THE ADVISER, ABI AND BY SPONSORS OF OTHER MUTUAL FUNDS HE OR SHE MAY RECOMMEND TO YOU. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR FINANCIAL ADVISOR AT THE TIME OF PURCHASE.

As of the date of this Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

  AIG Advisor Group
  Ameriprise Financial Services
  AXA Advisors
  Cadaret, Grant & Co.
  Citigroup Global Markets
  Citizens Securities
  Commonwealth Financial Network
  Donegal Securities
  Institutional Cash Distributors (ICD)
  JP Morgan Securities
  Lincoln Financial Advisors Corp.
  Lincoln Financial Securities Corp.
  LPL Financial
  Merrill Lynch
  Morgan Stanley
  Northwestern Mutual Investment Services
  PNC Investments
  Raymond James
  RBC Wealth Management
  Robert W. Baird
  Santander Securities
  SunTrust Bank
  UBS Financial Services
  US Bancorp Investments
  Wells Fargo Advisors

Although the Funds may use brokers and dealers that sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of AB Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other AB Mutual Funds provided that the other fund offers the same class of shares and, in the case of retirement plans, is an investment option under the plan. Exchanges of shares are made at the next-determined NAV, without sales or service charges, after your order is received in proper form. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AB Mutual Fund whose shares are being acquired. You may request an exchange either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. In order to receive a day's NAV, ABIS must receive and confirm your telephone exchange request by the Fund Closing Time on that day. The Funds may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

SELLING SHARES THROUGH YOUR FINANCIAL INTERMEDIARY OR RETIREMENT PLAN
Your broker or financial advisor must receive your sales request by the Fund Closing Time, and submit it to the Fund by a pre-arranged time for you to receive that day's NAV, less any applicable CDSC. Your financial intermediary, plan sponsor or plan recordkeeper is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

SELLING SHARES DIRECTLY TO THE FUND
BY MAIL:
.. Send a signed letter of instruction or stock power, along with certificates, to:

          AllianceBernstein Investor Services, Inc.
          P.O. Box 786003
          San Antonio, TX 78278-6003

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..  For certified or overnight deliveries, send to:

          AllianceBernstein Investor Services, Inc.
          8000 IH 10 W, 4th floor
          San Antonio, TX 78230

.. For your protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about these procedures, contact ABIS.

BY TELEPHONE:
.. You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

..  ABIS must receive and confirm a telephone redemption request by the Fund
   Closing Time, for you to receive that day's NAV, less any applicable CDSC.

.. For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the Fund nor the Adviser, ABIS, ABI or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

..  If you have selected electronic funds transfer in your Mutual Fund
   Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

..  Redemption requests by electronic funds transfer or check may not exceed
   $100,000 per Fund account per day.

.. Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Each Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Funds will be able to detect excessive or short-term trading activity or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and should avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. Each Fund reserves the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Fund to sell shares at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

Funds that may invest significantly in securities of foreign issuers may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time a Fund ordinarily calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of securities of foreign issuers established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). Each Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a Fund irrespective of its investments in securities of foreign issuers. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). All Funds may be adversely affected by price arbitrage.

POLICY REGARDING SHORT-TERM TRADING. Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds seek to prevent patterns of excessive purchases and sales of Fund shares to the extent they

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are detected by the procedures described below, subject to each Fund's ability to monitor purchase, sale and exchange activity. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

.. TRANSACTION SURVEILLANCE PROCEDURES. The Funds, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 60-day period or purchases of shares followed by a sale within 60 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. With respect to managed or discretionary accounts for which the account owner gives his/her broker, investment adviser or other third party authority to buy and sell Fund shares, the Funds may consider trades initiated by the account owner, such as trades initiated in connection with bona fide cash management purposes, separately in their analysis. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

.. ACCOUNT BLOCKING PROCEDURES. If the Funds determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the Funds will take remedial actions that may include issuing a warning, revoking certain account-related activities (such as the ability to place purchase, sale and exchange orders over the internet or by phone) or prohibiting or "blocking" future purchase or exchange activity. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. A blocked account will generally remain blocked for 90 days. Subsequent detections of excessive or short-term trading may result in an indefinite account block, or an account block until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

..  APPLICATIONS OF SURVEILLANCE PROCEDURES AND RESTRICTIONS TO OMNIBUS
   ACCOUNTS. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans. The Funds apply their surveillance procedures to these omnibus account arrangements. As required by SEC rules, the Funds have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Funds, upon the request of the Funds or their agents, with individual account level information about their transactions. If the Funds detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Funds to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

HOW THE FUNDS VALUE THEIR SHARES
Each Fund's NAV is calculated on any day the Exchange is open at the close of regular trading (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Funds value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of each Board. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Funds expect to use fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security, or for securities for which market prices are not readily available or deemed unreliable (including restricted securities). The Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund ordinarily values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. Factors considered in fair value pricing may include, but are not limited to, information obtained by contacting the issuer or analysts, or by analysis of the issuers' financial statements. The Funds may value their securities using fair value prices based on independent pricing services.

Subject to its oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above. More information about the valuation of the Funds' assets is available in the Funds' SAI.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Each Fund's Adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading global investment adviser supervising client accounts with assets as of September 30, 2016, totaling approximately $490 billion (of which more than $96 billion represented assets of investment companies sponsored by the Adviser). As of September 30, 2016, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 18 of the nation's FORTUNE 100 companies), for public employee retirement funds in 27 states and the District of Columbia, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 31 registered investment companies managed by the Adviser, comprising approximately 129 separate investment portfolios, had as of September 30, 2016 approximately 2.4 million accounts.

The Adviser provides investment advisory services and order placement facilities for each of the Funds. For these advisory services, each Fund paid the Adviser during its most recent fiscal year or period a management fee as a percentage of average daily net assets as follows:

                                           FEE AS A PERCENTAGE OF   FISCAL
                                             AVERAGE DAILY NET    YEAR/PERIOD
FUND                                               ASSETS            ENDED
-----------------------------------------------------------------------------
AB Intermediate Bond Portfolio                      .27%*          10/31/16
AB Global Bond Fund                                 .47%*           9/30/16
AB Credit Long/Short Portfolio                        0%*          10/31/16
AB Unconstrained Bond Fund                          .36%*          10/31/16
AB High Income Fund                                 .46%*          10/31/16
AB Limited Duration High Income Portfolio           .54%*           9/30/16
AB High Yield Portfolio                               0%*          10/31/16
AB Income Fund                                      .25%*          10/31/16
AB Tax-Aware Fixed Income Portfolio                   0%*          10/31/16

--------
*Fee stated net of any waivers and/or reimbursements.

A discussion regarding the basis for the Board's approval of each Fund's investment advisory agreement is available in the Fund's most recent annual or semi-annual report to shareholders as follows:

                                           ANNUAL OR SEMI-
                                            ANNUAL REPORT
FUND                                           PERIOD
----------------------------------------------------------
AB Intermediate Bond Portfolio                10/31/16
AB Global Bond Fund                            3/31/16
AB Credit Long/Short Portfolio                10/31/16
AB Unconstrained Bond Fund                    10/31/16
AB High Income Fund                           10/31/16
AB Limited Duration High Income Portfolio      3/31/16
AB High Yield Portfolio                       10/31/16
AB Income Fund                                10/31/16
AB Tax-Aware Fixed Income Portfolio           10/31/16

The Adviser may act as an investment adviser to other persons, firms, or corporations, including investment companies, hedge funds, pension funds, and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Funds. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including a Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of, and investment decisions for, the Funds' portfolios are made by certain Investment Policy Teams. Each Investment Policy Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for coordinating each Fund's investments.

The following table lists the Investment Policy Teams, the person within each Investment Policy Team with the most significant responsibility for day-to-day management of each Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

         FUND AND                                           PRINCIPAL
       RESPONSIBLE                                   OCCUPATION(S)DURING THE
           TEAM             EMPLOYEE; YEAR; TITLE      PAST FIVE (5) YEARS
 -----------------------------------------------------------------------------
 AB Intermediate Bond      Michael Canter; since     Senior Vice President of
 Portfolio                 January 2016; Senior      the Adviser, with which
 U.S. Investment Grade     Vice President of the     he has been associated
 Core Fixed Income Team    Adviser                   in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

                           Shawn E. Keegan; since    Senior Vice President of
                           2005; Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

                           Douglas J. Peebles;       Senior Vice President of
                           since 2007; Senior Vice   the Adviser, with which
                           President of the          he has been associated
                           Adviser, and Chief        in a substantially
                           Investment Officer and    similar capacity to his
                           Head of Fixed Income      current position since
                                                     prior to 2012.

                           Greg J. Wilensky; since   Senior Vice President of
                           2005; Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

 AB Global Bond Fund       Paul J. DeNoon; since     Senior Vice President of
 Global Fixed Income       2002; Senior Vice         the Adviser, with which
 Investment Team           President of the Adviser  he has been associated
                                                     in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

                           Scott A. DiMaggio; since  Senior Vice President of
                           2005; Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

                           Douglas J. Peebles;       (see above)
                           since 1992; (see above)

                           Matthew S. Sheridan;      Senior Vice President of
                           since 2007; Senior Vice   the Adviser, with which
                           President of the Adviser  he has been associated
                                                     in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

 AB Credit Long/Short      Gershon M. Distenfeld;    Senior Vice President of
 Portfolio                 since 2014; Senior Vice   the Adviser, with which
 Credit Long/Short         President of the Adviser  he has been associated
 Investment Team                                     in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

                           Sherif M. Hamid; since    Senior Vice President of
                           2014; Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     since 2013. Prior to
                                                     joining the Adviser, he
                                                     was at Barclays Capital
                                                     where he was head of
                                                     European Credit Strategy
                                                     from 2011 to 2013.

                           Ivan Rudolph-Shabinsky;   Senior Vice President of
                           since 2014; Senior Vice   the Adviser, with which
                           President of the Adviser  he has been associated
                                                     in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

                           Robert Schwartz; since    Senior Vice President of
                           2014; Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     2012.

                           Ashish C. Shah; since     Senior Vice President of
                           2014; Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

 AB Unconstrained Bond     Scott A. DiMaggio; since  (see above)
 Fund                      2016; (see above)
 Global Fixed Income
 Investment Team and
 Global Credit Investment
 Team

                           Gershon M. Distenfeld;    (see above)
                           since January 2016; (see
                           above)

                           Douglas J. Peebles;       (see above)
                           since 1996; (see above)

                           Dimitri Silva; since      Vice President of the
                           2015, Vice President of   Adviser, with which he
                           the Adviser               has been associated
                                                     since prior to 2012.

                           John Taylor; since        Senior Vice President of
                           January 2016; Senior      the Adviser, with which
                           Vice President of the     he has been associated
                           Adviser                   in a substantially
                                                     similar capacity to his
                                                     current position since
                                                     prior to 2012.

        FUND AND                                                                    PRINCIPAL
      RESPONSIBLE                                                            OCCUPATION(S)DURING THE
          TEAM                          EMPLOYEE; YEAR; TITLE                  PAST FIVE (5) YEARS
------------------------------------------------------------------------------------------------------

AB High Income Fund       Paul J. DeNoon; since 2002; (see above)            (see above)
Global Fixed Income Team
and Global Credit         Gershon M. Distenfeld; since 2008; (see above)     (see above)
Investment Team
                          Douglas J. Peebles; since 2002; (see above)        (see above)

                          Matthew S. Sheridan; since 2005; (see above)       (see above)

AB Limited Duration High  Gershon M. Distenfeld; since 2011; (see above)     (see above)
Income Portfolio
Limited Duration High     Sherif M. Hamid; since 2015; (see above)           (see above)
Income Investment Team

                          Ivan Rudolph-Shabinsky; since 2014; (see above)    (see above)

                          Ashish C. Shah; since 2011; (see above)            (see above)

AB High Yield Portfolio   Gershon M. Distenfeld; since 2014; (see above)     (see above)
High Yield Investment
Team                      Sherif M. Hamid; since 2014; (see above)           (see above)

                          Ivan Rudolph-Shabinsky; since 2014; (see above)    (see above)

                          Ashish C. Shah; since 2014; (see above)            (see above)

AB Income Fund            Paul J. DeNoon; since April 2016; (see above)      (see above)
U.S. Investment Grade:    Gershon M. Distenfeld; since April 2016; (see      (see above)
Core Fixed Income         above)
Investment Team

                          Douglas J. Peebles; since April 2016; (see above)  (see above)

                          Ashish C. Shah; since January 2017; (see above)    (see above)

                          Matthew S. Sheridan; since April 2016; (see above) (see above)

AB Tax-Aware Fixed        Robert B. (Guy) Davidson, III; since 2013; Senior  Senior Vice President of
Income Portfolio          Vice President of the Adviser                      the Adviser, with which
Tax-Aware Investment Team                                                    he has been associated
                                                                             in a substantially
                                                                             similar capacity since
                                                                             prior to 2012.

                          Terrance T. Hults; since 2013; Senior Vice         Senior Vice President of
                          President of the Adviser                           the Adviser, with which
                                                                             he has been associated
                                                                             in a substantially
                                                                             similar capacity since
                                                                             prior to 2012.

                          Shawn E. Keegan; since 2013; (see above)           (see above)

                          Matthew J. Norton; since January 2017; Vice        Vice President of the
                          President of the Adviser                           Adviser, with which he
                                                                             has been associated in a
                                                                             substantially similar
                                                                             capacity since prior to
                                                                             2012.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Funds.

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS
The investment teams employed by the Adviser to manage AB HIGH INCOME FUND, AB INTERMEDIATE BOND PORTFOLIO, AB HIGH YIELD PORTFOLIO and AB TAX-AWARE FIXED INCOME PORTFOLIO have substantial experience in managing discretionary accounts of institutional clients, pooled investment vehicles and/or other registered investment companies and portions thereof (the "Similarly Managed Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as the Funds. The Similarly Managed Accounts that are not registered investment companies are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the Funds, as registered investment companies, are subject and which, if applicable to the Similarly Managed Accounts, may have adversely affected the performance of the Similarly Managed Accounts. With respect to AB HIGH INCOME FUND, the Similarly Managed Accounts' performance information is representative solely of the performance of a pooled investment vehicle that is not offered for sale in the United States.

Set forth below is performance data provided by the Adviser relating to the Similarly Managed Accounts managed by the investment team that manages each Fund's assets. Performance data is shown for the period during which the investment teams of the Adviser managed the Similarly Managed Accounts through December 31, 2016. The aggregate assets for the Similarly Managed Accounts managed by the High Income investment team, the Intermediate Bond investment team, the High Yield investment team and the Tax-Aware investment team as of September 30, 2016 were approximately $18.97 billion, $4.85 billion, $559.68 million and $3.06 billion, respectively. The investment teams' Similarly Managed Accounts have a nearly identical composition of representative investment holdings and related percentage weightings. The performance data is net of all fees (including any portfolio transaction costs) charged to the Similarly Managed Accounts, calculated on a monthly basis. The highest fee payable for the Similarly Managed Accounts is 2.81% of assets for AB HIGH INCOME FUND and .50% of assets for AB INTERMEDIATE BOND PORTFOLIO, annually. The standard investment management fee schedules for the Similarly Managed Accounts are .55% of the first $50 million of the Similarly Managed Account's net Assets and .35% of net assets over

$50 million for AB HIGH YIELD PORTFOLIO. Net-of-fee performance figures reflect the compounding effect of such fees.

The data has not been adjusted to reflect any fees that will be payable by the Funds, which may be higher than the fees imposed on the Similarly Managed Accounts, and will reduce the returns of the Funds. Expenses associated with the distribution of Class A, Class B and Class C shares of the Funds in accordance with the plans adopted by the Boards of the Funds under SEC Rule 12b-1 are also excluded. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Similarly Managed Accounts on a trade-date basis. Income has been accrued daily and cash flows weighted daily. Composite investment performance for the Funds has been determined on an asset-weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Similarly Managed Accounts may produce different results, and the results for different periods may vary.

The Bloomberg Barclays Global High Yield Index (USD Hedged) is used by AB HIGH INCOME FUND and its Similarly Managed Accounts, for purposes of this example, as a benchmark to measure its relative performance. The Bloomberg Barclays Global High Yield Index (USD Hedged) is an unmanaged index considered representative of non-investment grade fixed-income securities of companies in the U.S., developed markets and emerging markets. A composite benchmark, comprising the JPMorgan Emerging Markets Bond Index Global ("EMBI Global"), the JPMorgan Government Bond Index-Emerging Markets ("GBI-EM") and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index ("BC High Yield") on an equal weighted basis (the "High Income Composite Benchmark") is also used by AB HIGH INCOME FUND and its Similarly Managed Accounts, for purposes of this example, as a benchmark to measure its relative performance. EMBI Global tracks total returns for traded external debt instruments in the emerging markets; GBI-EM tracks total returns for local currency government bonds issued by emerging markets; and BC High Yield tracks the U.S. Dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The Bloomberg Barclays U.S. Aggregate Bond Index ("BC U.S. Aggregate Bond Index") is used by AB INTERMEDIATE BOND PORTFOLIO and its Similarly Managed Accounts for purposes of this example as a benchmark to measure its relative performance and is composed of securities from Bloomberg Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The index's total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

BC High Yield is used by AB HIGH YIELD PORTFOLIO and its Similarly Managed Accounts for purposes of this example as a benchmark to measure its relative performance. The index measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.

The Bloomberg Barclays Municipal Bond Index is used by the AB TAX-AWARE FIXED INCOME PORTFOLIO and its Similarly Managed Accounts for purposes of this example as a benchmark to measure their relative performance. The Bloomberg Barclays Municipal Bond Index is an unmanaged index comprising a broad range of investment-grade municipal bonds having remaining maturities of greater than one year.

To the extent the investment teams utilize investment techniques such as swaps, futures or options, the performance of the High Income Composite Benchmark, the BC U.S. Aggregate Bond Index, the BC High Yield and the Bloomberg Barclays Municipal Bond Index may not be substantially comparable to the performance of the investment teams' Similarly Managed Accounts. The High Income Composite Benchmark, the BC U.S. Aggregate Bond Index, the BC High Yield and the Bloomberg Barclays Municipal Bond Index do not reflect the deduction of any fees or expenses associated with the active management of a mutual fund.

The performance data below is provided solely to illustrate the investment teams' performance in managing the Similarly Managed Accounts as measured against a broad based market index. The performance of the Funds will be affected by the performance of the investment teams managing the Funds' assets. If the investment teams were to perform relatively poorly, the performance of the Funds would suffer. Investors should not rely on the performance data of the Similarly Managed Accounts as an indication of future performance of the Funds.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the SEC that will be used to calculate the Funds' performance. The use of methodology different from that used to calculate performance could result in different performance data.

SCHEDULE OF HISTORICAL PERFORMANCE - SIMILARLY MANAGED ACCOUNTS*

                                                                             BLOOMBERG
                                                             HIGH INCOME      BARCLAYS
                                                              SIMILARLY     GLOBAL HIGH  HIGH INCOME
                                                           MANAGED ACCOUNTS YIELD INDEX   COMPOSITE
                                                            TOTAL RETURN**  (USD HEDGED)  BENCHMARK  EMBI GLOBAL*** GBI-EM
----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31:
2016                                                             14.02%         15.60%      13.09%        10.19%     11.43%
2015                                                             -5.44%         -0.69%      -7.35%         1.23%    -18.02%
2014                                                              1.58%          2.58%       0.58%         5.53%     -6.12%
2013                                                              5.09%          6.47%      -1.65%        -6.58%     -5.50%
2012                                                             16.27%         19.25%      18.22%        18.54%     19.93%
2011                                                              0.21%          3.63%       2.33%         8.46%     -6.35%
2010                                                             15.62%         15.06%      13.43%        12.04%     13.08%
2009                                                             60.62%         57.70%      33.73%        28.18%     16.57%
2008                                                            -32.27%        -25.25%     -14.78%       -10.91%     -6.92%
2007                                                              5.91%          1.95%       8.19%         6.28%     16.27%
2006                                                             12.56%         12.20%      10.96%         9.88%     11.96%
2005                                                              7.99%          5.65%       5.46%        10.73%      2.87%
2004                                                             11.11%         11.98%      15.37%        11.73%     23.14%
2003                                                             36.36%         29.33%      24.07%        25.66%     17.79%
2002                                                              5.26%          2.41%      13.66%        13.11%     29.10%
2001                                                            -10.44%          2.43%        N/A          1.36%       N/A
2000                                                             -4.25%          1.29%        N/A         14.41%       N/A
1999                                                             18.76%         10.59%        N/A         24.18%       N/A
1998                                                            -15.59%         -4.82%        N/A        -11.54%       N/A
Cumulative total return for the period September 22, 1997
 (inception of Historical Account) to December 31, 2016         197.34%           N/A         N/A        352.48%       N/A



                                                              BC HIGH
                                                           YIELD INDEX***
-------------------------------------------------------------------------
Year Ended December 31:
2016                                                            17.13%
2015                                                            -4.43%
2014                                                             2.46%
2013                                                             7.44%
2012                                                            15.78%
2011                                                             4.96%
2010                                                            14.94%
2009                                                            58.76%
2008                                                           -25.88%
2007                                                             2.27%
2006                                                            10.76%
2005                                                             2.75%
2004                                                            11.14%
2003                                                            28.78%
2002                                                            -0.24%
2001                                                             5.46%
2000                                                            -5.79%
1999                                                             2.39%
1998                                                             1.87%
Cumulative total return for the period September 22, 1997
 (inception of Historical Account) to December 31, 2016        255.72%***

--------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of presentation of this data is described in the preceding discussion.

** Net of all fees.

***Net inception cumulative index returns are from September 30, 1997.

                                                                 INTERMEDIATE BOND
                                                                 SIMILARLY MANAGED    BC U.S.
                                                                     ACCOUNTS      AGGREGATE BOND
                                                                  TOTAL RETURN**       INDEX
-------------------------------------------------------------------------------------------------
Year Ended December 31:
2016                                                                    4.45%           2.65%
2015                                                                    0.67%           0.55%
2014                                                                    6.92%           5.97%
2013                                                                   -1.93%          -2.02%
2012                                                                    5.90%           4.21%
2011                                                                    7.09%           7.84%
2010                                                                    9.45%           6.54%
2009                                                                   18.77%           5.93%
2008                                                                   -5.41%           5.24%
2007                                                                    5.60%           6.97%
2006                                                                    5.26%           4.33%
2005                                                                    3.22%           2.43%
2004                                                                    5.48%           4.34%
2003                                                                    8.45%           4.10%
2002                                                                    7.93%          10.26%
Cumulative total return for the period June 30, 2001
 (inception of Similarly Managed Accounts) to December 31, 2016       127.43%         104.94%

--------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of presentation of this data is described in the preceding discussion.

**Net of all fees.

                                                                      AB HIGH YIELD PORTFOLIO
                                                                         SIMILARLY MANAGED
                                                                             ACCOUNTS           BC HIGH
                                                                          TOTAL RETURN**      YIELD INDEX
---------------------------------------------------------------------------------------------------------
Year Ended December 31:
2016                                                                           15.53%            17.13%
2015                                                                           -4.82%            -4.43%
2014                                                                            3.58%             2.46%
2013                                                                            8.65%             7.44%
2012                                                                           17.70%            15.78%
2011                                                                            2.90%             4.96%
2010                                                                           16.18%            14.94%
2009                                                                           59.88%            58.76%
2008                                                                          -25.93%           -25.88%
2007                                                                            1.91%             2.27%
2006                                                                            9.70%            10.76%
2005                                                                            2.65%             2.75%
2004                                                                            9.00%            11.14%
Cumulative total return for the period from
 inception of the Similarly Managed Accounts to December 31, 2016***          961.22%               N/A

--------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of presentation of this data is described in the preceding discussion.

** Net of all fees.

***Net inception cumulative Similarly Managed Account and index returns are from the inception dates of the Similarly Managed Accounts (December 31, 1986).

                                                                 TAX-AWARE FIXED INCOME
                                                                   SIMILARLY MANAGED        BLOOMBERG
                                                                        ACCOUNTS        BARCLAYS MUNICIPAL
                                                                     TOTAL RETURN**         BOND INDEX
----------------------------------------------------------------------------------------------------------
Year Ended December 31:
2016                                                                     -0.47%                0.25%
2015                                                                      2.88%                3.30%
2014                                                                      7.04%                9.05%
2013                                                                     -3.28%               -2.55%
2012                                                                      7.12%                6.78%
2011                                                                      8.89%               10.70%
October 2010--December 2010                                              -2.71%               -4.17%
Cumulative total return for the period October 1, 2010
 (inception of Similarly Managed Accounts) to December 31, 2016          20.31%               24.66%

--------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of presentation of this data is described in the preceding discussion.

**Net of Annual Fund Operating Expenses of Class A shares of the Fund (after fee waiver and expense reimbursement and not including any initial sales charge or CDSC).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2016

                                                                                           SINCE
                                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION
--------------------------------------------------------------------------------------------------
High Income Similarly Managed Accounts                   14.02%  3.08%   6.00%   5.97%     5.81%
Bloomberg Barclays Global High Yield Index (USD Hedged)  15.60%  5.60%   8.38%   7.92%       N/A*
High Income Composite Benchmark                          13.09%  1.77%   4.15%   5.77%       N/A*
   EMBI Global                                           10.19%  5.59%   5.44%   6.75%     8.14%**
   GBI-EM                                                11.43% -4.99%  -0.57%   2.65%       N/A
   BC High Yield                                         17.13%  4.67%   7.36%   7.55%     6.81%**

--------
* Inception date of Historical Account is September 22, 1997.

**Since inception average annual total returns are from September 31, 1997.

                                                                                SINCE
                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION
---------------------------------------------------------------------------------------
Intermediate Bond Similarly Managed Accounts  4.45%   3.98%   3.15%   4.97%     5.44%*
BC U.S. Aggregate Bond Index                  2.65%   3.03%   2.23%   4.34%     4.74%*

--------
* Inception date of Similarly Managed Accounts is June 30, 2001.

                                                                         SINCE
                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION*
---------------------------------------------------------------------------------
High Yield Similarly Managed Accounts  15.53%  4.43%   7.81%   7.71%     8.19%*
BC High Yield Index                    17.13%  4.67%   7.36%   7.55%       N/A*

--------
* Inception date of Similarly Managed Accounts is December 31, 1986.

                                                                            SINCE
                                                   1 YEAR 3 YEARS 5 YEARS INCEPTION*
------------------------------------------------------------------------------------
Tax-Aware Fixed Income Similarly Managed Accounts  -0.47%  3.10%   2.58%    3.00%
Bloomberg Barclays Municipal Bond Index             0.25%  4.14%   3.28%    3.59%*

--------
*Inception date of Similarly Managed Accounts is October 1, 2010.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Funds. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance, and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. In those cases, the Funds often do not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. Financial intermediaries and recordkeepers, who may have affiliated financial intermediaries who sell shares of the AB Mutual Funds, may be paid by a Fund, the Adviser, ABI and ABIS (i) account fees in amounts up to $19 per account per annum, (ii) asset-based fees of up to 0.25% (except in respect of a limited number of intermediaries) per annum of the average daily assets held through the intermediary, or (iii) a combination of both. These amounts include fees for shareholder servicing, sub-transfer agency, sub-accounting and recordkeeping services. These amounts do not include fees for shareholder servicing that may be paid separately by the Fund pursuant to its Rule 12b-1 plan. Amounts paid by the Funds for these services are included in "Other Expenses"under "Fees and Expenses of the Fund" in the Summary Information section of this Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

For more information, please refer to the Funds' SAI, call your financial advisor or visit our website at www.abfunds.com.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution.

AB TAX-AWARE FIXED INCOME PORTFOLIO declares dividends on its shares on each business day from the Fund's net investment income. Dividends on shares for Saturdays, Sundays and holidays will be declared on the previous business day. AB TAX-AWARE FIXED INCOME PORTFOLIO pays dividends on its shares after the close of business on the last day of each month.

You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. For all Funds other than AB TAX-AWARE FIXED INCOME PORTFOLIO, your election can be changed at any time prior to a record date for a dividend. With respect to AB TAX-AWARE FIXED INCOME PORTFOLIO, you may change your election at least 30 days prior to the record date for a particular dividend or distribution. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

TAXES (ALL FUNDS, EXCEPT AB TAX-AWARE FIXED INCOME PORTFOLIO)
While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gains distributions are taxable as long-term capital gains. Distributions of dividends to a Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by a Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations". Other distributions by a Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. A Fund will notify you as to how much of the Fund's distributions, if any, qualify for these reduced tax rates.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so, and Funds that invest primarily in U.S. securities will not do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as a capital gain.

NON-U.S. SHAREHOLDERS
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Funds' SAI for information on how you will be taxed as a result of holding shares in the Funds.

TAXES (AB TAX-AWARE FIXED INCOME PORTFOLIO)
Distributions to shareholders out of tax-exempt interest income earned by the Fund are not subject to federal income tax. Under current tax law, some individuals and corporations may be subject to the AMT on distributions to shareholders out of income from the AMT-Subject bonds in which the Fund invests. Further, under current tax law, certain corporate taxpayers may be subject to the AMT based on their "adjusted current earnings". Distributions from the Fund that are excluded from gross income will generally be included in such corporation's "adjusted current earnings" for purposes of computation of the AMT. Distributions out of taxable interest, other investment income, and net realized short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains generally will be taxable to you as long-term capital gains regardless of how long you have held your shares. Since the Fund's investment income is derived from interest rather than dividends, no portion of its distributions will be eligible for the dividends-received deduction available to corporations, and for non-corporate shareholders no portion of such distributions will be treated as "qualified dividend income" taxable at the same potential tax rates applicable to long-term capital gains.

The Fund anticipates that a substantial portion of its dividends will be exempt from regular federal income taxes. Shareholders may be subject to state and local taxes on distributions from the Fund, including distributions that are exempt from federal income taxes.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible for federal income tax purposes. Further, persons who are "substantial users" (or related persons) of facilities financed by AMT-Subject bonds should consult their tax advisers before purchasing shares of the Fund.

Distributions to shareholders out of tax-exempt interest income earned by the Fund are not subject to federal income tax. Under current tax law, some individuals and corporations may be subject to the AMT on distributions to shareholders out of income from the AMT-Subject bonds in which the Fund invests. Further, under current tax law, certain corporate taxpayers may be subject to the AMT based on their "adjusted current earnings". Distributions from the Fund that are excluded from gross income will generally be included in such corporation's "adjusted current earnings" for purposes of computation of the AMT. Distributions out of taxable interest, other investment income, and net realized short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains generally will be taxable to you as long-term capital gains regardless of how long you have held your shares. Since the Fund's investment income is derived from interest rather than dividends, no portion of its distributions will be eligible for the dividends-received deduction available to corporations, and for non-corporate shareholders no portion of such distributions will be treated as "qualified dividend income" taxable at the same potential tax rates applicable to long-term capital gains.

The Fund anticipates that a substantial portion of its dividends will be exempt from regular federal income taxes. Shareholders may be subject to state and local taxes on distributions from the Fund, including distributions that are exempt from federal income taxes.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible for federal income tax purposes. Further, persons who are "substantial users" (or related persons) of facilities financed by AMT-Subject bonds should consult their tax advisers before purchasing shares of the Fund.

GENERAL
If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a distribution, which may be taxable.

For tax purposes, an exchange is treated as a sale of Fund shares. The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, a Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that has remained below $1,000 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number, 800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AB Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one fund account and to reduce expenses of the funds, all AB Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 1-800-221-5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

AMT is the federal alternative minimum tax.

AMT-SUBJECT BONDS are municipal securities paying interest that is an item of "tax preference" and thus subject to the AMT when received by a person in a tax year during which the person is subject to the AMT. These securities are primarily private activity bonds, including revenue bonds.

BONDS are interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bond holder a specified sum of money, usually at specified intervals, and to repay the principal amount of the loan at maturity.

FIXED-INCOME SECURITIES are investments, such as bonds, that pay a fixed rate of return.

MUNICIPAL SECURITIES are debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, duly constituted authorities and corporations. Municipal securities include municipal bonds, which are intended to meet longer-term capital needs and municipal notes, which are intended to fulfill short-term capital needs.

NON-U.S. COMPANY OR NON-U.S. ISSUER is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country,
(ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, or by certain government-sponsored entities (entities chartered by or sponsored by Act of Congress). These securities include securities backed by the full faith and credit of the United States, those supported by the right of the issuer to borrow from the U.S. Treasury, and those backed only by the credit of the issuing agency or entity itself. The first category includes U.S. Treasury securities (which are U.S. Treasury bills, notes, and bonds) and certificates issued by GNMA. U.S. Government securities not backed by the full faith and credit of the United States or a right to borrow from the U.S. Treasury include certificates issued by FNMA and FHLMC.

THE BOFA MERRILL LYNCH 3-MONTH T-BILL INDEX is an unmanaged index that measures returns of three-month Treasury bills.

THE BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

THE BLOOMBERG BARCLAYS GLOBAL AGGREGATE BOND INDEX is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Bloomberg, including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.

THE BLOOMBERG BARCLAYS GLOBAL HIGH YIELD 1-5 YEAR INDEX represents the performance of non-investment-grade fixed-income securities in the U.S., developed and emerging markets with more than one year and less than five years remaining until maturity, hedged to the U.S. Dollar.

THE BLOOMBERG BARCLAYS GLOBAL HIGH YIELD INDEX (USD HEDGED) is an unmanaged index considered representative of non-investment grade fixed-income securities of companies in the U.S., developed markets and emerging markets.

THE BLOOMBERG BARCLAYS HIGH YIELD INDEX is an unmanaged index generally representative of corporate bonds rated below investment grade.

THE BLOOMBERG BARCLAYS MUNICIPAL BOND INDEX is an unmanaged index comprising a broad range of investment-grade municipal bonds having remaining maturities of greater than one year.

THE BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX is an issuer-constrained version of the U.S. Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

THE JPMORGAN EMERGING MARKETS BOND INDEX GLOBAL is a broad-based, unmanaged index that tracks total return for external currency denominated debt in emerging markets.

THE JPMORGAN GOVERNMENT BOND INDEX-EMERGING MARKETS is a definitive local emerging markets debt benchmark that tracks local currency government bonds issued by emerging market countries.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of a class of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial statements have been audited by Ernst & Young, LLP, the independent registered public accounting firm for all Funds. The report of the independent public accounting firm, along with each Fund's financial statements, are included in each Fund's Annual Report, which is available upon request.

AB INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                             CLASS A
                                                                                      YEAR ENDED OCTOBER 31,
                                                                         2016      2015       2014       2013       2012
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  11.06  $  11.24  $  11.00   $  11.40    $  11.04
                                                                       --------  --------  --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                 .26       .28       .35        .26         .26
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                      .27      (.12)      .23       (.35)        .41#
Contributions from Affiliates                                             - 0 -     - 0 -     - 0 -      - 0 -         .01#
                                                                       --------  --------  --------   --------    --------
Net increase (decrease) in net asset value from operations                  .53       .16       .58       (.09)        .68
                                                                       --------  --------  --------   --------    --------
LESS: DIVIDENDS
Dividends from net investment income                                       (.36)     (.34)     (.34)      (.31)       (.32)
                                                                       --------  --------  --------   --------    --------
Net asset value, end of period                                         $  11.23  $  11.06  $  11.24   $  11.00    $  11.40
                                                                       ========  ========  ========   ========    ========
TOTAL RETURN
Total investment return based on net asset value(c)                        4.93%     1.45%     5.34%*     (.81)%+     6.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $245,683  $252,965  $273,962   $301,764    $370,672
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                    .85%      .88%      .90%       .89%        .85%
 Expenses, before waivers/reimbursements                                   1.03%     1.06%     1.06%      1.02%        .99%
 Net investment income(b)                                                  2.35%     2.51%     3.15%      2.32%       2.29%
Portfolio turnover rate**                                                   128%      198%      221%       189%        110%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                                 YEAR ENDED OCTOBER 31,
                                                                        2016    2015     2014     2013     2012
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.06  $11.24  $11.00   $11.41    $11.05
                                                                       ------  ------  ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .18     .20     .28      .18       .18
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                    .27    (.12)    .22     (.36)      .42#
Contributions from Affiliates                                           - 0 -   - 0 -   - 0 -    - 0 -       .01#
                                                                       ------  ------  ------   ------    ------
Net increase (decrease) in net asset value from operations                .45     .08     .50     (.18)      .61
                                                                       ------  ------  ------   ------    ------
LESS: DIVIDENDS
Dividends from net investment income                                     (.28)   (.26)   (.26)    (.23)     (.25)
                                                                       ------  ------  ------   ------    ------
Net asset value, end of period                                         $11.23  $11.06  $11.24   $11.00    $11.41
                                                                       ======  ======  ======   ======    ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.15%    .72%   4.61%*  (1.59)%+   5.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $1,106  $1,692  $3,017   $5,348    $9,089
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                 1.60%   1.60%   1.60%    1.58%     1.55%
 Expenses, before waivers/reimbursements                                 1.81%   1.80%   1.78%    1.74%     1.74%
 Net investment income(b)                                                1.59%   1.77%   2.48%    1.59%     1.59%
Portfolio turnover rate**                                                 128%    198%    221%     189%      110%
-----------------------------------------------------------------------------------------------------------------

See footnotes on page 86.

--------------------------------------------------------------------------------

                                                                                           CLASS C
                                                                                   YEAR ENDED OCTOBER 31,
                                                                         2016     2015     2014       2013      2012
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 11.04  $ 11.22  $ 10.98   $ 11.38    $ 11.02
                                                                       -------  -------  -------   -------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .18      .20      .27       .18        .18
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                     .27     (.12)     .23      (.35)       .41#
Contributions from Affiliates                                            - 0 -    - 0 -    - 0 -     - 0 -        .01#
                                                                       -------  -------  -------   -------    -------
Net increase (decrease) in net asset value from operations                 .45      .08      .50      (.17)       .60
                                                                       -------  -------  -------   -------    -------
LESS: DIVIDENDS
Dividends from net investment income                                      (.28)    (.26)    (.26)     (.23)      (.24)
                                                                       -------  -------  -------   -------    -------
Net asset value, end of period                                         $ 11.21  $ 11.04  $ 11.22   $ 10.98    $ 11.38
                                                                       =======  =======  =======   =======    =======
TOTAL RETURN
Total investment return based on net asset value(c)                       4.16%     .73%    4.63%*   (1.51)%+    5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $41,886  $40,928  $42,690   $47,530    $61,224
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                  1.60%    1.60%    1.60%     1.59%      1.55%
 Expenses, before waivers/reimbursements                                  1.78%    1.78%    1.77%     1.73%      1.70%
 Net investment income(b)                                                 1.60%    1.79%    2.46%     1.62%      1.60%
Portfolio turnover rate**                                                  128%     198%     221%      189%       110%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                        ADVISOR CLASS
                                                                                   YEAR ENDED OCTOBER 31,
                                                                         2016     2015     2014       2013      2012
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 11.06  $ 11.24  $ 11.00   $ 11.41    $ 11.05
                                                                       -------  -------  -------   -------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .29      .31      .39       .29        .29
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                     .28     (.12)     .22      (.36)       .41#
Contributions from Affiliates                                            - 0 -    - 0 -    - 0 -     - 0 -        .01#
                                                                       -------  -------  -------   -------    -------
Net increase (decrease) in net asset value from operations                 .57      .19      .61      (.07)       .71
                                                                       -------  -------  -------   -------    -------
LESS: DIVIDENDS
Dividends from net investment income                                      (.39)    (.37)    (.37)     (.34)      (.35)
                                                                       -------  -------  -------   -------    -------
Net asset value, end of period                                         $ 11.24  $ 11.06  $ 11.24   $ 11.00    $ 11.41
                                                                       =======  =======  =======   =======    =======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.29%    1.73%    5.65%*    (.61)%+    6.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $56,068  $22,705  $26,352   $73,445    $94,584
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                   .60%     .60%     .60%      .59%       .55%
 Expenses, before waivers/reimbursements                                   .78%     .77%     .75%      .72%       .69%
 Net investment income(b)                                                 2.60%    2.78%    3.51%     2.60%      2.59%
Portfolio turnover rate**                                                  128%     198%     221%      189%       110%
----------------------------------------------------------------------------------------------------------------------

See footnotes on page 86.

--------------------------------------------------------------------------------

                                                                                        CLASS R
                                                                                 YEAR ENDED OCTOBER 31,
                                                                        2016    2015     2014     2013     2012
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.06  $11.24  $11.00   $11.40    $11.04
                                                                       ------  ------  ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .23     .26     .33      .24       .23
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                    .28    (.12)    .23     (.36)      .42#
Contributions from Affiliates                                           - 0 -   - 0 -   - 0 -    - 0 -       .01#
                                                                       ------  ------  ------   ------    ------
Net increase (decrease) in net asset value from operations                .51     .14     .56     (.12)      .66
                                                                       ------  ------  ------   ------    ------
LESS: DIVIDENDS
Dividends from net investment income                                     (.34)   (.32)   (.32)    (.28)     (.30)
                                                                       ------  ------  ------   ------    ------
Net asset value, end of period                                         $11.23  $11.06  $11.24   $11.00    $11.40
                                                                       ======  ======  ======   ======    ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.67%   1.23%   5.13%*  (1.01)%+   6.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $3,023  $2,936  $2,368   $2,241    $1,568
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                 1.10%   1.10%   1.10%    1.09%     1.05%
 Expenses, before waivers/reimbursements                                 1.38%   1.38%   1.36%    1.31%     1.29%
 Net investment income(b)                                                2.10%   2.29%   2.94%    2.13%     2.07%
Portfolio turnover rate**                                                 128%    198%    221%     189%      110%
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                        CLASS K
                                                                                 YEAR ENDED OCTOBER 31,
                                                                        2016    2015     2014     2013     2012
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.07  $11.24  $11.01   $11.41    $11.05
                                                                       ------  ------  ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .26     .28     .35      .27       .26
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                    .27    (.10)    .22     (.36)      .42#
Contributions from Affiliates                                           - 0 -   - 0 -   - 0 -    - 0 -       .01#
                                                                       ------  ------  ------   ------    ------
Net increase (decrease) in net asset value from operations                .53     .18     .57     (.09)      .69
                                                                       ------  ------  ------   ------    ------
LESS: DIVIDENDS
Dividends from net investment income                                     (.36)   (.35)   (.34)    (.31)     (.33)
                                                                       ------  ------  ------   ------    ------
Net asset value, end of period                                         $11.24  $11.07  $11.24   $11.01    $11.41
                                                                       ======  ======  ======   ======    ======
TOTAL RETURN
Total investment return based on net asset value(c)                      4.93%   1.57%   5.30%*   (.76)%+   6.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $5,706  $3,922  $4,515   $3,459    $3,823
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                  .85%    .85%    .85%     .84%      .80%
 Expenses, before waivers/reimbursements                                 1.09%   1.08%   1.03%     .93%      .99%
 Net investment income(b)                                                2.34%   2.53%   3.17%    2.38%     2.34%
Portfolio turnover rate**                                                 128%    198%    221%     189%      110%
-----------------------------------------------------------------------------------------------------------------

See footnotes on page 86.

--------------------------------------------------------------------------------

                                                                                        CLASS I
                                                                                 YEAR ENDED OCTOBER 31,
                                                                        2016    2015     2014     2013     2012
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.07  $11.25  $11.01   $11.42    $11.06
                                                                       ------  ------  ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .28     .31     .36      .18       .29
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                    .28    (.12)    .25     (.25)      .41#
Contributions from Affiliates                                           - 0 -   - 0 -   - 0 -    - 0 -       .01#
                                                                       ------  ------  ------   ------    ------
Net increase (decrease) in net asset value from operations                .56     .19     .61     (.07)      .71
                                                                       ------  ------  ------   ------    ------
LESS: DIVIDENDS
Dividends from net investment income                                     (.39)   (.37)   (.37)    (.34)     (.35)
                                                                       ------  ------  ------   ------    ------
Net asset value, end of period                                         $11.24  $11.07  $11.25   $11.01    $11.42
                                                                       ======  ======  ======   ======    ======
TOTAL RETURN
Total investment return based on net asset value(c)                      5.20%   1.73%   5.65%*   (.62)%+   6.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $2,613  $  511  $  107   $   14    $  814
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                  .60%    .60%    .60%     .56%      .55%
 Expenses, before waivers/reimbursements                                  .76%    .75%    .75%     .67%      .66%
 Net investment income(b)                                                2.56%   2.74%   3.22%    2.46%     2.59%
Portfolio turnover rate**                                                 128%    198%    221%     189%      110%
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 CLASS Z
                                                                                               APRIL 28,
                                                                                              2014(d) TO
                                                                       YEAR ENDED OCTOBER 31, OCTOBER 31,
                                                                         2016       2015         2014
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 11.08     $11.26       $11.15
                                                                        -------     ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .28        .32          .19
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                     .29       (.13)         .10
                                                                        -------     ------      ------
Net increase in net asset value from operations                            .57        .19          .29
                                                                        -------     ------      ------
LESS: DIVIDENDS
Dividends from net investment income                                      (.39)      (.37)        (.18)
                                                                        -------     ------      ------
Net asset value, end of period                                         $ 11.26     $11.08       $11.26
                                                                        =======     ======      ======
TOTAL RETURN
Total investment return based on net asset value(c)                       5.28%      1.72%        2.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $18,134     $4,851       $   10
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                   .60%       .60%         .60%^
 Expenses, before waivers/reimbursements                                   .66%       .71%         .66%^
 Net investment income(b)                                                 2.52%      2.91%        3.29%^
Portfolio turnover rate**                                                  128%       198%         221%
---------------------------------------------------------------------------------------------------------

(a)Based on average shares outstanding.

(b)Net of fees waived and expenses reimbursed by the Adviser.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)Commencement of operations.

 # Amount reclassified from realized gain (loss) on investment transactions.

 * Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio's performance for the year ended October 31, 2014 by 0.01%.

 + Includes the impact of proceeds received and credited to the Portfolio resulting from third party regulatory settlements, which enhanced the Portfolio's performance for the year ended October 31, 2013 by 0.14%.

   Includes the Adviser's reimbursement in respect of the Lehman Bankruptcy Claim which contributed to the Portfolio's performance by 0.07% for the year-ended October 31, 2012.

** The Portfolio accounts for dollar roll transactions as purchases and sales.

 ^ Annualized.

AB GLOBAL BOND FUND
--------------------------------------------------------------------------------

                                                                                       CLASS A
                                                                               YEAR ENDED SEPTEMBER 30,
                                                             2016           2015         2014         2013           2012
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     8.34     $     8.52     $     8.26  $     8.64    $     8.38
                                                        ----------     ----------     ----------  ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                       .17(b)         .18            .23         .19           .22(b)
Net realized and unrealized gain (loss) on investment
 and foreign currency transactions                             .39           (.02)           .25        (.29)          .37
Contributions from Affiliates                                  .00(c)         .00(c)       - 0 -       - 0 -           .00(c)
Capital Contributions                                          .00(c)       - 0 -          - 0 -       - 0 -         - 0 -
                                                        ----------     ----------     ----------  ----------    ----------
Net increase (decrease) in net asset value from
 operations                                                    .56            .16            .48        (.10)          .59
                                                        ----------     ----------     ----------  ----------    ----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                          (.30)          (.34)          (.22)       (.19)         (.33)
Distributions from net realized gain on investment and
 foreign currency transactions                                (.01)          (.00)(c)      - 0 -        (.09)        - 0 -
                                                        ----------     ----------     ----------  ----------    ----------
Total dividends and distributions                             (.31)          (.34)          (.22)       (.28)         (.33)
                                                        ----------     ----------     ----------  ----------    ----------
Net asset value, end of period                          $     8.59     $     8.34     $     8.52  $     8.26    $     8.64
                                                        ==========     ==========     ==========  ==========    ==========
TOTAL RETURN
Total investment return based on net asset value(d)           6.92%*         1.95%          5.82%      (1.21)%*       7.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $1,293,750     $1,060,976     $1,076,697  $1,341,874    $1,581,096
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                    .85%           .90%           .93%        .94%          .92%
 Expenses, before waivers/reimbursements(e)                    .85%           .90%           .93%        .94%          .93%
 Net investment income                                        2.05%(b)       2.09%          2.69%       2.28%         2.55%(b)
Portfolio turnover rate                                        113%           167%           157%        179%           94%
------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                             CLASS B
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                          2016       2015     2014      2013       2012
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 8.34     $ 8.52     $ 8.26  $  8.64    $  8.38
                                                                       ------     ------     ------  -------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                                  .10(b)     .11        .16      .14        .15(b)
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                    .40       (.01)       .26     (.30)       .37
Contributions from Affiliates                                             .00(c)     .00(c)   - 0 -    - 0 -        .00(c)
Capital Contributions                                                     .00(c)   - 0 -      - 0 -    - 0 -      - 0 -
                                                                       ------     ------     ------  -------    -------
Net increase (decrease) in net asset value from operations                .50        .10        .42     (.16)       .52
                                                                       ------     ------     ------  -------    -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.24)      (.28)      (.16)    (.13)      (.26)
Distributions from net realized gain on investment and foreign
 currency transactions                                                   (.01)      (.00)(c)  - 0 -     (.09)     - 0 -
                                                                       ------     ------     ------  -------    -------
Total dividends and distributions                                        (.25)      (.28)      (.16)    (.22)      (.26)
                                                                       ------     ------     ------  -------    -------
Net asset value, end of period                                         $ 8.59     $ 8.34     $ 8.52  $  8.26    $  8.64
                                                                       ======     ======     ======  =======    =======
TOTAL RETURN
Total investment return based on net asset value(d)                      6.11%*     1.21%      5.08%   (1.91)%*    6.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $1,668     $3,410     $7,321  $22,978    $38,310
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                              1.61%      1.63%      1.64%    1.65%      1.64%
 Expenses, before waivers/reimbursements(e)                              1.61%      1.63%      1.64%    1.65%      1.67%
 Net investment income                                                   1.25%(b)   1.36%      1.97%    1.59%      1.82%(b)
Portfolio turnover rate                                                   113%       167%       157%     179%        94%
---------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 90 through 91.

--------------------------------------------------------------------------------

                                                                                       CLASS C
                                                                               YEAR ENDED SEPTEMBER 30,
                                                                 2016         2015       2014       2013         2012
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.36     $   8.54     $   8.28  $   8.66    $   8.40
                                                             --------     --------     --------  --------    --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                          .11(b)       .12          .17       .14         .16(b)
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                    .40         (.01)         .25      (.30)        .37
Contributions from Affiliates                                     .00(c)       .00(c)     - 0 -     - 0 -         .00(c)
Capital Contributions                                             .00(c)     - 0 -        - 0 -     - 0 -       - 0 -
                                                             --------     --------     --------  --------    --------
Net increase (decrease) in net asset value from operations        .51          .11          .42      (.16)        .53
                                                             --------     --------     --------  --------    --------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                             (.24)        (.29)        (.16)     (.13)       (.27)
Distributions from net realized gain on investment and
 foreign currency transactions                                   (.01)        (.00)(c)    - 0 -      (.09)      - 0 -
                                                             --------     --------     --------  --------    --------
Total dividends and distributions                                (.25)        (.29)        (.16)     (.22)       (.27)
                                                             --------     --------     --------  --------    --------
Net asset value, end of period                               $   8.62     $   8.36     $   8.54  $   8.28    $   8.66
                                                             ========     ========     ========  ========    ========
TOTAL RETURN
Total investment return based on net asset value(d)              6.24%*       1.23%        5.07%    (1.90)%*     6.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $349,965     $356,483     $395,728  $472,068    $607,783
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                      1.58%        1.60%        1.63%     1.64%       1.63%
 Expenses, before waivers/reimbursements(e)                      1.58%        1.60%        1.63%     1.64%       1.64%
 Net investment income                                           1.30%(b)     1.38%        1.98%     1.58%       1.83%(b)
Portfolio turnover rate                                           113%         167%         157%      179%         94%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                        ADVISOR CLASS
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                                  2016           2015         2014         2013          2012
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     8.33     $     8.51     $     8.25  $     8.63    $   8.37
                                                             ----------     ----------     ----------  ----------    --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                            .20(b)         .20            .25         .22         .24(b)
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                      .38           (.01)           .25        (.29)        .37
Contributions from Affiliates                                       .00(c)         .00(c)       - 0 -       - 0 -         .00(c)
Capital Contributions                                               .00(c)       - 0 -          - 0 -       - 0 -       - 0 -
                                                             ----------     ----------     ----------  ----------    --------
Net increase (decrease) in net asset value from operations          .58            .19            .50        (.07)        .61
                                                             ----------     ----------     ----------  ----------    --------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                               (.32)          (.37)          (.24)       (.22)       (.35)
Distributions from net realized gain on investment and
 foreign currency transactions                                     (.01)          (.00)(c)      - 0 -        (.09)      - 0 -
                                                             ----------     ----------     ----------  ----------    --------
Total dividends and distributions                                  (.33)          (.37)          (.24)       (.31)       (.35)
                                                             ----------     ----------     ----------  ----------    --------
Net asset value, end of period                               $     8.58     $     8.33     $     8.51  $     8.25    $   8.63
                                                             ==========     ==========     ==========  ==========    ========
TOTAL RETURN
Total investment return based on net asset value(d)                7.21%*         2.26%          6.14%      (0.92)%*     7.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $3,275,362     $2,247,582     $1,504,432  $1,077,452    $901,342
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                         .58%           .60%           .63%        .64%        .63%
 Expenses, before waivers/reimbursements(e)                         .58%           .60%           .63%        .64%        .64%
 Net investment income                                             2.33%(b)       2.39%          2.98%       2.57%       2.86%(b)
Portfolio turnover rate                                             113%           167%           157%        179%         94%
---------------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 90 through 91.

--------------------------------------------------------------------------------

                                                                                               CLASS R
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                          2016        2015       2014      2013       2012
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  8.33     $  8.51     $  8.25  $  8.63    $  8.37
                                                                       -------     -------     -------  -------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                                   .14(b)      .15         .20      .16        .19(b)
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                     .40        (.02)        .25     (.29)       .37
Contributions from Affiliates                                              .00(c)      .00(c)    - 0 -    - 0 -        .00(c)
Capital Contributions                                                      .00(c)    - 0 -       - 0 -    - 0 -      - 0 -
                                                                       -------     -------     -------  -------    -------
Net increase (decrease) in net asset value from operations                 .54         .13         .45     (.13)       .56
                                                                       -------     -------     -------  -------    -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.27)       (.31)       (.19)    (.16)      (.30)
Distributions from net realized gain on investment and foreign
 currency transactions                                                    (.01)       (.00)(c)   - 0 -     (.09)     - 0 -
                                                                       -------     -------     -------  -------    -------
Total dividends and distributions                                         (.28)       (.31)       (.19)    (.25)      (.30)
                                                                       -------     -------     -------  -------    -------
Net asset value, end of period                                         $  8.59     $  8.33     $  8.51  $  8.25    $  8.63
                                                                       =======     =======     =======  =======    =======
TOTAL RETURN
Total investment return based on net asset value(d)                       6.63%*      1.57%       5.48%   (1.56)%*    6.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $80,625     $60,300     $54,550  $46,514    $38,450
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                               1.25%       1.27%       1.26%    1.29%      1.23%
 Expenses, before waivers/reimbursements(e)                               1.25%       1.27%       1.26%    1.29%      1.28%
 Net investment income                                                    1.66%(b)    1.72%       2.36%    1.93%      2.26%(b)
Portfolio turnover rate                                                    113%        167%        157%     179%        94%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                              CLASS K
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                          2016        2015       2014      2013       2012
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  8.33     $  8.51     $  8.25  $  8.63    $ 8.37
                                                                       -------     -------     -------  -------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                                   .17(b)      .17         .23      .19       .23(f)
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                     .40        (.01)        .25     (.29)      .37
Contributions from Affiliates                                              .00(c)      .00(c)    - 0 -    - 0 -       .00(c)
Capital Contributions                                                      .00(c)    - 0 -       - 0 -    - 0 -     - 0 -
                                                                       -------     -------     -------  -------    ------
Net increase (decrease) in net asset value from operations                 .57         .16         .48     (.10)      .60
                                                                       -------     -------     -------  -------    ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.30)       (.34)       (.22)    (.19)     (.34)
Distributions from net realized gain on investment and foreign
 currency transactions                                                    (.01)       (.00)(c)   - 0 -     (.09)    - 0 -
                                                                       -------     -------     -------  -------    ------
Total dividends and distributions                                         (.31)       (.34)       (.22)    (.28)     (.34)
                                                                       -------     -------     -------  -------    ------
Net asset value, end of period                                         $  8.59     $  8.33     $  8.51  $  8.25    $ 8.63
                                                                       =======     =======     =======  =======    ======
TOTAL RETURN
Total investment return based on net asset value(d)                       6.97%*      1.90%       5.83%   (1.22)%*   7.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $31,361     $23,625     $19,039  $13,851    $9,949
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                                .93%        .95%        .93%     .95%      .84%
 Expenses, before waivers/reimbursements(e)                                .93%        .95%        .93%     .95%      .95%
 Net investment income                                                    1.98%(b)    2.04%       2.69%    2.26%     2.70%(f)
Portfolio turnover rate                                                    113%        167%        157%     179%       94%
-----------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 90 through 91.

--------------------------------------------------------------------------------

                                                                                       CLASS I
                                                                               YEAR ENDED SEPTEMBER 30,
                                                                 2016         2015       2014       2013         2012
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.33     $   8.51     $   8.25  $   8.63    $   8.37
                                                             --------     --------     --------  --------    --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                          .20(b)       .20          .26       .22         .24(b)
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                    .38         (.01)         .24      (.29)        .38
Contributions from Affiliates                                     .00(c)       .00(c)     - 0 -     - 0 -         .00(c)
Capital Contributions                                             .00(c)     - 0 -        - 0 -     - 0 -       - 0 -
                                                             --------     --------     --------  --------    --------
Net increase (decrease) in net asset value from operations        .58          .19          .50      (.07)        .62
                                                             --------     --------     --------  --------    --------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                             (.32)        (.37)        (.24)     (.22)       (.36)
Distributions from net realized gain on investment and
 foreign currency transactions                                   (.01)        (.00)(c)    - 0 -      (.09)      - 0 -
                                                             --------     --------     --------  --------    --------
Total dividends and distributions                                (.33)        (.37)        (.24)     (.31)       (.36)
                                                             --------     --------     --------  --------    --------
Net asset value, end of period                               $   8.58     $   8.33     $   8.51  $   8.25    $   8.63
                                                             ========     ========     ========  ========    ========
TOTAL RETURN
Total investment return based on net asset value(d)              7.22%*       2.27%        6.19%    (0.87)%*     7.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $715,514     $536,411     $546,550  $291,554    $198,242
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                       .57%         .59%         .59%      .59%        .60%
 Expenses, before waivers/reimbursements(e)                       .58%         .59%         .59%      .59%        .61%
 Net investment income                                           2.33%(b)     2.40%        3.04%     2.61%       2.88%(b)
Portfolio turnover rate                                           113%         167%         157%      179%         94%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                       CLASS Z
                                                                                                  OCTOBER 15,
                                                                                                  2013(g) TO
                                                                       YEAR ENDED SEPTEMBER 30,  SEPTEMBER 30,
                                                                           2016         2015         2014
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $   8.33     $   8.51        $  8.23
                                                                       --------     --------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                                    .20(b)       .21            .25
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                      .40         (.02)           .27
Contributions from Affiliates                                               .00(c)     - 0 -          - 0 -
Capital Contributions                                                       .00(c)     - 0 -          - 0 -
                                                                       --------     --------        -------
Net increase in net asset value from operations                             .60          .19            .52
                                                                       --------     --------        -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                       (.33)        (.37)          (.24)
Distributions from net realized gain on investment and foreign
 currency transactions                                                     (.01)        (.00)(c)      - 0 -
                                                                       --------     --------        -------
Total dividends and distributions                                          (.34)        (.37)          (.24)
                                                                       --------     --------        -------
Net asset value, end of period                                         $   8.59     $   8.33        $  8.51
                                                                       ========     ========        =======
TOTAL RETURN
Total investment return based on net asset value(d)                        7.39%*       2.32%          6.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $200,617     $167,830        $11,472
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                                 .52%         .53%           .55%(h)
 Expenses, before waivers/reimbursements(e)                                 .53%         .53%           .55%(h)
 Net investment income                                                     2.38%(b)     2.47%          3.05%(h)
Portfolio turnover rate                                                     113%         167%           157%
---------------------------------------------------------------------------------------------------------------

(a)Based on average shares outstanding.

(b)Net of expenses waived/reimbursed by the Adviser.

(c)Amount represents less than $0.005.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)The expense ratios presented below exclude interest expense:

                                                                          YEAR ENDED SEPTEMBER 30,
                                                                        2016  2015  2014  2013  2012
-----------------------------------------------------------------------------------------------------
CLASS A
   Net of waivers/reimbursements                                         .85%  .90%  .93%  .93%  .90%
   Before waivers/reimbursements                                         .85%  .90%  .93%  .93%  .91%
CLASS B
   Net of waivers/reimbursements                                        1.61% 1.63% 1.64% 1.64% 1.62%
   Before waivers/reimbursements                                        1.61% 1.63% 1.64% 1.64% 1.65%
CLASS C
   Net of waivers/reimbursements                                        1.58% 1.60% 1.63% 1.63% 1.61%
   Before waivers/reimbursements                                        1.58% 1.60% 1.63% 1.63% 1.62%
ADVISOR CLASS
   Net of waivers/reimbursements                                         .58%  .60%  .63%  .63%  .60%
   Before waivers/reimbursements                                         .58%  .60%  .63%  .63%  .61%
CLASS R
   Net of waivers/reimbursements                                        1.25% 1.27% 1.26% 1.28% 1.20%
   Before waivers/reimbursements                                        1.25% 1.27% 1.26% 1.28% 1.25%
CLASS K
   Net of waivers/reimbursements                                         .93%  .95%  .93%  .94%  .81%
   Before waivers/reimbursements                                         .93%  .95%  .93%  .94%  .92%
CLASS I
   Net of waivers/reimbursements                                         .57%  .59%  .58%  .58%  .58%
   Before waivers/reimbursements                                         .58%  .59%  .58%  .58%  .59%
-----------------------------------------------------------------------------------------------------

                                                                 OCTOBER 15,
                                     YEAR ENDED    YEAR ENDED    2013(g) TO
                                    SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                        2016          2015          2014
-----------------------------------------------------------------------------
CLASS Z
   Net of waivers/reimbursements         .52%          .53%          .55%(h)
   Before waivers/reimbursements         .53%          .53%          .55%(h)

(f)Net of expenses waived by the Distributor.

(g)Commencement of distribution.

(h)Annualized.

 * Includes the impact of proceeds received and credited to the Fund resulting from a third party vendor reimbursement, which enhanced the performance of each share class for the year ended September 30, 2013 by 0.01%.

   Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund's performance for the year ended September 30, 2016 by 0.01%.

AB CREDIT LONG/SHORT PORTFOLIO
--------------------------------------------------------------------------------

                                                                         CLASS A
                                                                                      MAY 7,
                                                                                    2014(a) TO
                                                             YEAR ENDED OCTOBER 31, OCTOBER 31,
                                                                2016       2015        2014
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 9.85      $10.00       $10.00
                                                             ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)                             (.09)        .09          .08
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                  .40        (.16)        (.03)
Contributions from Affiliates                                 - 0 -         .00(d)     - 0 -
                                                             ------      ------       ------
Net increase (decrease) in net asset value from operations      .31        (.07)         .05
                                                             ------      ------       ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                          - 0 -        (.08)        (.05)
Distributions from net realized gain on investment
 transactions                                                  (.04)      - 0 -        - 0 -
                                                             ------      ------       ------
Total dividends and distributions                              (.04)       (.08)        (.05)
                                                             ------      ------       ------
Net asset value, end of period                               $10.12      $ 9.85       $10.00
                                                             ======      ======       ======
TOTAL RETURN
Total investment return based on net asset value(e)(f)         3.18%       (.65)%        .57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $  182      $  186       $   84
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(g)                    6.81%(h)    5.02%        3.56%^
 Expenses, before waivers/reimbursements(g)                    9.07%(h)    7.28%        4.29%^
 Net investment income (loss)(c)                               (.91)%       .88%        1.79%^
Portfolio turnover rate                                         201%        163%          69%
Portfolio turnover rate (including securities sold short)       182%        147%         102%
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         CLASS C
                                                                                      MAY 7,
                                                                                    2014(a) TO
                                                             YEAR ENDED OCTOBER 31, OCTOBER 31,
                                                                2016       2015        2014
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 9.77      $ 9.97       $10.00
                                                             ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)                             (.18)        .01          .06
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                  .42        (.15)        (.05)
Contributions from Affiliates                                 - 0 -         .00(d)     - 0 -
                                                             ------      ------       ------
Net increase (decrease) in net asset value from operations      .24        (.14)         .01
                                                             ------      ------       ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                          - 0 -        (.06)        (.04)
Distributions from net realized gain on investment
 transactions                                                  (.04)      - 0 -        - 0 -
                                                             ------      ------       ------
Total dividends and distributions                              (.04)       (.06)        (.04)
                                                             ------      ------       ------
Net asset value, end of period                               $ 9.97      $ 9.77       $ 9.97
                                                             ======      ======       ======
TOTAL RETURN
Total investment return based on net asset value(e)(f)         2.49%      (1.45)%        .21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $  156      $  100       $   44
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(g)                    7.61%(h)    5.78%        4.18%^
 Expenses, before waivers/reimbursements(g)                    9.87%(h)    8.08%        6.31%^
 Net investment income (loss)(c)                              (1.88)%       .10%        1.21%^
Portfolio turnover rate                                         201%        163%          69%
Portfolio turnover rate (including securities sold short)       182%        147%         102%
-----------------------------------------------------------------------------------------------

See footnotes on page 93.

-----------------------------------------------------------------------------------------------
                                                                       ADVISOR CLASS
                                                                                      MAY 7,
                                                                                    2014(a) TO
                                                             YEAR ENDED OCTOBER 31, OCTOBER 31,
                                                                2016        2015       2014
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  9.87     $ 10.01      $ 10.00
                                                             -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)                              (.06)        .12          .10
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                   .40        (.17)        (.04)
Contributions from Affiliates                                  - 0 -         .00(d)     - 0 -
                                                             -------     -------      -------
Net increase (decrease) in net asset value from operations       .34        (.05)         .06
                                                             -------     -------      -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                           - 0 -        (.09)        (.05)
Distributions from net realized gain on investment
 transactions                                                   (.04)      - 0 -        - 0 -
                                                             -------     -------      -------
Total dividends and distributions                               (.04)       (.09)        (.05)
                                                             -------     -------      -------
Net asset value, end of period                               $ 10.17     $  9.87      $ 10.01
                                                             =======     =======      =======
TOTAL RETURN
Total investment return based on net asset value(e)(f)          3.48%       (.45)%        .70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $20,903     $20,967      $20,892
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(g)                     6.55%(h)    4.67%        2.79%^
 Expenses, before waivers/reimbursements(g)                     8.80%(h)    6.91%        5.37%^
 Net investment income (loss)(c)                                (.63)%      1.20%        2.01%^
Portfolio turnover rate                                          201%        163%          69%
Portfolio turnover rate (including securities sold short)        182%        147%         102%
-----------------------------------------------------------------------------------------------

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Net of fees and expenses waived/reimbursed by the Adviser.

(d)Amount is less than $.005.

(e)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)The net asset value and total return include adjustments in accordance with accounting principals generally accepted within the Unites States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(g)The expense ratios presented below exclude expenses on securities sold short:

                                                                                                 MAY 7,
                                                                                               2014(a) TO
                                                                        YEAR ENDED OCTOBER 31, OCTOBER 31,
                                                                        2016        2015          2014
----------------------------------------------------------------------------------------------------------
CLASS A
   Net of waivers/reimbursements                                        1.34%       1.35%         1.35%^
   Before waivers/reimbursements                                        3.59%       3.61%         2.08%^
CLASS C
   Net of waivers/reimbursements                                        2.09%       2.10%         2.10%^
   Before waivers/reimbursements                                        4.35%       4.40%         4.24%^
ADVISOR CLASS
   Net of waivers/reimbursements                                        1.09%       1.10%         1.10%^
   Before waivers/reimbursements                                        3.34%       3.34%         3.68%^

(h)Expense ratios do not include expenses of the AB mutual funds in which the Portfolio invests. For the period shown below, the acquired fund fees of the AB mutual funds was as follows:

                               YEAR ENDED
                               OCTOBER 31,
                                  2016
                               -----------
                                  .01%

 ^ Annualized.

AB UNCONSTRAINED BOND FUND
--------------------------------------------------------------------------------

                                                                                            CLASS A
                                                                                    YEAR ENDED OCTOBER 31,
                                                                          2016       2015      2014     2013     2012
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  8.47     $  8.67   $  8.68  $  9.09  $  8.33
                                                                       -------     -------   -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .24         .22       .16      .06      .11
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                     .06        (.19)     (.06)    (.02)     .76
Contributions from Affiliates                                              .01         .01     - 0 -    - 0 -    - 0 -
                                                                       -------     -------   -------  -------  -------
Net increase in net asset value from operations                            .31         .04       .10      .04      .87
                                                                       -------     -------   -------  -------  -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.16)       (.24)     (.11)    (.34)    (.11)
Tax return of capital                                                    - 0 -       - 0 -     - 0 -     (.11)   - 0 -
                                                                       -------     -------   -------  -------  -------
Total dividends and distributions                                         (.16)       (.24)     (.11)    (.45)    (.11)
                                                                       -------     -------   -------  -------  -------
Net asset value, end of period                                         $  8.62     $  8.47   $  8.67  $  8.68  $  9.09
                                                                       =======     =======   =======  =======  =======
TOTAL RETURN
Total investment return based on net asset value(c)                       3.74%^*+    0.49%+    1.11%    0.46%   10.49%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $41,061     $50,031   $62,396  $73,922  $51,931
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                .91%(h)     .90%      .90%     .90%     .91%
 Expenses, before waivers/reimbursements(d)                               1.07%(h)    1.06%     1.06%    1.19%    1.45%
 Net investment income(b)                                                 2.80%       2.51%     1.81%     .68%    1.31%
Portfolio turnover rate                                                    137%        149%      161%     301%     128%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                           CLASS B
                                                                                   YEAR ENDED OCTOBER 31,
                                                                          2016      2015     2014     2013      2012
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 8.48     $ 8.68    $ 8.68  $ 9.10    $ 8.34
                                                                       ------     ------    ------  ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .15        .15       .10     .00(e)    .07
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                    .08       (.18)     (.05)   (.03)      .75
Contributions from Affiliates                                             .01        .01     - 0 -   - 0 -     - 0 -
                                                                       ------     ------    ------  ------    ------
Net increase (decrease) in net asset value from operations                .24       (.02)      .05    (.03)      .82
                                                                       ------     ------    ------  ------    ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.10)      (.18)     (.05)   (.26)     (.06)
Tax return of capital                                                   - 0 -      - 0 -     - 0 -    (.13)    - 0 -
                                                                       ------     ------    ------  ------    ------
Total dividends and distributions                                        (.10)      (.18)     (.05)   (.39)     (.06)
                                                                       ------     ------    ------  ------    ------
Net asset value, end of period                                         $ 8.62     $ 8.48    $ 8.68  $ 8.68    $ 9.10
                                                                       ======     ======    ======  ======    ======
TOTAL RETURN
Total investment return based on net asset value(c)                      2.85%*+   (0.23)%+   0.52%  (0.30)%    9.85%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  232     $  442    $  828  $1,406    $1,774
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.65%(h)   1.60%     1.60%   1.60%     1.61%
 Expenses, before waivers/reimbursements(d)                              1.81%(h)   1.76%     1.77%   1.93%     2.20%
 Net investment income(b)                                                1.82%      1.71%     1.11%    .05%      .77%
Portfolio turnover rate                                                   137%       149%      161%    301%      128%
----------------------------------------------------------------------------------------------------------------------

See footnotes on pages 97 through 98.

--------------------------------------------------------------------------------

                                                                                             CLASS C
                                                                                      YEAR ENDED OCTOBER 31,
                                                                          2016        2015      2014      2013      2012
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  8.47     $  8.67    $  8.68  $  9.10    $  8.33
                                                                       -------     -------    -------  -------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                .18         .17        .10      .00(e)     .06
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                     .06        (.19)      (.06)    (.03)       .77
Contributions from Affiliates                                              .01         .01      - 0 -    - 0 -      - 0 -
                                                                       -------     -------    -------  -------    -------
Net increase (decrease) in net asset value from operations                 .25        (.01)       .04     (.03)       .83
                                                                       -------     -------    -------  -------    -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.10)       (.19)      (.05)    (.29)      (.06)
Tax return of capital                                                    - 0 -       - 0 -      - 0 -     (.10)     - 0 -
                                                                       -------     -------    -------  -------    -------
Total dividends and distributions                                         (.10)       (.19)      (.05)    (.39)      (.06)
                                                                       -------     -------    -------  -------    -------
Net asset value, end of period                                         $  8.62     $  8.47    $  8.67  $  8.68    $  9.10
                                                                       =======     =======    =======  =======    =======
TOTAL RETURN
Total investment return based on net asset value(c)                       2.98%^*+   (0.19)%+    0.42%   (0.31)%     9.99%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $21,247     $26,119    $20,681  $18,707    $13,128
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               1.65%(h)    1.60%      1.60%    1.60%      1.61%
 Expenses, before waivers/reimbursements(d)                               1.81%(h)    1.77%      1.77%    1.89%      2.17%
 Net investment income(b)                                                 2.08%       1.95%      1.14%     .04%       .63%
Portfolio turnover rate                                                    137%        149%       161%     301%       128%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                           ADVISOR CLASS
                                                                                      YEAR ENDED OCTOBER 31,
                                                                           2016        2015      2014      2013      2012
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $   8.46     $   8.66   $   8.67  $   9.09  $  8.33
                                                                       --------     --------   --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                 .25          .25        .19       .08      .14
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                      .07         (.19)      (.07)     (.02)     .76
Contributions from Affiliates                                               .01          .01      - 0 -     - 0 -    - 0 -
                                                                       --------     --------   --------  --------  -------
Net increase in net asset value from operations                             .33          .07        .12       .06      .90
                                                                       --------     --------   --------  --------  -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                       (.18)        (.27)      (.13)     (.40)    (.14)
Tax return of capital                                                     - 0 -        - 0 -      - 0 -      (.08)   - 0 -
                                                                       --------     --------   --------  --------  -------
Total dividends and distributions                                          (.18)        (.27)      (.13)     (.48)    (.14)
                                                                       --------     --------   --------  --------  -------
Net asset value, end of period                                         $   8.61     $   8.46   $   8.66  $   8.67  $  9.09
                                                                       ========     ========   ========  ========  =======
TOTAL RETURN
Total investment return based on net asset value(c)                        4.02%^*+     0.80%+     1.42%     0.63%   10.86%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $162,255     $220,195   $248,510  $143,980  $28,989
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                 .65%(h)      .60%       .60%      .60%     .61%
 Expenses, before waivers/reimbursements(d)                                 .81%(h)      .76%       .77%      .87%    1.15%
 Net investment income(b)                                                  3.02%        2.89%      2.14%      .96%    1.61%
Portfolio turnover rate                                                     137%         149%       161%      301%     128%
----------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 97 through 98.

--------------------------------------------------------------------------------

                                                                                         CLASS R
                                                                                  YEAR ENDED OCTOBER 31,
                                                                          2016      2015    2014    2013     2012
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 8.46     $ 8.65   $ 8.65  $ 9.07  $ 8.31
                                                                       ------     ------   ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .21        .21      .14     .05     .10
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                    .07       (.20)    (.06)   (.04)    .76
Contributions from Affiliates                                             .01        .01    - 0 -   - 0 -   - 0 -
                                                                       ------     ------   ------  ------  ------
Net increase in net asset value from operations                           .29        .02      .08     .01     .86
                                                                       ------     ------   ------  ------  ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.13)      (.21)    (.08)   (.28)   (.10)
Tax return of capital                                                   - 0 -      - 0 -    - 0 -    (.15)  - 0 -
                                                                       ------     ------   ------  ------  ------
Total dividends and distributions                                        (.13)      (.21)    (.08)   (.43)   (.10)
                                                                       ------     ------   ------  ------  ------
Net asset value, end of period                                         $ 8.62     $ 8.46   $ 8.65  $ 8.65  $ 9.07
                                                                       ======     ======   ======  ======  ======
TOTAL RETURN
Total investment return based on net asset value(c)                      3.43%^*+   0.35%+   0.98%   0.14%  10.37%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  911     $1,126   $  801  $  911  $1,156
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                              1.15%(h)   1.10%    1.10%   1.10%   1.11%
 Expenses, before waivers/reimbursements(d)                              1.48%(h)   1.46%    1.46%   1.59%   1.84%
 Net investment income(b)                                                2.53%      2.48%    1.66%    .52%   1.09%
Portfolio turnover rate                                                   137%       149%     161%    301%    128%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                         CLASS K
                                                                                  YEAR ENDED OCTOBER 31,
                                                                          2016      2015    2014    2013     2012
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 8.49     $ 8.68   $ 8.68  $ 9.10  $ 8.34
                                                                       ------     ------   ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                               .25        .22      .16     .07     .15
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                    .04       (.18)    (.05)   (.03)    .73
Contributions from Affiliates                                             .01        .01    - 0 -   - 0 -   - 0 -
                                                                       ------     ------   ------  ------  ------
Net increase in net asset value from operations                           .30        .05      .11     .04     .88
                                                                       ------     ------   ------  ------  ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.15)      (.24)    (.11)   (.32)   (.12)
Tax return of capital                                                   - 0 -      - 0 -    - 0 -    (.14)  - 0 -
                                                                       ------     ------   ------  ------  ------
Total dividends and distributions                                        (.15)      (.24)    (.11)   (.46)   (.12)
                                                                       ------     ------   ------  ------  ------
Net asset value, end of period                                         $ 8.64     $ 8.49   $ 8.68  $ 8.68  $ 9.10
                                                                       ======     ======   ======  ======  ======
TOTAL RETURN
Total investment return based on net asset value(c)                      3.63%*+    0.55%+   1.24%   0.40%  10.58%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $  221     $  181   $  245  $   48  $   46
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                               .90%(h)    .85%     .85%    .85%    .86%
 Expenses, before waivers/reimbursements(d)                              1.17%(h)   1.12%    1.14%   1.24%   1.48%
 Net investment income(b)                                                2.94%      2.55%    1.87%    .75%   1.78%
Portfolio turnover rate                                                   137%       149%     161%    301%    128%
-------------------------------------------------------------------------------------------------------------------

See footnotes on pages 97 through 98.

--------------------------------------------------------------------------------

                                                                                 CLASS I
                                                                         YEAR ENDED OCTOBER 31,
                                                                2016       2015      2014    2013     2012
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  8.45     $  8.65   $  8.66  $ 9.08  $ 8.31
                                                             -------     -------   -------  ------  ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                      .27         .25       .18     .08     .14
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                   .06        (.19)     (.06)   (.02)    .77
Contributions from Affiliates                                    .01         .01     - 0 -   - 0 -   - 0 -
                                                             -------     -------   -------  ------  ------
Net increase in net asset value from operations                  .34         .07       .12     .06     .91
                                                             -------     -------   -------  ------  ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                            (.19)       (.27)     (.13)   (.45)   (.14)
Tax return of capital                                          - 0 -       - 0 -     - 0 -    (.03)  - 0 -
                                                             -------     -------   -------  ------  ------
Total dividends and distributions                               (.19)       (.27)     (.13)   (.48)   (.14)
                                                             -------     -------   -------  ------  ------
Net asset value, end of period                               $  8.60     $  8.45   $  8.65  $ 8.66  $ 9.08
                                                             =======     =======   =======  ======  ======
TOTAL RETURN
Total investment return based on net asset value(c)             4.07%^*+    0.78%+    1.42%   0.67%  11.02%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $45,629     $44,242   $39,782  $8,036  $   10
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                      .65%(h)     .60%      .60%    .60%    .61%
 Expenses, before waivers/reimbursements(d)                      .77%(h)     .78%      .74%    .80%   1.14%
 Net investment income(b)                                       3.17%       2.93%     2.10%    .92%   1.65%
Portfolio turnover rate                                          137%        149%      161%    301%    128%
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                CLASS Z
                                                                                    NOVEMBER 4,
                                                                       YEAR ENDED   2014(f) TO
                                                                       OCTOBER 31,  OCTOBER 31,
                                                                          2016         2015
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $ 8.45       $ 8.65
                                                                         ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)(b)                                                 .28          .31
Net realized and unrealized gain on investment and foreign currency
 transactions                                                               .04         (.25)
Contributions from Affiliates                                               .01          .01
                                                                         ------       ------
Net increase (decrease) in net asset value from operations                  .33          .07
                                                                         ------       ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                       (.19)        (.27)
                                                                         ------       ------
Net asset value, end of period                                           $ 8.59       $ 8.45
                                                                         ======       ======
TOTAL RETURN
Total investment return based on net asset value(c)                        3.94%*+      0.85%+

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                $9,587       $2,031
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(d)                                 .65%(h)      .60%(g)
 Expenses, before waivers/reimbursements(d)                                 .78%(h)      .80%(g)
 Net investment income(b)                                                  3.31%        3.68%(g)
Portfolio turnover rate                                                     137%         149%
------------------------------------------------------------------------------------------------

(a)Based on average shares outstanding.

(b)Net of expenses waived/reimbursed by the Adviser.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)The expense ratios presented below exclude non-operating expense:

                                                                           YEAR ENDED OCTOBER 31,
                                                                        2016  2015  2014  2013  2012
-----------------------------------------------------------------------------------------------------
CLASS A
   Net of waivers/reimbursements                                         .89%  .90%  .90%  .90%  .90%
   Before waivers/reimbursements                                        1.05% 1.06% 1.06% 1.19% 1.44%
CLASS B
   Net of waivers/reimbursements                                        1.63% 1.60% 1.60% 1.60% 1.60%
   Before waivers/reimbursements                                        1.78% 1.76% 1.77% 1.93% 2.20%
CLASS C
   Net of waivers/reimbursements                                        1.63% 1.60% 1.60% 1.60% 1.60%
   Before waivers/reimbursements                                        1.79% 1.77% 1.77% 1.89% 2.16%
ADVISOR CLASS
   Net of waivers/reimbursements                                         .63%  .60%  .60%  .60%  .60%
   Before waivers/reimbursements                                         .78%  .76%  .77%  .87% 1.14%
CLASS R
   Net of waivers/reimbursements                                        1.13% 1.10% 1.10% 1.10% 1.10%
   Before waivers/reimbursements                                        1.46% 1.46% 1.46% 1.59% 1.83%
CLASS K
   Net of waivers/reimbursements                                         .88%  .85%  .85%  .85%  .85%
   Before waivers/reimbursements                                        1.15% 1.12% 1.14% 1.24% 1.47%
CLASS I
   Net of waivers/reimbursements                                         .63%  .60%  .60%  .60%  .60%
   Before waivers/reimbursements                                         .75%  .78%  .74%  .80% 1.13%
-----------------------------------------------------------------------------------------------------

                                                                                          NOVEMBER 4,
                                                                              YEAR ENDED  2014(f) TO
                                                                              OCTOBER 31, OCTOBER 31,
                                                                                 2016        2015
-----------------------------------------------------------------------------------------------------
CLASS Z
   Net of waivers/reimbursements                                                 .63%        .60%(g)
   Before waivers/reimbursements                                                 .76%        .80%(g)

(e)Amount is less than $.005.

(f)Commencement of distribution.

(g)Annualized.

(h)Expense ratios do not include expenses of the AB mutual funds in which the Fund invests. For the year ended shown below, the acquired fund fees of the AB mutual funds was as follows:

                               YEAR ENDED
                               OCTOBER 31,
                                  2016
                               -----------
                                  0.01%

 ^ The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

 * Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the years ended October 31, 2016 and October 31, 2012 by 0.01% and 0.01%, respectively.

 + Includes the impact of reimbursements from the Adviser which enhanced the Fund's performance for the years ended October 31, 2016 and October 31, 2015 by 0.08% and 0.08%, respectively.

AB HIGH INCOME FUND
--------------------------------------------------------------------------------

                                                                                             CLASS A
                                                                                     YEAR ENDED OCTOBER 31,
                                                                     2016          2015        2014         2013         2012
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     8.50     $     9.40   $     9.53  $     9.38   $     8.73
                                                                ----------     ----------   ----------  ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                               .48(b)         .51          .55         .60          .56
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                         .27           (.69)        (.03)        .20          .70
Contributions from Affiliates                                          .00(c)       - 0 -        - 0 -       - 0 -        - 0 -
Capital Contributions                                                  .00(c)       - 0 -        - 0 -       - 0 -        - 0 -
                                                                ----------     ----------   ----------  ----------   ----------
Net increase (decrease) in net asset value from operations             .75           (.18)         .52         .80         1.26
                                                                ----------     ----------   ----------  ----------   ----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                  (.60)          (.64)        (.60)       (.65)        (.61)
Distributions from net realized gain on investment and foreign
 currency transactions                                               - 0 -           (.08)        (.05)      - 0 -        - 0 -
                                                                ----------     ----------   ----------  ----------   ----------
Total dividends and distributions                                     (.60)          (.72)        (.65)       (.65)        (.61)
                                                                ----------     ----------   ----------  ----------   ----------
Net asset value, end of period                                  $     8.65     $     8.50   $     9.40  $     9.53   $     9.38
                                                                ==========     ==========   ==========  ==========   ==========
TOTAL RETURN
Total investment return based on net asset value(d)                   9.41%*        (1.98)%       5.62%       8.78%+      15.03%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                       $2,061,177     $2,059,111   $2,320,748  $2,587,763   $2,464,634
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                            .84%           .90%         .89%        .90%         .91%
 Expenses, before waivers/reimbursements(e)                            .85%           .90%         .89%        .90%         .91%
 Net investment income                                                5.75%(b)       5.77%        5.80%       6.25%        6.22%
Portfolio turnover rate                                                 45%            53%          38%         38%          42%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 CLASS B
                                                                         YEAR ENDED OCTOBER 31,
                                                                2016      2015    2014     2013      2012
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 8.57     $ 9.49   $ 9.62  $  9.46   $  8.80
                                                             ------     ------   ------  -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                        .42(b)     .45      .48      .53       .50
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                  .26       (.71)    (.03)     .21       .71
Contributions from Affiliates                                   .00(c)   - 0 -    - 0 -    - 0 -     - 0 -
Capital Contributions                                           .00(c)   - 0 -    - 0 -    - 0 -     - 0 -
                                                             ------     ------   ------  -------   -------
Net increase (decrease) in net asset value from operations      .68       (.26)     .45      .74      1.21
                                                             ------     ------   ------  -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                           (.53)      (.58)    (.53)    (.58)     (.55)
Distributions from net realized gain on investment and
 foreign currency transactions                                - 0 -       (.08)    (.05)   - 0 -     - 0 -
                                                             ------     ------   ------  -------   -------
Total dividends and distributions                              (.53)      (.66)    (.58)    (.58)     (.55)
                                                             ------     ------   ------  -------   -------
Net asset value, end of period                               $ 8.72     $ 8.57   $ 9.49  $  9.62   $  9.46
                                                             ======     ======   ======  =======   =======
TOTAL RETURN
Total investment return based on net asset value(d)            8.48%*    (2.89)%   4.82%    8.06%+   14.26%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $2,357     $3,551   $7,526  $13,008   $19,591
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                    1.63%      1.63%    1.60%    1.61%     1.64%
 Expenses, before waivers/reimbursements(e)                    1.63%      1.63%    1.60%    1.61%     1.64%
 Net investment income                                         5.01%(b)   4.95%    5.05%    5.50%     5.51%
Portfolio turnover rate                                          45%        53%      38%      38%       42%
------------------------------------------------------------------------------------------------------------

See footnotes on pages 102 through 103.

--------------------------------------------------------------------------------

                                                                                          CLASS C
                                                                                  YEAR ENDED OCTOBER 31,
                                                                  2016          2015        2014         2013         2012
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     8.60     $     9.51   $     9.64  $     9.48   $     8.83
                                                             ----------     ----------   ----------  ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                            .42(b)         .45          .48         .53          .49
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                      .27           (.70)        (.03)        .21          .71
Contributions from Affiliates                                       .00(c)       - 0 -        - 0 -       - 0 -        - 0 -
Capital Contributions                                               .00(c)       - 0 -        - 0 -       - 0 -        - 0 -
                                                             ----------     ----------   ----------  ----------   ----------
Net increase (decrease) in net asset value from operations          .69           (.25)         .45         .74         1.20
                                                             ----------     ----------   ----------  ----------   ----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                               (.54)          (.58)        (.53)       (.58)        (.55)
Distributions from net realized gain on investment and
 foreign currency transactions                                    - 0 -           (.08)        (.05)      - 0 -        - 0 -
                                                             ----------     ----------   ----------  ----------   ----------
Total dividends and distributions                                  (.54)          (.66)        (.58)       (.58)        (.55)
                                                             ----------     ----------   ----------  ----------   ----------
Net asset value, end of period                               $     8.75     $     8.60   $     9.51  $     9.64   $     9.48
                                                             ==========     ==========   ==========  ==========   ==========
TOTAL RETURN
Total investment return based on net asset value(d)                8.50%*        (2.74)%       4.82%       8.04%+      14.05%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $1,298,312     $1,283,192   $1,504,398  $1,379,727   $1,213,954
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                        1.58%          1.60%        1.58%       1.60%        1.61%
 Expenses, before waivers/reimbursements(e)                        1.58%          1.60%        1.58%       1.60%        1.61%
 Net investment income                                             4.94%(b)       5.00%        5.03%       5.48%        5.42%
Portfolio turnover rate                                              45%            53%          38%         38%          42%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                       ADVISOR CLASS
                                                                                  YEAR ENDED OCTOBER 31,
                                                                  2016          2015        2014         2013         2012
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     8.51     $     9.42   $     9.55  $     9.39   $     8.74
                                                             ----------     ----------   ----------  ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                            .49(b)         .54          .58         .62          .58
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                      .28           (.70)        (.03)        .22          .71
Contributions from Affiliates                                       .00(c)       - 0 -        - 0 -       - 0 -        - 0 -
Capital Contributions                                               .00(c)       - 0 -        - 0 -       - 0 -        - 0 -
                                                             ----------     ----------   ----------  ----------   ----------
Net increase (decrease) in net asset value from operations          .77           (.16)         .55         .84         1.29
                                                             ----------     ----------   ----------  ----------   ----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                               (.62)          (.67)        (.63)       (.68)        (.64)
Distributions from net realized gain on investment and
 foreign currency transactions                                    - 0 -           (.08)        (.05)      - 0 -        - 0 -
                                                             ----------     ----------   ----------  ----------   ----------
Total dividends and distributions                                  (.62)          (.75)        (.68)       (.68)        (.64)
                                                             ----------     ----------   ----------  ----------   ----------
Net asset value, end of period                               $     8.66     $     8.51   $     9.42  $     9.55   $     9.39
                                                             ==========     ==========   ==========  ==========   ==========
TOTAL RETURN
Total investment return based on net asset value(d)                9.69%*        (1.78)%       5.93%       9.23%+      15.37%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $3,828,042     $2,362,066   $2,473,475  $1,754,585   $1,346,510
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                         .58%           .60%         .58%        .61%         .60%
 Expenses, before waivers/reimbursements(e)                         .58%           .60%         .58%        .61%         .60%
 Net investment income                                             5.87%(b)       6.05%        6.06%       6.54%        6.46%
Portfolio turnover rate                                              45%            53%          38%         38%          42%
------------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 102 through 103.

--------------------------------------------------------------------------------

                                                                                  CLASS R
                                                                           YEAR ENDED OCTOBER 31,
                                                                2016       2015      2014     2013      2012
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  8.49     $  9.40   $  9.53  $  9.38   $  8.73
                                                             -------     -------   -------  -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                         .45(b)      .48       .52      .56       .53
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                   .27        (.70)     (.03)     .21       .71
Contributions from Affiliates                                    .00(c)    - 0 -     - 0 -    - 0 -     - 0 -
Capital Contributions                                            .00(c)    - 0 -     - 0 -    - 0 -     - 0 -
                                                             -------     -------   -------  -------   -------
Net increase (decrease) in net asset value from operations       .72        (.22)      .49      .77      1.24
                                                             -------     -------   -------  -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                            (.57)       (.61)     (.57)    (.62)     (.59)
Distributions from net realized gain on investment and
 foreign currency transactions                                 - 0 -        (.08)     (.05)   - 0 -     - 0 -
                                                             -------     -------   -------  -------   -------
Total dividends and distributions                               (.57)       (.69)     (.62)    (.62)     (.59)
                                                             -------     -------   -------  -------   -------
Net asset value, end of period                               $  8.64     $  8.49   $  9.40  $  9.53   $  9.38
                                                             =======     =======   =======  =======   =======
TOTAL RETURN
Total investment return based on net asset value(d)             9.01%*     (2.44)%    5.27%    8.42%+   14.66%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $86,059     $76,876   $77,706  $65,429   $46,615
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                     1.22%       1.27%     1.23%    1.25%     1.24%
 Expenses, before waivers/reimbursements(e)                     1.22%       1.27%     1.23%    1.25%     1.26%
 Net investment income                                          5.39%(b)    5.41%     5.46%    5.92%     5.87%
Portfolio turnover rate                                           45%         53%       38%      38%       42%
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   CLASS K
                                                                            YEAR ENDED OCTOBER 31,
                                                                 2016       2015      2014     2013       2012
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.50     $  9.41   $  9.54  $  9.38   $  8.73
                                                             --------     -------   -------  -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                          .48(b)      .51       .55      .60       .55(b)
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                    .27        (.70)     (.03)     .22       .71
Contributions from Affiliates                                     .00(c)    - 0 -     - 0 -    - 0 -     - 0 -
Capital Contributions                                             .00(c)    - 0 -     - 0 -    - 0 -     - 0 -
                                                             --------     -------   -------  -------   -------
Net increase (decrease) in net asset value from operations        .75        (.19)      .52      .82      1.26
                                                             --------     -------   -------  -------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                             (.60)       (.64)     (.60)    (.66)     (.61)
Distributions from net realized gain on investment and
 foreign currency transactions                                  - 0 -        (.08)     (.05)   - 0 -     - 0 -
                                                             --------     -------   -------  -------   -------
Total dividends and distributions                                (.60)       (.72)     (.65)    (.66)     (.61)
                                                             --------     -------   -------  -------   -------
Net asset value, end of period                               $   8.65     $  8.50   $  9.41  $  9.54   $  9.38
                                                             ========     =======   =======  =======   =======
TOTAL RETURN
Total investment return based on net asset value(d)              9.41%*     (2.12)%    5.63%    8.93%+   15.02%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $106,841     $95,294   $83,634  $52,132   $19,161
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                       .85%        .94%      .88%     .89%      .91%
 Expenses, before waivers/reimbursements(e)                       .85%        .94%      .88%     .89%      .93%
 Net investment income                                           5.75%(b)    5.74%     5.79%    6.28%     6.09%
Portfolio turnover rate                                            45%         53%       38%      38%       42%
-----------------------------------------------------------------------------------------------------------------

See footnotes on pages 102 through 103.

--------------------------------------------------------------------------------

                                                                                    CLASS I
                                                                             YEAR ENDED OCTOBER 31,
                                                                 2016        2015      2014       2013      2012
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.51     $   9.42   $   9.55  $   9.39   $  8.74
                                                             --------     --------   --------  --------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                          .50(b)       .54        .58       .63       .59
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                    .28         (.70)      (.03)      .22       .71
Contributions from Affiliates                                     .00(c)     - 0 -      - 0 -     - 0 -     - 0 -
Capital Contributions                                             .00(c)     - 0 -      - 0 -     - 0 -     - 0 -
                                                             --------     --------   --------  --------   -------
Net increase (decrease) in net asset value from operations        .78         (.16)       .55       .85      1.30
                                                             --------     --------   --------  --------   -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                             (.63)        (.67)      (.63)     (.69)     (.65)
Distributions from net realized gain on investment and
 foreign currency transactions                                  - 0 -         (.08)      (.05)    - 0 -     - 0 -
                                                             --------     --------   --------  --------   -------
Total dividends and distributions                                (.63)        (.75)      (.68)     (.69)     (.65)
                                                             --------     --------   --------  --------   -------
Net asset value, end of period                               $   8.66     $   8.51   $   9.42  $   9.55   $  9.39
                                                             ========     ========   ========  ========   =======
TOTAL RETURN
Total investment return based on net asset value(d)              9.74%*      (1.74)%     5.97%     9.30%+   15.42%*

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $294,693     $277,654   $114,598  $104,128   $66,608
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                       .53%         .54%       .54%      .53%      .56%
 Expenses, before waivers/reimbursements(e)                       .53%         .54%       .54%      .53%      .56%
 Net investment income                                           6.06%(b)     6.11%      6.08%     6.61%     6.55%
Portfolio turnover rate                                            45%          53%        38%       38%       42%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                CLASS Z
                                                                                             OCTOBER 15,
                                                                                             2013(f) TO
                                                                 YEAR ENDED OCTOBER 31,      OCTOBER 31,
                                                                 2016       2015      2014      2013
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.51     $  9.42   $  9.55    $ 9.43
                                                             --------     -------   -------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                          .50(b)      .55       .58      (.02)
Net realized and unrealized gain (loss) on investment and
 foreign currency transactions                                    .28        (.71)     (.03)      .17
Contributions from Affiliates                                     .00(c)    - 0 -     - 0 -     - 0 -
Capital Contributions                                             .00(c)    - 0 -     - 0 -     - 0 -
                                                             --------     -------   -------    ------
Net increase (decrease) in net asset value from operations        .78        (.16)      .55       .15
                                                             --------     -------   -------    ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                             (.63)       (.67)     (.63)     (.03)
Distributions from net realized gain on investment and
 foreign currency transactions                                  - 0 -        (.08)     (.05)    - 0 -
                                                             --------     -------   -------    ------
Total dividends and distributions                                (.63)       (.75)     (.68)     (.03)
                                                             --------     -------   -------    ------
Net asset value, end of period                               $   8.66     $  8.51   $  9.42    $ 9.55
                                                             ========     =======   =======    ======
TOTAL RETURN
Total investment return based on net asset value(d)              9.76%*     (1.72)%    6.00%     1.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $112,852     $77,916   $47,059    $   10
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                       .51%        .53%      .52%      .56%(g)
 Expenses, before waivers/reimbursements(e)                       .51%        .53%      .52%      .56%(g)
 Net investment income                                           6.07%(b)    6.15%     6.13%    (3.74)%(g)
Portfolio turnover rate                                            45%         53%       38%       38%
----------------------------------------------------------------------------------------------------------

(a)Based on average shares outstanding.

(b)Net of expenses waived/reimbursed by the Adviser.

(c)Amount less than $0.005.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)The expense ratios presented below exclude interest expense:

                                                       YEAR ENDED OCTOBER 31,
                                                    2016  2015  2014  2013  2012
---------------------------------------------------------------------------------
CLASS A
   Net of waivers/reimbursements                     .84%  .88%  .88%  .90%  .90%
   Before waivers/reimbursements                     .85%  .88%  .88%  .90%  .90%
CLASS B
   Net of waivers/reimbursements                    1.63% 1.61% 1.60% 1.61% 1.64%
   Before waivers/reimbursements                    1.63% 1.61% 1.60% 1.61% 1.64%
CLASS C
   Net of waivers/reimbursements                    1.58% 1.58% 1.58% 1.60% 1.60%
   Before waivers/reimbursements                    1.58% 1.58% 1.58% 1.60% 1.60%
ADVISOR CLASS
   Net of waivers/reimbursements                     .58%  .58%  .58%  .60%  .60%
   Before waivers/reimbursements                     .58%  .58%  .58%  .60%  .60%
CLASS R
   Net of waivers/reimbursements                    1.22% 1.25% 1.23% 1.25% 1.24%
   Before waivers/reimbursements                    1.22% 1.25% 1.23% 1.25% 1.26%
CLASS K
   Net of waivers/reimbursements                     .85%  .92%  .88%  .89%  .91%
   Before waivers/reimbursements                     .85%  .92%  .88%  .89%  .93%
CLASS I
   Net of waivers/reimbursements                     .53%  .52%  .54%  .53%  .56%
   Before waivers/reimbursements                     .53%  .52%  .54%  .53%  .56%

                                                                                               OCTOBER 15,
                                                                                               2013(f) TO
                                                                        YEAR ENDED OCTOBER 31, OCTOBER 31,
                                                                        2016    2015    2014      2013
----------------------------------------------------------------------------------------------------------
CLASS Z
   Net of waivers/reimbursements                                        .51%    .51%    .51%       .56%(g)
   Before waivers/reimbursements                                        .51%    .51%    .51%       .56%(g)

(f)Commencement of distribution.

(g)Annualized.

 + Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund's performance for the year ended October 31, 2013 by 0.01%.

 * Includes the impact of proceeds received, and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the year ended October 31, 2012 by 0.06%.

   Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund's performance for the year ended October 31, 2016 by 0.01%.

AB LIMITED DURATION HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              CLASS A
                                                                                                                DECEMBER 7,
                                                                                                                2011(a) TO
                                                                              YEAR ENDED SEPTEMBER 30,         SEPTEMBER 30,
                                                                          2016       2015      2014     2013       2012
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.97     $ 10.49   $ 10.60  $ 10.50     $10.00
                                                                       -------     -------   -------  -------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                                .34         .39       .38      .43        .32
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                     .37        (.39)     (.06)     .17+       .59
                                                                       -------     -------   -------  -------     ------
Net increase in net asset value from operations                            .71       - 0 -       .32      .60        .91
                                                                       -------     -------   -------  -------     ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.37)       (.48)     (.41)    (.48)      (.41)
Distributions from net realized gain on investment transactions          - 0 -       - 0 -      (.02)    (.02)     - 0 -
Tax return of capital                                                    - 0 -        (.04)    - 0 -    - 0 -      - 0 -
                                                                       -------     -------   -------  -------     ------
Total dividends and distributions                                         (.37)       (.52)     (.43)    (.50)      (.41)
                                                                       -------     -------   -------  -------     ------
Net asset value, end of period                                         $ 10.31     $  9.97   $ 10.49  $ 10.60     $10.50
                                                                       =======     =======   =======  =======     ======
TOTAL RETURN
Total investment return based on net asset value(d)++                     7.29%       (.09)%    2.99%    5.76%      9.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $27,656     $32,515   $56,628  $44,288     $5,874
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                  1.04%(e)    1.05%     1.05%    1.05%      1.05%^
 Expenses, before waivers/reimbursements                                  1.11%(e)    1.13%     1.13%    1.39%      1.88%^
 Net investment income(c)                                                 3.42%       3.77%     3.57%    4.24%      4.38%^
Portfolio turnover rate                                                     57%         40%       40%      60%        44%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                             CLASS C
                                                                                                               DECEMBER 7,
                                                                                                                2011(a) TO
                                                                              YEAR ENDED SEPTEMBER 30,         SEPTEMBER 30
                                                                          2016       2015      2014     2013       2012
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  9.96     $ 10.48   $ 10.59  $ 10.50     $10.00
                                                                       -------     -------   -------  -------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                                .27         .32       .31      .38        .26
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                     .37        (.40)     (.07)     .13+       .59
                                                                       -------     -------   -------  -------     ------
Net increase (decrease) in net asset value from operations                 .64        (.08)      .24      .51        .85
                                                                       -------     -------   -------  -------     ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.30)       (.40)     (.33)    (.40)      (.35)
Distributions from net realized gain on investment transactions          - 0 -       - 0 -      (.02)    (.02)     - 0 -
Tax return of capital                                                    - 0 -        (.04)    - 0 -    - 0 -      - 0 -
                                                                       -------     -------   -------  -------     ------
Total dividends and distributions                                         (.30)       (.44)     (.35)    (.42)      (.35)
                                                                       -------     -------   -------  -------     ------
Net asset value, end of period                                         $ 10.30     $  9.96   $ 10.48  $ 10.59     $10.50
                                                                       =======     =======   =======  =======     ======
TOTAL RETURN
Total investment return based on net asset value(d)++                     6.52%       (.79)%    2.27%    4.92%      8.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $30,478     $29,336   $32,323  $18,920     $3,927
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                  1.77%(e)    1.75%     1.75%    1.75%      1.75%^
 Expenses, before waivers/reimbursements                                  1.85%(e)    1.84%     1.84%    2.10%      2.65%^
 Net investment income(c)                                                 2.68%       3.07%     2.87%    3.57%      3.74%^
Portfolio turnover rate                                                     57%         40%       40%      60%        44%
---------------------------------------------------------------------------------------------------------------------------

See footnotes on page 105.

--------------------------------------------------------------------------------

                                                                                            ADVISOR CLASS
                                                                                                                  DECEMBER 7,
                                                                                                                   2011(a) TO
                                                                                YEAR ENDED SEPTEMBER 30,          SEPTEMBER 30
                                                                           2016       2015      2014      2013        2012
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $   9.95     $  10.48  $  10.59  $  10.49    $ 10.00
                                                                       --------     --------  --------  --------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                                 .37          .42       .41       .47        .36
Net realized and unrealized gain (loss) on investment and foreign
 currency transactions                                                      .38         (.40)     (.06)      .16+       .57
                                                                       --------     --------  --------  --------    -------
Net increase in net asset value from operations                             .75          .02       .35       .63        .93
                                                                       --------     --------  --------  --------    -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                       (.40)        (.50)     (.44)     (.51)      (.44)
Distributions from net realized gain on investment transactions           - 0 -        - 0 -      (.02)     (.02)     - 0 -
Tax return of capital                                                     - 0 -         (.05)    - 0 -     - 0 -      - 0 -
                                                                       --------     --------  --------  --------    -------
Total dividends and distributions                                          (.40)        (.55)     (.46)     (.53)      (.44)
                                                                       --------     --------  --------  --------    -------
Net asset value, end of period                                         $  10.30     $   9.95  $  10.48  $  10.59    $ 10.49
                                                                       ========     ========  ========  ========    =======
TOTAL RETURN
Total investment return based on net asset value(d)++                      7.69%         .11%     3.30%     6.07%      9.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $268,421     $217,429  $296,386  $136,646    $26,055
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                    .77%(e)      .75%      .75%      .75%       .75%^
 Expenses, before waivers/reimbursements                                    .84%(e)      .84%      .84%     1.10%      1.93%^
 Net investment income(c)                                                  3.66%        4.07%     3.86%     4.55%      4.62%^
Portfolio turnover rate                                                      57%          40%       40%       60%        44%
------------------------------------------------------------------------------------------------------------------------------

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Net of fees waived and expenses reimbursed by the Adviser.


(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)Expense ratios do not include expenses of the AB mutual funds in which the Portfolio invests. For the period shown below, the acquired fund fees of the AB mutual funds was as follows:

                                   YEAR ENDED
                               SEPTEMBER 30, 2016
                               ------------------
                                      .01%

+ Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio's change in net realized and unrealized gain (loss) on investment transactions for the period.

^  Annualized.

++ The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

AB HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                                                               CLASS A
                                                                       SEPTEMBER 1,   JULY 26,
                                                                         2016 TO     2016(b) TO
                                                                       OCTOBER 31,   AUGUST 31,
                                                                         2016(a)        2016
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 9.44       $ 9.36
                                                                          ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(c)(d)                                                  .08#         .05
Net realized and unrealized gain on investment and foreign currency
 transactions                                                                .01          .07+
                                                                          ------       ------
Net increase in net asset value from operations                              .09          .12
                                                                          ------       ------
LESS: DIVIDENDS
Dividends from net investment income                                        (.07)        (.04)
                                                                          ------       ------
Net asset value, end of period                                            $ 9.46       $ 9.44
                                                                          ======       ======
TOTAL RETURN
Total investment return based on net asset value(e)                         0.90%#       1.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                 $1,186       $1,000
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(f)^                                1.03%(g)     1.06%
 Expenses, before waivers/reimbursements(f)^                                3.25%(g)     2.71%
 Net investment income(d)^                                                  4.81%#       5.13%
Portfolio turnover rate                                                        9%          44%
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               CLASS C
                                                                       SEPTEMBER 1,  JULY 26,
                                                                         2016 TO    2016(b) TO
                                                                       OCTOBER 31,  AUGUST 31,
                                                                         2016(a)       2016
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $9.44       $9.36
                                                                          -----       -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income(c)(d)                                                 .06#        .04
Net realized and unrealized gain on investment and foreign currency
 transactions                                                               .01         .08+
                                                                          -----       -----
Net increase in net asset value from operations                             .07         .12
                                                                          -----       -----
LESS: DIVIDENDS
Dividends from net investment income                                       (.05)       (.04)
                                                                          -----       -----
Net asset value, end of period                                            $9.46       $9.44
                                                                          =====       =====
TOTAL RETURN
Total investment return based on net asset value(e)                         .78%#      1.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                 $ 368       $ 188
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(f)^                               1.78%(g)    1.81%
 Expenses, before waivers/reimbursements(f)^                               4.29%(g)    3.47%
 Net investment income(d)^                                                 4.15%#      4.36%
Portfolio turnover rate                                                       9%         44%
----------------------------------------------------------------------------------------------

See footnotes on pages 109 through 110.

--------------------------------------------------------------------------------

                                                                            ADVISOR CLASS
                                                                       SEPTEMBER 1,   JULY 26,
                                                                         2016 TO     2016(b) TO
                                                                       OCTOBER 31,   AUGUST 31,
                                                                         2016(a)        2016
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 9.44       $ 9.36
                                                                          ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(c)(d)                                                  .08#         .05
Net realized and unrealized gain on investment and foreign currency
 transactions                                                                .01          .08+
                                                                          ------       ------
Net increase in net asset value from operations                              .09          .13
                                                                          ------       ------
LESS: DIVIDENDS
Dividends from net investment income                                        (.07)        (.05)
                                                                          ------       ------
Net asset value, end of period                                            $ 9.46       $ 9.44
                                                                          ======       ======
TOTAL RETURN
Total investment return based on net asset value(e)                          .94%++#     1.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                 $2,733       $2,063
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(f)^                                 .78%(g)      .81%
 Expenses, before waivers/reimbursements(f)^                                3.18%(g)     2.41%
 Net investment income(d)^                                                  4.90%#       5.30%
Portfolio turnover rate                                                        9%          44%
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               CLASS R
                                                                       SEPTEMBER 1,  JULY 26,
                                                                         2016 TO    2016(b) TO
                                                                       OCTOBER 31,  AUGUST 31,
                                                                         2016(a)       2016
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $9.44       $9.36
                                                                          -----       -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income(c)(d)                                                 .07#        .04
Net realized and unrealized gain on investment and foreign currency
 transactions                                                               .01         .08+
                                                                          -----       -----
Net increase in net asset value from operations                             .08         .12
                                                                          -----       -----
LESS: DIVIDENDS
Dividends from net investment income                                       (.06)       (.04)
                                                                          -----       -----
Net asset value, end of period                                            $9.46       $9.44
                                                                          =====       =====
TOTAL RETURN
Total investment return based on net asset value(e)                         .86%++#    1.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                 $  31       $  30
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(f)^                               1.28%(g)    1.30%
 Expenses, before waivers/reimbursements(f)^                               3.14%(g)    2.70%
 Net investment income(d)^                                                 4.48%#      4.80%
Portfolio turnover rate                                                       9%         44%
----------------------------------------------------------------------------------------------

See footnotes on pages 109 through 110.

--------------------------------------------------------------------------------

                                                                               CLASS K
                                                                       SEPTEMBER 1,  JULY 26,
                                                                         2016 TO    2016(b) TO
                                                                       OCTOBER 31,  AUGUST 31,
                                                                         2016(a)       2016
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $9.44       $9.36
                                                                          -----       -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income(c)(d)                                                 .08#        .05
Net realized and unrealized gain on investment and foreign currency
 transactions                                                               .01         .07+
                                                                          -----       -----
Net increase in net asset value from operations                             .09         .12
                                                                          -----       -----
LESS: DIVIDENDS
Dividends from net investment income                                       (.07)       (.04)
                                                                          -----       -----
Net asset value, end of period                                            $9.46       $9.44
                                                                          =====       =====
TOTAL RETURN
Total investment return based on net asset value(e)                         .91%++#    1.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                 $   9       $   9
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(f)^                               1.03%(g)    1.05%
 Expenses, before waivers/reimbursements(f)^                               2.67%(g)    2.38%
 Net investment income(d)^                                                 4.74%#      5.12%
Portfolio turnover rate                                                       9%         44%
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               CLASS I
                                                                       SEPTEMBER 1,   JULY 26,
                                                                         2016 TO     2016(b) TO
                                                                       OCTOBER 31,   AUGUST 31,
                                                                         2016(a)        2016
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $  9.44      $  9.36
                                                                         -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(c)(d)                                                  .08#         .05
Net realized and unrealized gain on investment and foreign currency
 transactions                                                                .01          .08+
                                                                         -------      -------
Net increase in net asset value from operations                              .09          .13
                                                                         -------      -------
LESS: DIVIDENDS
Dividends from net investment income                                        (.07)        (.05)
                                                                         -------      -------
Net asset value, end of period                                           $  9.46      $  9.44
                                                                         =======      =======
TOTAL RETURN
Total investment return based on net asset value(e)                          .94%++#     1.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                $16,936      $16,899
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(f)^                                 .78%(g)      .81%
 Expenses, before waivers/reimbursements(f)^                                2.39%(g)     2.06%
 Net investment income(d)^                                                  4.97%#       5.38%
Portfolio turnover rate                                                        9%          44%
-----------------------------------------------------------------------------------------------

See footnotes on pages 109 through 110.

--------------------------------------------------------------------------------

                                                                                        CLASS Z
                                                        SEPTEMBER 1,
                                                          2016 TO
                                                        OCTOBER 31,                       YEAR ENDED AUGUST 31,
                                                          2016(a)          2016(h)     2015(h)    2014(h)    2013(h)     2012(h)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  9.43         $  9.87     $  10.85    $  10.33  $  10.26     $   9.66
                                                         -------         -------     --------    --------  --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(c)                                     .08(d)#         .60(d)       .67         .72       .75          .76
Net realized and unrealized gain (loss) on investment
 and foreign currency transactions                           .01            (.04)        (.91)+       .53+      .18+         .53+
                                                         -------         -------     --------    --------  --------     --------
Net increase (decrease) in net asset value from
 operations                                                  .09             .56         (.24)       1.25       .93         1.29
                                                         -------         -------     --------    --------  --------     --------
LESS: DIVIDENDS
Dividends from net investment income                        (.07)          (1.00)        (.74)       (.73)     (.86)        (.69)
                                                         -------         -------     --------    --------  --------     --------
Net asset value, end of period                           $  9.45         $  9.43     $   9.87    $  10.85  $  10.33     $  10.26
                                                         =======         =======     ========    ========  ========     ========
TOTAL RETURN
Total investment return based on net asset value(e)          .94%++#        6.19%*      (2.27)%*    12.44%     9.24%       13.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $65,177         $67,780     $322,839    $364,934  $366,553     $397,208
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                     .78%(f)(g)^     .25%(f)      .13%        .11%      .09%(f)      .07%
 Expenses, before waivers/reimbursements                    2.39%(f)(g)^     .30%(f)      .13%        .11%      .09%(f)      .07%
 Net investment income                                      4.96%(d)^#      6.41%(d)     6.45%       6.68%     7.15%        7.87%
Portfolio turnover rate                                        9%             44%          51%         54%       63%          57%
---------------------------------------------------------------------------------------------------------------------------------

(a)The Portfolio changed its fiscal year end from August 31 to October 31.

(b)Inception date.

(c)Based on average shares outstanding.

(d)Net of fees and expenses waived and reimbursed by the Adviser.

(e)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)The expense ratios presented below exclude interest expense:

                                                                        SEPTEMBER 1,
                                                                          2016 TO
                                                                        OCTOBER 31,    YEAR ENDED AUGUST 31,
                                                                          2016(a)    2016  2015 2014 2013 2012
--------------------------------------------------------------------------------------------------------------
CLASS A
   Net of waivers/reimbursements^                                           N/A      1.05%
   Before waivers/reimbursements^                                           N/A      2.70%
CLASS C
   Net of waivers/reimbursements^                                           N/A      1.80%
   Before waivers/reimbursements^                                           N/A      3.46%
ADVISOR CLASS
   Net of waivers/reimbursements^                                           N/A       .80%
   Before waivers/reimbursements^                                           N/A      2.40%
CLASS R
   Net of waivers/reimbursements^                                           N/A      1.30%
   Before waivers/reimbursements^                                           N/A      2.70%
CLASS K
   Net of waivers/reimbursements^                                           N/A      1.05%
   Before waivers/reimbursements^                                           N/A      2.38%
CLASS I
   Net of waivers/reimbursements^                                           N/A       .80%
   Before waivers/reimbursements^                                           N/A      2.06%
CLASS Z
   Net of waivers/reimbursements                                            N/A       .25% N/A  N/A  .09% N/A
   Before waivers/reimbursements                                            N/A       .29% N/A  N/A  .09% N/A

(g)Expense ratios do not include expenses of the AB mutual funds in which the Portfolio invests. For the period shown below, the acquired fund fees of the AB mutual funds was as follow:

                                  SEPTEMBER 1,
                               2016 TO OCTOBER 31,
                                     2016(a)
                               -------------------
                                      .02%

(h) On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Portfolio. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 1.00489316, as the Accounting Survivor's NAV was $9.4058 while the Portfolio's NAV was $9.36 on the date of Reorganization.

 + Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio's change in net realized and unrealized gain (loss) on investment transactions for the period.

 ^  Annualized.

 * Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio's performance for the years ended August 31, 2016 and August 31, 2015 by 0.02% and 0.09%, respectively.

 ++ The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

 # For the period ended October 31, 2016 the amount includes a non-recurring refund for overbilling of prior years' custody out of pocket fees as follows:

      NET INVESTMENT            NET INVESTMENT                TOTAL
     INCOME PER SHARE            INCOME RATIO                 RETURN
 -----------------------------------------------------------------------------
          $.003                      .20%                      .03%

AB INCOME FUND
--------------------------------------------------------------------------------

                                                                         CLASS A
                                                                        APRIL 21,
                                                                       2016(a) TO
                                                                       OCTOBER 31,
                                                                          2016
----------------------------------------------------------------------------------
Net asset value, beginning of period                                     $ 7.99
                                                                         ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)*                                                .17
Net realized and unrealized gain on investment and foreign currency
 transactions                                                               .08
                                                                         ------
Net increase in net asset value from operations                             .25
                                                                         ------
LESS: DIVIDENDS
Dividends from net investment income                                       (.16)
                                                                         ------
Net asset value, end of period                                           $ 8.08
                                                                         ======
TOTAL RETURN
Total investment return based on net asset value(d)*                       3.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                $2,104
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)^                               1.16%
 Expenses, before waivers/reimbursements(e)^                               1.37%
 Net investment income(c)^*                                                4.06%
Portfolio turnover rate                                                      14%
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         CLASS C
                                                                        APRIL 21,
                                                                       2016(a) TO
                                                                       OCTOBER 31,
                                                                          2016
----------------------------------------------------------------------------------
Net asset value, beginning of period                                     $ 7.99
                                                                         ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)*                                                .14
Net realized and unrealized gain on investment and foreign currency
 transactions                                                               .09
                                                                         ------
Net increase in net asset value from operations                             .23
                                                                         ------
LESS: DIVIDENDS
Dividends from net investment income                                       (.13)
                                                                         ------
Net asset value, end of period                                           $ 8.09
                                                                         ======
TOTAL RETURN
Total investment return based on net asset value(d)*                       2.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                $1,133
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)^                               1.90%
 Expenses, before waivers/reimbursements(e)^                               2.15%
 Net investment income(c)^*                                                3.34%
Portfolio turnover rate                                                      14%
----------------------------------------------------------------------------------

See footnotes on pages 112 through 113.

--------------------------------------------------------------------------------

                                                                                     ADVISOR CLASS
                                                        JANUARY 1,
                                                          2016 TO
                                                        OCTOBER 31,                     YEAR ENDED DECEMBER 31,
                                                          2016(f)         2015       2014         2013        2012       2011
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 7.86       $ 8.34     $  8.13     $  8.89      $ 8.93     $ 8.75
                                                          ------       ------     -------     -------      ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                     .29(c)*      .38         .42         .40         .40        .44
Net realized and unrealized gain (loss) on investment
 and foreign currency transactions                           .22         (.41)        .19        (.71)        .57        .31
Contributions from Affiliates                              - 0 -        - 0 -       - 0 -       - 0 -         .00(g)   - 0 -
                                                          ------       ------     -------     -------      ------     ------
Net increase (decrease) in net asset value from
 operations                                                  .51         (.03)        .61        (.31)        .97        .75
                                                          ------       ------     -------     -------      ------     ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                        (.28)        (.46)       (.45)       (.41)       (.48)      (.57)
Distributions from net realized gain on investment
 transactions                                              - 0 -         (.05)      - 0 -        (.04)       (.53)     - 0 -
                                                          ------       ------     -------     -------      ------     ------
Total dividends and distributions                           (.28)        (.51)       (.45)       (.45)      (1.01)      (.57)
                                                          ------       ------     -------     -------      ------     ------
Redemption fee                                               .00(g)     - 0 -       - 0 -       - 0 -       - 0 -      - 0 -
Anti-Dilutive Effect of Share Repurchase Program           - 0 -          .06         .05       - 0 -       - 0 -      - 0 -
                                                          ------       ------     -------     -------      ------     ------
Net asset value, end of period                            $ 8.09       $ 7.86     $  8.34     $  8.13      $ 8.89     $ 8.93
                                                          ======       ======     =======     =======      ======     ======
Market value, end of period                                  N/A       $ 7.67     $  7.47     $  7.13      $ 8.10     $ 8.07
                                                          ======       ======     =======     =======      ======     ======
Discount, end of period                                      N/A        (2.42)%    (10.43)%    (12.30)%     (8.89)%    (9.63)%

TOTAL RETURN
Total investment return based on:
 Market value                                                N/A         9.71%(h)   11.28%(h)   (6.50)%(h)  13.80%(h)   9.36%(h)
 Net asset value                                            6.66%(d)*     .70%(h)    8.96%(h)   (2.86)%(h)  12.15%(h)   9.67%(h)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000,000's omitted)             $  916       $1,696     $ 1,902     $ 1,976      $2,159     $2,168
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements(e)                  .88%^        .75%        .67%        .63%        .64%       .64%
 Expenses, before waivers/reimbursements(e)                  .96%^        .75%        .67%        .63%        .64%       .64%
 Net investment income                                      4.29%(c)^*   4.57%       5.02%       4.74%       4.34%      5.00%
Portfolio turnover rate                                       14%          34%         32%        107%         58%        67%
--------------------------------------------------------------------------------------------------------------------------------

(a)Inception date.

(b)Based on average shares outstanding.

(c)Net of fees and expenses waived by the Adviser.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)The expense ratios, excluding interest expense are:

                                                                        JANUARY 1,
                                                                          2016 TO
                                                                        OCTOBER 31, YEAR ENDED DECEMBER 31,
                                                                          2016(f)   2015 2014 2013 2012 2011
------------------------------------------------------------------------------------------------------------
CLASS A
   Net of waivers/reimbursements                                            .88%^   N/A  N/A  N/A  N/A  N/A
   Before waivers/reimbursements                                           1.09%^   N/A  N/A  N/A  N/A  N/A
CLASS C
   Net of waivers/reimbursements                                           1.63%^   N/A  N/A  N/A  N/A  N/A
   Before waivers/reimbursements                                           1.87%^   N/A  N/A  N/A  N/A  N/A
ADVISOR CLASS
   Net of waivers/reimbursements                                            .61%^   .61% .61% .57% .55% .58%
   Before waivers/reimbursements                                            .69%^   .61% .61% .57% .55% .58%

(f)The Predecessor Fund's fiscal year end was December 31 and the Fund's fiscal year end is October 31.

(g)Amount is less than $.005.

(h)Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

 ^ Annualized.

 * For the period ended October 31, 2016, the amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees as follows:

      NET INVESTMENT            NET INVESTMENT                TOTAL
     INCOME PER SHARE            INCOME RATIO                 RETURN
 -----------------------------------------------------------------------------
          $.003                      .04%                      .03%

AB TAX-AWARE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                 CLASS A
                                                                                              DECEMBER 11,
                                                                                               2013(a) TO
                                                                       YEAR ENDED OCTOBER 31, OCTOBER 31,
                                                                        2016        2015          2014
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.59      $10.51        $10.00
                                                                         ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                               .22         .18           .14
Net realized and unrealized gain on investment transactions               .28         .09           .50
                                                                         ------     ------       ------
Net increase in net asset value from operations                           .50         .27           .64
                                                                         ------     ------       ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.22)       (.18)         (.13)
Distributions from net realized gain on investment transactions         - 0 -        (.01)        - 0 -
                                                                         ------     ------       ------
Total dividends and distributions                                        (.22)       (.19)         (.13)
                                                                         ------     ------       ------
Net asset value, end of period                                         $10.87      $10.59        $10.51
                                                                         ======     ======       ======
TOTAL RETURN
Total investment return based on net asset value(d)                      4.69%       2.64%         6.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $6,385      $4,783        $1,954
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                  .80%        .81%          .85%^
 Expenses, before waivers/reimbursements                                 1.72%       2.19%         3.59%^
 Net investment income(c)                                                1.98%       1.75%         1.57%^
Portfolio turnover rate                                                    36%         35%           42%
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 CLASS C
                                                                                              DECEMBER 11,
                                                                                               2013(a) TO
                                                                       YEAR ENDED OCTOBER 31, OCTOBER 31,
                                                                        2016        2015          2014
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.59      $10.52        $10.00
                                                                         ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                               .13         .10           .07
Net realized and unrealized gain on investment transactions               .28         .09           .52
                                                                         ------     ------       ------
Net increase in net asset value from operations                           .41         .19           .59
                                                                         ------     ------       ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                     (.13)       (.11)         (.07)
Distributions from net realized gain on investment transactions         - 0 -        (.01)        - 0 -
                                                                         ------     ------       ------
Total dividends and distributions                                        (.13)       (.12)         (.07)
                                                                         ------     ------       ------
Net asset value, end of period                                         $10.87      $10.59        $10.52
                                                                         ======     ======       ======
TOTAL RETURN
Total investment return based on net asset value(d)                      3.91%       1.78%         5.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $2,022      $1,518        $  369
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                 1.55%       1.55%         1.55%^
 Expenses, before waivers/reimbursements                                 2.47%       2.85%         4.33%^
 Net investment income(c)                                                1.23%        .99%          .82%^
Portfolio turnover rate                                                    36%         35%           42%
----------------------------------------------------------------------------------------------------------

See footnotes on page 115.

--------------------------------------------------------------------------------

                                                                               ADVISOR CLASS
                                                                                              DECEMBER 11,
                                                                                               2013(a) TO
                                                                       YEAR ENDED OCTOBER 31, OCTOBER 31,
                                                                         2016        2015         2014
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 10.59     $ 10.52      $ 10.00
                                                                        -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                                .24         .21          .16
Net realized and unrealized gain on investment transactions                .28         .08          .52
                                                                        -------     -------     -------
Net increase in net asset value from operations                            .52         .29          .68
                                                                        -------     -------     -------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                      (.24)       (.21)        (.16)
Distributions from net realized gain on investment transactions          - 0 -        (.01)       - 0 -
                                                                        -------     -------     -------
Total dividends and distributions                                         (.24)       (.22)        (.16)
                                                                        -------     -------     -------
Net asset value, end of period                                         $ 10.87     $ 10.59      $ 10.52
                                                                        =======     =======     =======
TOTAL RETURN
Total investment return based on net asset value(d)                       4.96%       2.81%        6.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $33,667     $26,333      $14,584
Ratio to average net assets of:
 Expenses, net of waivers/reimbursements                                   .55%        .55%         .55%^
 Expenses, before waivers/reimbursements                                  1.47%       1.92%        3.82%^
 Net investment income(c)                                                 2.24%       1.99%        1.76%^
Portfolio turnover rate                                                     36%         35%          42%
----------------------------------------------------------------------------------------------------------

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Net of fees and expenses waived/reimbursed by the Adviser.


(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

 ^ Annualized.

APPENDIX A
--------------------------------------------------------------------------------

BOND RATINGS
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating--When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted;

2. The issue or issuer belongs to a group of securities or companies that are unrated as a matter of policy;

3. There is a lack of essential data pertaining to the issue or issuer; or

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note--Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P GLOBAL RATINGS ("S&P")
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC or C is regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB--Debt rated BB is less vulnerable to nonpayment than other speculative debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to an inadequate capacity to pay interest and repay principal.

B--Debt rated B is more vulnerable to nonpayment than debt rated BB, but there is capacity to pay interest and repay principal. Adverse business, financial or economic conditions will likely impair the capacity or willingness to pay principal or repay interest.

CCC--Debt rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions to pay interest and repay principal. In the event of adverse business, financial or economic conditions, there is not likely to be capacity to pay interest or repay principal.

CC--Debt rated CC is currently highly vulnerable to nonpayment.

C--The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments are being continued.

D--The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred.

Plus (+) or Minus (-)--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR--Not rated.

FITCH RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

Defaulted obligations are typically rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant considerations. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category or in categories below CCC.

DOMINION BOND RATING SERVICE LIMITED ("DOMINION")
Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

AAA--Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that Dominion has set for this category, few entities are able to achieve a AAA rating.

AA--Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition Dominion has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A--Long-term debt rated A is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While A is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB--Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB--Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B--Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC, CC and C--Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D--A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, Dominion may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by Dominion.

APPENDIX B
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The following supplemental hypothetical investment information provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Fund" in the Summary Information at the beginning of this Prospectus about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year, including an initial sales charge of 4.25% for all Funds except AB TAX-AWARE FIXED INCOME PORTFOLIO and an initial sales charge of 3.00% for AB TAX-AWARE FIXED INCOME PORTFOLIO. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each Fund is the same as stated under "Fees and Expenses of the Fund". Additional information concerning the fees and expenses incurred by the Funds may be found at FINRA's Fund Analyzer web page (available at http://apps.finra.org/fundanalyzer/1/fa.aspx). Your actual expenses may be higher or lower.

AB INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT               HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
   ---------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75   $  502.41    $ 9,976.34
   2              9,976.34      498.82    10,475.16      107.89     10,367.27
   3             10,367.27      518.36    10,885.63      112.12     10,773.51
   4             10,773.51      538.68    11,312.19      116.52     11,195.67
   5             11,195.67      559.78    11,755.45      121.08     11,634.37
   6             11,634.37      581.72    12,216.09      125.83     12,090.26
   7             12,090.26      604.51    12,694.77      130.76     12,564.01
   8             12,564.01      628.20    13,192.21      135.88     13,056.33
   9             13,056.33      652.82    13,709.15      141.20     13,567.95
   10            13,567.95      678.40    14,246.35      146.74     14,099.61
   ---------------------------------------------------------------------------
   Cumulative                $5,740.04                $1,640.43

AB GLOBAL BOND FUND
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT               HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
   ---------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75   $  508.45    $ 9,970.30
   2              9,970.30      498.52    10,468.82       86.89     10,381.93
   3             10,381.93      519.10    10,901.03       90.48     10,810.55
   4             10,810.55      540.53    11,351.08       94.21     11,256.87
   5             11,256.87      562.84    11,819.71       98.10     11,721.61
   6             11,721.61      586.08    12,307.69      102.15     12,205.54
   7             12,205.54      610.28    12,815.82      106.37     12,709.45
   8             12,709.45      635.47    13,344.92      110.76     13,234.16
   9             13,234.16      661.71    13,895.87      115.34     13,780.53
   10            13,780.53      689.03    14,469.56      120.10     14,349.46
   ---------------------------------------------------------------------------
   Cumulative                $5,782.31                $1,432.85

AB CREDIT LONG/SHORT PORTFOLIO
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT               HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
   ---------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75   $ 1100.61    $9,378.14
   2              9,378.14      468.91     9,847.05      889.19     8,957.86
   3              8,957.86      447.89     9,405.75      849.34     8,556.41
   4              8,556.41      427.82     8,984.23      811.28     8,172.95
   5              8,172.95      408.65     8,581.60      774.92     7,806.68
   6              7,806.68      390.33     8,197.01      740.19     7,456.82
   7              7,456.82      372.84     7,829.66      707.02     7,122.64
   8              7,122.64      356.13     7,478.77      675.33     6,803.44
   9              6,803.44      340.17     7,143.61      645.07     6,498.54
   10             6,498.54      324.93     6,823.47      616.16     6,207.31
   ---------------------------------------------------------------------------
   Cumulative                $4,016.42                $7,809.11

AB UNCONSTRAINED BOND FUND
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT               HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
   ---------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75   $  517.49    $ 9,961.26
   2              9,961.26      498.06    10,459.32      112.96     10,346.36
   3             10,346.36      517.32    10,863.68      117.33     10,746.35
   4             10,746.35      537.32    11,283.67      121.86     11,161.81
   5             11,161.81      558.09    11,719.90      126.57     11,593.33
   6             11,593.33      579.67    12,173.00      131.47     12,041.53
   7             12,041.53      602.08    12,643.61      136.55     12,507.06
   8             12,507.06      625.35    13,132.41      141.83     12,990.58
   9             12,990.58      649.53    13,640.11      147.31     13,492.80
   10            13,492.80      674.64    14,167.44      153.01     14,014.43
   ---------------------------------------------------------------------------
   Cumulative                $5,720.81                $1,706.38

AB HIGH INCOME FUND
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT               HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
   ---------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75   $  510.46    $ 9,968.29
   2              9,968.29      498.41    10,466.70       90.01     10,376.69
   3             10,376.69      518.83    10,895.52       93.70     10,801.82
   4             10,801.82      540.09    11,341.91       97.54     11,244.37
   5             11,244.37      562.22    11,806.59      101.54     11,705.05
   6             11,705.05      585.25    12,290.30      105.70     12,184.60
   7             12,184.60      609.23    12,793.83      110.03     12,683.80
   8             12,683.80      634.19    13,317.99      114.53     13,203.46
   9             13,203.46      660.17    13,863.63      119.23     13,744.40
   10            13,744.40      687.22    14,431.62      124.11     14,307.51
   ---------------------------------------------------------------------------
   Cumulative                $5,774.36                $1,466.85

AB LIMITED DURATION HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT               HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
   ---------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75   $  520.51    $ 9,958.24
   2              9,958.24      497.91    10,456.15      111.88     10,344.27
   3             10,344.27      517.21    10,861.48      116.22     10,745.26
   4             10,745.26      537.26    11,282.52      120.72     11,161.80
   5             11,161.80      558.09    11,719.89      125.40     11,594.49
   6             11,594.49      579.72    12,174.21      130.26     12,043.95
   7             12,043.95      602.20    12,646.15      135.31     12,510.84
   8             12,510.84      625.54    13,136.38      140.56     12,995.82
   9             12,995.82      649.79    13,645.61      146.01     13,499.60
   10            13,499.60      674.98    14,174.58      151.67     14,022.91
   ---------------------------------------------------------------------------
   Cumulative                $5,721.45                $1,698.54

AB HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  520.51    $ 9,958.24
   2              9,958.24      497.91    10,456.15     222.72     10,233.43
   3             10,233.43      511.67    10,745.10     228.87     10,516.23
   4             10,516.23      525.81    11,042.04     235.20     10,806.84
   5             10,806.84      540.34    11,347.18     241.69     11,105.49
   6             11,105.49      555.27    11,660.76     248.37     11,412.39
   7             11,412.39      570.62    11,983.01     255.24     11,727.77
   8             11,727.77      586.39    12,314.16     262.29     12,051.87
   9             12,051.87      602.59    12,654.46     269.54     12,384.92
   10            12,384.92      619.25    13,004.17     276.99     12,727.18
   --------------------------------------------------------------------------
   Cumulative                $5,488.60               $2,761.42

AB INCOME FUND
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  530.29    $ 9,948.46
   2              9,948.46      497.42    10,445.88     131.00     10,314.88
   3             10,314.88      515.74    10,830.62     135.83     10,694.79
   4             10,694.79      534.74    11,229.53     140.83     11,088.70
   5             11,088.70      554.44    11,643.14     146.02     11,497.12
   6             11,497.12      574.86    12,071.98     151.39     11,920.59
   7             11,920.59      596.03    12,516.62     156.97     12,359.65
   8             12,359.65      617.98    12,977.63     162.75     12,814.88
   9             12,814.88      640.74    13,455.62     168.75     13,286.87
   10            13,286.87      664.34    13,951.21     174.96     13,776.25
   --------------------------------------------------------------------------
   Cumulative                $5,675.04               $1,898.79

AB TAX-AWARE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                            HYPOTHETICAL INVESTMENT               HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
   ---------------------------------------------------------------------------
   1            $10,000.00   $  485.00   $10,185.00   $  376.39    $10,108.61
   2             10,108.61      505.43    10,614.04      177.25     10,436.79
   3             10,436.79      521.84    10,958.63      183.01     10,775.62
   4             10,775.62      538.78    11,314.40      188.95     11,125.45
   5             11,125.45      556.27    11,681.72      195.08     11,486.64
   6             11,486.64      574.33    12,060.97      201.42     11,859.55
   7             11,859.55      592.98    12,452.53      207.96     12,244.57
   8             12,244.57      612.23    12,856.80      214.71     12,642.09
   9             12,642.09      632.10    13,274.19      221.68     13,052.51
   10            13,052.51      652.63    13,705.14      228.88     13,476.26
   ---------------------------------------------------------------------------
   Cumulative                $5,671.59                $2,195.33

--------
*Expenses are net of any fee waiver or expense waiver for the first year.
 Thereafter, the expense ratio reflects the Fund's operating expenses as reflected under "Fees and Expenses of the Fund" before fee waiver in the Summary Information at the beginning of this Prospectus.

For more information about the Funds, the following documents are available upon request:

..  ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

..  STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Funds have an SAI, which contains more detailed information about the Funds, including their operations and investment policies. The Funds' SAI and the independent registered public accounting firm's reports and financial statements in each Fund's most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting the Adviser:

BY MAIL:          c/o AllianceBernstein Investor Services, Inc.
                  P.O. Box 786003
                  San Antonio, TX 78278-6003

BY PHONE:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618

ON THE INTERNET:  www.abfunds.com

Or you may view or obtain these documents from the Securities and Exchange Commission ("SEC"):

.. Call the SEC at 1-202-551-8090 for information on the operation of the Public Reference Room.

..  Reports and other information about the Funds are available on the EDGAR
   Database on the SEC's Internet site at http://www.sec.gov.

.. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

You also may find these documents and more information about the Adviser and the Funds on the Internet at: www.abfunds.com.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein(R) is a registered trademark used by permission of the owner, AllianceBernstein L.P.

            FUND                                       SEC FILE NO.
            -------------------------------------------------------
            AB Intermediate Bond Portfolio              811-02383
            AB Global Bond Fund                         811-06554
            AB Credit Long/Short Portfolio              811-02383
            AB Unconstrained Bond Fund                  811-07391
            AB High Income Fund                         811-08188
            AB Limited Duration High Income Portfolio   811-02383
            AB High Yield Portfolio                     811-02383
            AB Income Fund                              811-02383
            AB Tax-Aware Fixed Income Portfolio         811-02383

                                                                  PRO-0115-0117

                                    [GRAPHIC]